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TAX-EXEMPT INCOME
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Alliance Municipal
Income Fund II

Semi-Annual Report
March 31, 2002

                               [GRAPHIC OMITTED]

                                            Alliance Capital [LOGO](R)
                                            The Investment Professional's Choice

                           Investment Products Offered
                           ---------------------------
                            o Are Not FDIC Insured
                            o May Lose Value
                            o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

Alliance Fund Distributors, Inc., the principal underwriter of the Alliance mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

LETTER TO SHAREHOLDERS
May 22, 2002

Dear Shareholder:

This report provides municipal market activity and investment results for Alliance Municipal Income Fund II (the "Fund") for the semi-annual reporting period ended March 31, 2002.

Investment Objectives and Policies

The nine portfolios of this open-end fund, by investing principally in high-yielding, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax (or for Florida, the intangible tax) that is available without assuming undue risk. These securities generally offer current yields above those of higher-quality municipal obligations.

INVESTMENT RESULTS*
Periods Ended March 31, 2002

                                             -----------------------------------
                                                        Total Returns
                                             -----------------------------------
                                                                      Overall
                                               6           12       Morningstar
Portfolio                                    Months      Months      Ratings**
--------------------------------------------------------------------------------
Arizona                                      0.78%       4.43%          5
--------------------------------------------------------------------------------
Florida                                      0.33%       3.89%          4
--------------------------------------------------------------------------------
Massachusetts                               -0.78%       2.93%          4
--------------------------------------------------------------------------------
Michigan                                     0.73%       5.59%          5
--------------------------------------------------------------------------------
Minnesota                                    0.17%       3.35%          5
--------------------------------------------------------------------------------
New Jersey                                  -0.46%       0.82%          3
--------------------------------------------------------------------------------
Ohio                                         1.69%       3.46%          5
--------------------------------------------------------------------------------
Pennsylvania                                 0.25%       4.88%          4
--------------------------------------------------------------------------------
Virginia                                     0.82%       3.48%          4
--------------------------------------------------------------------------------
Number of Funds in Morningstar
Municipal Bond Fund Category                                        1,658
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond Index         0.33%       3.81%
--------------------------------------------------------------------------------

* The Fund's investment results represent total returns for the periods shown and are based on the net asset value (NAV) of Class A shares as of March 31, 2002. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including an Alliance mutual fund. Past performance is no guarantee of future results.

      Additional performance information can be found on pages 2-3 and 8-17.

** 2002 Morningstar, Inc. All Rights Reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or


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                                           ALLIANCE MUNICIPAL INCOME FUND II o 1

----------------------
LETTER TO SHAREHOLDERS
----------------------

losses arising from any use of this information. Past performance is no guarantee of future results. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) Metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five- and 10-year (if applicable) Morningstar Rating metrics. The Fund was rated against the following numbers of U.S.-domiciled municipal bond funds over the following time periods: 1,658 funds in the last three years and 1,507 in the last five years. With respect to these municipal bond funds, each of the Fund's portfolios' 3- and 5-year Morningstar ratings were: Arizona 4 stars and 5 stars; Florida 3 stars and 4 stars; Massachusetts 3 stars and 5 stars; Michigan 4 stars and 5 stars; Minnesota 4 stars and 5 stars; New Jersey 2 stars and 3 stars; Ohio 4 stars and 5 stars; Pennsylvania 3 stars and 4 stars; Virginia 3 stars and 5 stars, respectively. Morningstar ratings are for the Fund's Class A shares only. Class B and Class C shares may have different performance characteristics. Ratings can change monthly. Each portfolio's SEC average annual returns can be found on page 16.

ALLIANCE MUNICIPAL INCOME FUND II--CLASS A SHARES
Periods Ended March 31, 2002

                                                                       Since
                    1 Year              3 Year         5 Year         Inception
                    Lipper              Lipper         Lipper          Lipper
Portfolio          Rankings*           Rankings*      Rankings*       Rankings*
--------------------------------------------------------------------------------
Arizona              5/43                5/38           1/38            1/21
--------------------------------------------------------------------------------
Florida              10/60               13/58          2/56            1/23
--------------------------------------------------------------------------------
Massachusetts        23/57               28/51          1/48            1/32
--------------------------------------------------------------------------------
Michigan             1/43                1/40           1/38            1/25
--------------------------------------------------------------------------------
Minnesota            18/50               4/47           1/45            1/19
--------------------------------------------------------------------------------
New Jersey           52/54               36/51          12/47           4/24
--------------------------------------------------------------------------------
Ohio                 10/47               11/44          3/41            3/23
--------------------------------------------------------------------------------
Pennsylvania         5/62                5/60           3/58            1/34
--------------------------------------------------------------------------------
Virginia             6/37                11/36          1/35            1/27
--------------------------------------------------------------------------------

* Lipper Rankings are based on the Fund's return among the returns of its peer group of funds, as represented by the respective state-specific Lipper Municipal Debt Funds Average. Funds in the Lipper averages generally have similar investment objectives to the Fund, although some may have different investment policies. Fund portfolio inception dates are: Arizona (6/1/94); Florida (6/25/93); Massachusetts (3/29/94); Michigan (2/25/94); Minnesota (6/25/93); New Jersey (6/25/93); Ohio (6/25/93); Pennsylvania (6/25/93); and Virginia (4/29/94). An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II.


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2  o ALLIANCE MUNICIPAL INCOME FUND II

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

MUNICIPAL INCOME FUND II--CLASS A SHARES
COMPARED TO LIPPER MUNICIPAL DEBT FUNDS AVERAGE*
Periods Ended March 31, 2002

                                                                          Fund
                         Fund                     Fund                  Portfolio
                       Portfolio                Portfolio                 Total         Lipper
                         Total      Lipper        Total       Lipper     Returns       Average
                        Returns     Average      Returns      Average     Since         Since
Portfolio              12 Months   12 Months     5 Years      5 Years   Inception**   Inception
-----------------------------------------------------------------------------------------------
Arizona                  4.43%        3.44%       6.33%        5.03%       6.71%        5.65%
-----------------------------------------------------------------------------------------------
Florida                  3.89%        3.14%       5.94%        5.07%       5.60%        4.92%
-----------------------------------------------------------------------------------------------
Massachusetts            2.93%        2.84%       5.95%        4.98%       7.12%        5.58%
-----------------------------------------------------------------------------------------------
Michigan                 5.59%        3.18%       6.86%        5.07%       6.79%        5.01%
-----------------------------------------------------------------------------------------------
Minnesota                3.35%        3.17%       6.05%        4.92%       5.44%        4.88%
-----------------------------------------------------------------------------------------------
New Jersey               0.82%        2.92%       5.45%        5.04%       5.27%        4.85%
-----------------------------------------------------------------------------------------------
Ohio                     3.46%        2.84%       5.89%        4.95%       5.51%        4.92%
-----------------------------------------------------------------------------------------------
Pennsylvania             4.88%        3.41%       6.04%        4.92%       5.85%        4.88%
-----------------------------------------------------------------------------------------------
Virginia                 3.48%        2.81%       6.13%        5.15%       6.84%        5.64%
-----------------------------------------------------------------------------------------------

*     Total returns for the Fund's portfolios are based on the net asset value
      (NAV) of Class A shares as of March 31, 2002. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. Past performance is no guarantee of future results. The state specific Lipper Municipal Debt Funds Averages have generally similar investment objectives to the Fund's portfolios, although some may have different investment policies. An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II.

**    Fund portfolio since inception dates can be found on page 2.

Investment Results

Each portfolio's Class A share total returns at net asset value (NAV) for the six- and 12-month periods ended March 31, 2002 are shown on the preceding page, along with those of the Fund's benchmark, the Lehman Brothers Municipal Bond Index. This is accompanied by a comparison of the portfolios' peer groups, as measured by the Lipper Municipal Debt Funds Average for each state. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade, tax-exempt bond market. The Lipper Municipal Debt Funds Average is comprised of funds with generally similar investment objectives to the Fund's portfolios, although some may have different investment policies.

The Lehman Brothers Municipal Bond Index serves as a model of overall municipal market performance and is best used as a measure of relative


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 3

----------------------
LETTER TO SHAREHOLDERS
----------------------

performance in comparison to other sectors of the fixed income markets. For example, an investor can directly compare the performance of the municipal bond market to that of the corporate bond market by reviewing the performance of the Lehman Brothers Municipal Bond Index and the Lehman Brothers Corporate Bond Index. The performance of the Lehman Brothers Municipal Bond Index does not reflect such factors as tax and investment policies that can impact the performance of a particular portfolio.

For the six-month period ended March 31, 2002, the Fund's performance versus the Lehman Brothers Municipal Bond Index was mixed, with five portfolios outperforming the Index, three portfolios underperforming and one--the Florida Portfolio--performing in line with it. The Massachusetts and New Jersey Portfolios, in particular, underperformed over the period. The lagging performance of these two portfolios is largely attributable to their exposure to airline-backed municipal bonds. As a result of the events of September 11, the entire airline sector was negatively impacted. Currently, airline-backed municipal bonds are trading at prices that are above their six-month lows. This rebound reflects the gradual recovery in air travel. Over the past 12 months, the Fund's returns were mostly in line with the Lehman Brothers Municipal Bond Index.

We believe a more meaningful assessment of each portfolio can be drawn from comparing each portfolio's performance to its Lipper peer group average. The Lipper peer group average is composed of mutual funds with generally similar investment objectives, although potentially different investment policies. With the exception of the New Jersey Portfolio, over the past 12 months all of the Fund's portfolios have outperformed their Lipper peer group averages for the 12-month, five-year and since inception periods.

The portfolios' continued strong performance versus their respective Lipper peer group averages reflects our fundamental approach to managing the assets of the portfolios. The portfolios are designed to maximize income through both maturity selection and the use of credit research. By focusing on less volatile sectors of the market, such as single family mortgage revenue bonds, the portfolios tend to be more defensively positioned than other long-term funds.

Market Overview

The municipal bond market outperformed taxable fixed income sectors on both an absolute and after-tax basis for the six months ended March 31, 2002. The Lehman Brothers Municipal Bond Index outpaced the Lehman Brothers U.S. Aggregate Index (comprised of investment-grade, taxable bonds) by 0.19% over this period, pretax. The municipal bond market's outperformance over this time period resulted from a strong demand for municipal bonds by investors seeking shelter from market volatility and taxes.


--------------------------------------------------------------------------------
4 o ALLIANCE MUNICIPAL INCOME FUND II

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

The markets have undergone a number of transitions over the last six months. The economy, however, appears to be recovering. The current military campaign against terrorism has led to higher government expenditures. The U.S. Federal Reserve appears to have completed its series of 11 interest rate cuts and is expected to raise the Fed Funds rate target sometime later this year in response to evidence of a stronger economy. The combination of these events has resulted in a higher level of market volatility.

Although the market consensus is that the U.S. Federal Reserve will reverse direction, there is a wide range of opinion as to its timing. As the economy rebounds, investors are reducing their expected rates of return on equities to more rational levels reflective of longer-term historic averages. Investors have rediscovered the benefits of diversification and are reallocating assets in favor of fixed income, specifically tax-exempt, securities. This has led to a strong demand for municipal bond investments.

The U.S. economic conditions have had a mixed effect on the credit profile of municipalities. Cities, counties and school district credits have remained stable despite the slowdown. These local governments have benefited from steady property tax receipts due to the ongoing strength of the housing market. States, however, experienced greater budgetary shortfalls as sales and income tax receipts have been below projections and spending on health care and social services has continued to rise. Given these widespread budget problems, several states were placed on negative outlook by the rating agencies during the first quarter of this year. If the U.S. economic recovery remains slow, local governments' finances may come under pressure as states are forced to reduce outlays in order to balance their own budgets. Currently, the Fund's portfolios have minimal exposure to general obligation debt.

Despite the credit concerns listed above, the overall credit quality of the municipal bond market is very strong and, for the most part, unaffected by many of the excesses currently impacting the corporate bond market. Among all municipal issuers, credit rating upgrades exceeded downgrades during the quarter. Health care remains the weakest sector within the municipal bond market, with industry-wide financial pressure leading to more downgrades than upgrades for the sector.

Investment Strategy

The last several months have provided a number of opportunities to reposition the portfolios of the Fund. This repositioning focused on the coupon structure, maturity range and credit profile of each portfolio. In addition, protection against early redemption, and, therefore reinvestment risk, was improved. As part of our ongoing research surveillance process, each holding in the Fund is evaluated on the basis of its relative credit risk, individ-


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 5

----------------------
LETTER TO SHAREHOLDERS
----------------------

ually and as part of a sector of the market. Using those evaluations, we have selectively adjusted the exposure of each of the portfolios to specific bonds or sectors. For example, in anticipation that the health care sector may come under additional financial and competitive pressures, we have been selectively reducing our exposure in the sector.

Over the past six and 12 months, there has been an increased level volatility in the Municipal bond market. This facilitates the repositioning of the existing portfolios and the investment of new cash. For example, when demand for municipal bonds by individual investors pushes prices higher, we selectively sell positions. Bonds chosen for sale have, in our opinion, reached their maximum expected price appreciation. When market volatility causes price declines, we look for buying opportunities for new cash. We also consider replacing current holdings with similar bonds that offer higher yields given the general market decline.

Outlook

Market volatility should continue to provide attractive investment opportunities over the next three to six months. The sources of this volatility will continue to include the uncertainty of the economy's turnaround, the timing of a tightening by the U.S. Federal Reserve, the spillover of volatility from the equity market and geopolitical event risk. We expect the economy to continue to recover and, therefore, consider current U.S. Federal Reserve policy to be unsustainably accommodative. Nonetheless, any initial increases in the Fed
Funds target rate should be incremental and analogous more to taking one's foot off the accelerator rather than putting it on the brake.

We remain confident that the U.S. Federal Reserve will adjust policy sufficiently to contain inflation. The U.S. Federal Reserve's actions should result in a flatter yield curve. In other words, the difference between yields on long-term bonds and short-term bonds should decline. Most of this decline will result from rising yields on short-term bonds. Currently, the portfolios are mostly invested in long-term bonds. However, the current volatility should continue to provide opportunities for repositioning the portfolios. Market volatility, particularly in equities, will also influence individual investment decisions, in favor of municipal bonds, going forward.

We expect more investors to embrace an asset allocation-based approach to investing. We further anticipate that investors will select municipal bonds for the conservative portion of their fixed income allocation. The historically strong credit quality of the municipal bond market and the obvious benefit of tax-free income should cause municipal bonds to be a major part of individual investors' portfolios. Therefore, demand for municipal securities should continue to outpace supply, and tax-free investments should remain attractive on a relative value basis.


--------------------------------------------------------------------------------
6 o ALLIANCE MUNICIPAL INCOME FUND II

                                                          ----------------------
                                                          LETTER TO SHAREHOLDERS
                                                          ----------------------

The Alliance Municipal Income team is proud of our excellent long-term investment record. We look forward to the opportunity to serve our shareholders over the next year.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President


/s/ David Dowden

David Dowden
Vice President


/s/ Terrance Hults

Terrance Hults
Vice President

[PHOTO]     John D. Carifa

[PHOTO]     David Dowden

[PHOTO]     Terrance Hults

Portfolio Managers, David Dowden and Terrance Hults, have over 25 years of combined investment experience.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 7

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Arizona Portfolio
6/30/94 to 3/31/02

Arizona Portfolio Class A at NAV:      $16,722
Arizona Portfolio Class A at offering: $16,010
Lipper AZ Muni Funds Average:          $15,320

[The following table was depicted as a mountain chart in the printed material.]

                                                      Lipper Arizona Municipal
                            Arizona Portfolio            Debt Funds Average
-------------------------------------------------------------------------------
   6/30/94                       $ 9,574                       $10,000
   3/31/95                       $10,237                       $10,614
   3/31/96                       $10,869                       $11,336
   3/31/97                       $11,781                       $11,938
   3/31/98                       $13,159                       $13,129
   3/31/99                       $14,107                       $13,821
   3/31/00                       $14,064                       $13,574
   3/31/01                       $15,331                       $14,810
   3/31/02                       $16,010                       $15,320


Florida Portfolio
6/30/93 to 3/31/02

Florida Portfolio Class A at NAV:      $16,119
Florida Portfolio Class A at offering: $15,440
Lipper FL Muni Funds Average:          $15,231

[The following table was depicted as a mountain chart in the printed material.]

                                                      Lipper Florida Municipal
                            Florida Portfolio            Debt Funds Average
-------------------------------------------------------------------------------
   6/30/93                       $ 9,579                       $10,000
   3/31/94                       $ 9,108                       $ 9,784
   3/31/95                       $ 9,812                       $10,459
   3/31/96                       $10,837                       $11,258
   3/31/97                       $11,572                       $11,802
   3/31/98                       $12,956                       $13,022
   3/31/99                       $13,720                       $13,684
   3/31/00                       $13,455                       $13,381
   3/31/01                       $14,862                       $14,723
   3/31/02                       $15,440                       $15,231


Please see mountain chart footnotes on page 12.


--------------------------------------------------------------------------------
8 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Massachusetts Portfolio
3/31/94 to 3/31/02

Massachusetts Portfolio Class A at NAV:      $17,340
Massachusetts Portfolio Class A at offering: $16,609
Lipper MA Muni Funds Average:                $15,447

[The following table was depicted as a mountain chart in the printed material.]

                                                  Lipper Massachusetts Municipal
                          Massachusetts Portfolio        Debt Funds Average
-------------------------------------------------------------------------------
   3/31/94                       $ 9,579                       $10,000
   3/31/95                       $10,450                       $10,629
   3/31/96                       $11,265                       $11,375
   3/31/97                       $12,443                       $11,995
   3/31/98                       $14,101                       $13,247
   3/31/99                       $15,021                       $13,934
   3/31/00                       $14,611                       $13,601
   3/31/01                       $16,137                       $15,007
   3/31/02                       $16,609                       $15,447


Michigan Portfolio
2/28/94 to 3/31/02

Michigan Portfolio Class A at NAV:           $17,018
Michigan Portfolio Class A at offering:      $16,300
Lipper MI Muni Funds Average:                $14,858

[The following table was depicted as a mountain chart in the printed material.]

                                                     Lipper Michigan Municipal
                           Michigan Portfolio            Debt Funds Average
-------------------------------------------------------------------------------
   2/28/94                       $ 9,579                       $10,000
   3/31/94                       $ 9,111                       $ 9,563
   3/31/95                       $ 9,957                       $10,181
   3/31/96                       $10,882                       $10,912
   3/31/97                       $11,697                       $11,473
   3/31/98                       $13,257                       $12,677
   3/31/99                       $14,114                       $13,315
   3/31/00                       $14,074                       $13,045
   3/31/01                       $15,436                       $14,369
   3/31/02                       $16,300                       $14,858


Please see mountain chart footnotes on page 12.


--------------------------------------------------------------------------------
                                           ALLIANCE MUNICIPAL INCOME FUND II o 9

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Minnesota Portfolio
6/30/93 to 3/31/02

Minnesota Portfolio Class A at NAV:          $15,903
Minnesota Portfolio Class A at offering:     $15,233
Lipper MN Muni Funds Average:                $15,185

[The following table was depicted as a mountain chart in the printed material.]

                                                     Lipper Minnesota Municipal
                           Minnesota Portfolio            Debt Funds Average
-------------------------------------------------------------------------------
   6/30/93                       $ 9,579                       $10,000
   3/31/94                       $ 9,265                       $ 9,890
   3/31/95                       $ 9,956                       $10,514
   3/31/96                       $10,550                       $11,180
   3/31/97                       $11,355                       $11,756
   3/31/98                       $12,696                       $12,918
   3/31/99                       $13,453                       $13,595
   3/31/00                       $13,344                       $13,386
   3/31/01                       $14,740                       $14,707
   3/31/02                       $15,233                       $15,185


New Jersey Portfolio
6/30/93 to 3/31/02

New Jersey Portfolio Class A at NAV:         $15,676
Lipper NJ Muni Funds Average:                $15,142
New Jersey Portfolio Class A at offering:    $15,016

[The following table was depicted as a mountain chart in the printed material.]

                                                     Lipper New Jersey Municipal
                          New Jersey Portfolio            Debt Funds Average
-------------------------------------------------------------------------------
   6/30/93                       $ 9,579                       $10,000
   3/31/94                       $ 9,252                       $ 9,810
   3/31/95                       $ 9,930                       $10,416
   3/31/96                       $10,769                       $11,154
   3/31/97                       $11,516                       $11,735
   3/31/98                       $12,830                       $12,917
   3/31/99                       $13,720                       $13,622
   3/31/00                       $13,408                       $13,317
   3/31/01                       $14,894                       $14,706
   3/31/02                       $15,016                       $15,142


Please see mountain chart footnotes on page 12.


--------------------------------------------------------------------------------
10 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              PERFORMANCE UPDATE
                                                              ------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Ohio Portfolio
6/30/93 to 3/31/02

Ohio Portfolio: Class A at NAV:              $16,004
Ohio Portfolio Class A at offering:          $15,330
Lipper OH Muni Funds Average:                $15,236

[The following table was depicted as a mountain chart in the printed material.]

                                                        Lipper Ohio Municipal
                              Ohio Portfolio             Debt Funds Average
-------------------------------------------------------------------------------
   6/30/93                       $ 9,579                       $10,000
   3/31/94                       $ 9,223                       $ 9,838
   3/31/95                       $ 9,964                       $10,490
   3/31/96                       $10,774                       $11,227
   3/31/97                       $11,513                       $11,823
   3/31/98                       $12,975                       $13,024
   3/31/99                       $13,698                       $13,708
   3/31/00                       $13,391                       $13,449
   3/31/01                       $14,816                       $14,794
   3/31/02                       $15,330                       $15,236


Pennsylvania Portfolio
6/30/93 to 3/31/02

Pennsylvania Portfolio Class A at NAV:       $16,464
Pennsylvania Portfolio Class A at offering:  $15,770
Lipper PA Muni Funds Average:                $15,184

[The following table was depicted as a mountain chart in the printed material.]

                                                  Lipper Pennsylvania Municipal
                          Pennsylvania Portfolio         Debt Funds Average
-------------------------------------------------------------------------------
   6/30/93                       $ 9,579                       $10,000
   3/31/94                       $ 9,314                       $ 9,871
   3/31/95                       $10,038                       $10,482
   3/31/96                       $10,948                       $11,265
   3/31/97                       $11,765                       $11,852
   3/31/98                       $13,150                       $13,068
   3/31/99                       $13,991                       $13,705
   3/31/00                       $13,622                       $13,383
   3/31/01                       $15,036                       $14,676
   3/31/02                       $15,770                       $15,184


Please see mountain chart footnotes on page 12.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 11

------------------
PERFORMANCE UPDATE
------------------

PERFORMANCE UPDATE

ALLIANCE MUNICIPAL INCOME FUND II
GROWTH OF A $10,000 INVESTMENT

Virginia Portfolio
4/30/94 to 3/31/02

Virginia Portfolio Class A at NAV:           $16,891
Virginia Portfolio Class A at offering:      $16,179
Lipper VA Muni Funds Average:                $15,447

[The following table was depicted as a mountain chart in the printed material.]

                                                     Lipper Virginia Municipal
                           Virginia Portfolio            Debt Funds Average
-------------------------------------------------------------------------------
   4/30/94                       $ 9,579                       $10,000
   3/31/95                       $10,170                       $10,591
   3/31/96                       $11,182                       $11,374
   3/31/97                       $12,019                       $11,947
   3/31/98                       $13,764                       $13,231
   3/31/99                       $14,468                       $13,895
   3/31/00                       $14,361                       $13,685
   3/31/01                       $15,636                       $15,004
   3/31/02                       $16,179                       $15,447


Each chart illustrates the total value of an assumed $10,000 investment in each of Alliance Municipal Income Fund II's Class A shares (since the closest month-end after each Portfolio's inception date through 3/31/02). The charts reflect the deduction of the maximum 4.25% sales charges from initial $10,000 investments in the Portfolios and assume the reinvestment of dividends and capital gains. Performance at NAV (net asset value) does not reflect sales charges, which reduce total return figures. Performance for Class B and Class C shares will vary from the results shown in these illustrations due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Lipper Arizona Municipal Debt Funds Average reflects performance of 21 funds; the Lipper Florida Municipal Debt Funds Average reflects performance of 23 funds; the Lipper Massachusetts Municipal Debt Funds Average reflects performance of 32 funds; the Lipper Michigan Municipal Debt Funds Average reflects performance of 25 funds; the Lipper Minnesota Municipal Debt Funds Average reflects performance of 19 funds; the Lipper New Jersey Municipal Debt Funds Average reflects performance of 24 funds; the Lipper Ohio Municipal Debt Funds Average reflects performance of 23 funds; the Lipper Pennsylvania Municipal Debt Funds Average reflects performance of 34 funds; and the Lipper Virginia Municipal Debt Funds Average reflects performance of 27 funds. The funds tracked by Lipper Inc. have generally similar investment objectives to the applicable Alliance Municipal Income Fund II Portfolios, although some of the funds may have investment policies that are somewhat different than those of Alliance Municipal Income Fund II.

When comparing an Alliance Municipal Income Fund II Portfolio to the corresponding Lipper Average, you should note that no charges are reflected in the performance of the Lipper Averages.

An investor cannot invest directly in an average, and its results are not indicative of any specific investment, including Alliance Municipal Income Fund II.


--------------------------------------------------------------------------------
12 o ALLIANCE MUNICIPAL INCOME FUND II

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
March 31, 2002 (unaudited)

ARIZONA PORTFOLIO
BOND QUALITY RATING
   49.45% AAA
    9.62% AA
    8.46% A                             [PIE CHART OMITTED]
   16.87% BBB
   15.60% NR

INCEPTION DATE
(Class A Shares)
6/1/94

FLORIDA PORTFOLIO
BOND QUALITY RATING
   41.99% AAA
    2.86% AA
   23.05% A                             [PIE CHART OMITTED]
    8.87% BBB
   23.23% NR

INCEPTION DATE
(Class A Shares)
6/25/93

MASSACHUSETTS PORTFOLIO
BOND QUALITY RATING
   46.15% AAA
   16.48% AA
    4.03% A                             [PIE CHART OMITTED]
   25.45% BBB
    7.89% NR

INCEPTION DATE
(Class A Shares)
3/29/94

All data as of March 31, 2002. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time. NR - non-rated.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 13

-----------------
PORTFOLIO SUMMARY
-----------------

PORTFOLIO SUMMARY
March 31, 2002 (unaudited)

MICHIGAN PORTFOLIO
BOND QUALITY RATING
   52.92% AAA
    6.85% AA
   15.75% A                             [PIE CHART OMITTED]
   18.17% BBB
    6.31% NR

INCEPTION DATE
(Class A Shares)
2/25/94

MINNESOTA PORTFOLIO
BOND QUALITY RATING
   44.54% AAA
   23.06% AA
   21.81% A                             [PIE CHART OMITTED]
    3.57% BBB
    7.02% NR

INCEPTION DATE
(Class A Shares)
6/25/93

NEW JERSEY PORTFOLIO
BOND QUALITY RATING
  56.08% AAA
  10.55% AA
  15.53% A                              [PIE CHART OMITTED]
  10.83% BBB
   7.01% NR

INCEPTION DATE
(Class A Shares)
6/25/93

All data as of March 31, 2002. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time. NR - non-rated.


--------------------------------------------------------------------------------
14 o ALLIANCE MUNICIPAL INCOME FUND II

                                                               -----------------
                                                               PORTFOLIO SUMMARY
                                                               -----------------

PORTFOLIO SUMMARY
March 31, 2002 (unaudited)

OHIO PORTFOLIO
BOND QUALITY RATING
   33.02% AAA
    1.23% AA
   16.24% A                             [PIE CHART OMITTED]
   30.13% BBB
   19.38% NR

INCEPTION DATE
(Class A Shares)
6/25/93

PENNSYLVANIA PORTFOLIO
BOND QUALITY RATING
   31.37% AAA
   24.51% AA
   10.05% A                             [PIE CHART OMITTED]
   22.46% BBB
   11.61% NR

INCEPTION DATE
(Class A Shares)
6/25/93

VIRGINIA PORTFOLIO
BOND QUALITY RATING
   30.69% AAA
   26.74% AA
   17.61% A                             [PIE CHART OMITTED]
   13.51% BBB
   11.45% NR

INCEPTION DATE
(Class A Shares)
4/29/94

All data as of March 31, 2002. Each portfolio's quality breakdown is expressed as a percentage of the portfolio's total investments and may vary over time. NR - non-rated.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 15

------------------
INVESTMENT RESULTS
------------------

INVESTMENT RESULTS
Average Annual Total Returns as of March 31, 2002 (unaudited)

                                                   NAV and SEC Total Returns
-----------------------------------------------------------------------------------------------------
                                  Without Sales Charge                     With Sales Charge
-----------------------------------------------------------------------------------------------------
                                                       Since                                  Since
                            1 Year       5 Years     Inception     1 Year       5 Years     Inception
-----------------------------------------------------------------------------------------------------
Arizona Portfolio
  Class A                    4.43%        6.33%        6.71%        0.03%        5.40%        6.13%
  Class B                    3.75%        5.60%        6.14%        0.78%        5.60%        6.14%
  Class C                    3.76%        5.60%        5.97%        2.76%        5.60%        5.97%
Florida Portfolio
  Class A                    3.89%        5.94%        5.60%       -0.56%        5.02%        5.08%
  Class B                    3.26%        5.21%        5.07%        0.30%        5.21%        5.07%
  Class C                    3.26%        5.21%        4.85%        2.27%        5.21%        4.85%
Massachusetts Portfolio
  Class A                    2.93%        5.95%        7.12%       -1.48%        5.03%        6.54%
  Class B                    2.27%        5.23%        6.58%       -0.66%        5.23%        6.58%
  Class C                    2.27%        5.23%        6.39%        1.29%        5.23%        6.39%
Michigan Portfolio
  Class A                    5.59%        6.86%        6.79%        1.13%        5.95%        6.22%
  Class B                    4.91%        6.13%        6.23%        1.91%        6.13%        6.23%
  Class C                    4.91%        6.13%        6.05%        3.91%        6.13%        6.05%
Minnesota Portfolio
  Class A                    3.35%        6.05%        5.44%       -1.08%        5.14%        4.92%
  Class B                    2.66%        5.31%        4.89%       -0.28%        5.31%        4.89%
  Class C                    2.76%        5.33%        4.69%        1.78%        5.33%        4.69%
New Jersey Portfolio
  Class A                    0.82%        5.45%        5.27%       -3.42%        4.54%        4.75%
  Class B                    0.10%        4.70%        4.74%       -2.77%        4.70%        4.74%
  Class C                    0.10%        4.69%        4.50%       -0.86%        4.69%        4.50%
Ohio Portfolio
  Class A                    3.46%        5.89%        5.51%       -0.95%        4.98%        5.00%
  Class B                    2.68%        5.12%        4.98%       -0.26%        5.12%        4.98%
  Class C                    2.68%        5.14%        4.76%        1.70%        5.14%        4.76%
Pennsylvania Portfolio
  Class A                    4.88%        6.04%        5.85%        0.46%        5.11%        5.34%
  Class B                    4.18%        5.30%        5.33%        1.19%        5.30%        5.33%
  Class C                    4.18%        5.30%        5.10%        3.18%        5.30%        5.10%
Virginia Portfolio
  Class A                    3.48%        6.13%        6.84%       -0.94%        5.21%        6.26%
  Class B                    2.70%        5.40%        6.29%       -0.24%        5.40%        6.29%
  Class C                    2.81%        5.40%        6.11%        1.82%        5.40%        6.11%

The Fund's investment results represent average annual total returns. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1%, year 1 contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
16 o ALLIANCE MUNICIPAL INCOME FUND II

                                                              ------------------
                                                              INVESTMENT RESULTS
                                                              ------------------

INVESTMENT RESULTS
As of March 31, 2002 (unaudited)

ALLIANCE MUNICIPAL INCOME FUND II

------------------------------------------------------------------------------------------------
                                                                     Taxable Equivalent Yield in
                                    30-Day SEC Yield*                 36% Tax Bracket (at NAV)**
------------------------------------------------------------------------------------------------
Arizona Portfolio
  Class A                                 4.78%                                  8.46%
  Class B                                 4.29%                                  7.39%
  Class C                                 4.29%                                  7.39%
Florida Portfolio
  Class A                                 4.99%                                  8.28%
  Class B                                 4.49%                                  7.16%
  Class C                                 4.49%                                  7.16%
Massachusetts Portfolio
  Class A                                 4.99%                                  8.81%
  Class B                                 4.51%                                  7.72%
  Class C                                 4.51%                                  7.72%
Michigan Portfolio
  Class A                                 4.68%                                  8.33%
  Class B                                 4.19%                                  7.25%
  Class C                                 4.19%                                  7.25%
Minnesota Portfolio
  Class A                                 4.85%                                  8.55%
  Class B                                 4.36%                                  7.36%
  Class C                                 4.35%                                  7.34%
New Jersey Portfolio
  Class A                                 4.48%                                  8.96%
  Class B                                 3.97%                                  7.73%
  Class C                                 3.97%                                  7.73%
Ohio Portfolio
  Class A                                 4.77%                                  9.04%
  Class B                                 4.28%                                  7.91%
  Class C                                 4.27%                                  7.90%
Pennsylvania Portfolio
  Class A                                 4.84%                                  8.41%
  Class B                                 4.34%                                  7.30%
  Class C                                 4.34%                                  7.30%
Virginia Portfolio
  Class A                                 4.75%                                  8.84%
  Class B                                 4.26%                                  7.73%
  Class C                                 4.26%                                  7.73%

* SEC yields are based on SEC guidelines and are calculated on 30 days ended March 31, 2002.

** The taxable-equivalent yield is based on NAV and a 36% marginal Federal income tax rate and maximum state, city and local taxes where applicable.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 17

------------------------
ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
         MUNICIPAL BONDS-98.6%

         Long Term Municipal Bonds-97.1%
         Arizona-91.2%
A3       Arizona Hlth Facs Auth Rev
         (Children's Hospital) Ser 02A
         6.00%, 2/15/32(a) ...........................     $6,700     $6,616,920
AAA      Arizona School Board
         (Fac Res) Ser 01
         5.00%, 7/01/19 ..............................      7,230      7,179,896
Aaa      Arizona Student Loan Acquisition Auth
         (Student Loan Rev) Ser 99B-1 AMT
         5.90%, 5/01/24(a) ...........................      1,500      1,530,705
NR       Gilbert Res Mun Prop Corp.
         (Water & Wastewater Sys Rev)
         Sub Lien-Connection Dev Fee Ser 01
         6.40%, 4/01/16 ..............................      1,500      1,506,750
AAA      Glendale Ind Dev Auth
         (Midwestern Univ)
         Connie Lee Ser 96A
         6.00%, 5/15/26 ..............................        475        500,502
BBB+     Glendale Ind Dev Auth
         (Midwestern Univ) Ser 01A
         5.875%, 5/15/31 .............................      3,770      3,741,122
NR       Goodyear Assessment District #1
         (Palm Valley) Ser 96C
         7.25%, 7/01/16 ..............................      4,790      5,119,216
NR       Goodyear Cmnty Fac District
         (Litchfield Pk Svc Proj) Ser 01
         6.375%, 7/15/26 .............................      3,250      3,182,855
NR       Goodyear Dev Auth Water & Sewer Rev
         (Litchfield Pk Svc Proj) Ser 99 AMT
         5.95%, 10/01/23 .............................      3,160      3,103,626
         (Litchfield Pk Svc Proj) Ser 01 AMT
         6.75%, 10/01/31 .............................      6,160      6,211,436
NR       Goodyear Spec. Assessment
         (Estrella Ranch Cmnty Proj) Ser 01A
         7.875%, 7/01/25 .............................      8,088      8,585,897
NR       Hassayampa Cmnty Fac District #1
         Spec. Assessment Lien Ser 96
         7.75%, 7/01/21 ..............................      6,345      6,859,199
NR       Hassayampa Cmnty Fac District #2
         Spec. Assessment Lien Ser 00
         7.50%, 7/01/24 ..............................      1,205      1,307,919
AAA      Maricopa Cnty GO School Dist No. 28
         (Kyrene Elem) FGIC Ser 95B
         6.00%, 7/01/14 ..............................      2,000      2,131,880


--------------------------------------------------------------------------------
18 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        ARIZONA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
AAA      Maricopa Cnty Hospital Rev
         (Catholic Healthcare Center) MBIA Ser 93
         9.572%, 7/01/13(b) ..........................     $2,700     $2,871,909
BBB      Maricopa Cnty IDR
         (Citizens Utilities) Ser 95 AMT
         6.20%, 5/01/30 ..............................      8,550      7,683,116
AA       Maricopa Cnty MFHR
         (Avalon Apts Proj) Asset Gty Ser 00A
         6.35%, 4/01/30 ..............................      1,550      1,610,403
Aaa      Maricopa Cnty MFHR
         (Syl-Mar Apts Proj) GNMA Ser 01 AMT
         6.10%, 4/20/36(a) ...........................      2,470      2,537,530
AAA      Maricopa Cnty MFHR
         (Tierra Antigua Proj) AMBAC Ser A-1
         5.40%, 6/01/34 ..............................      2,765      2,639,220
AAA      Maricopa Cnty SFMR
         GNMA/FNMA/FHLMC Ser 01B-1 AMT
         5.00%, 3/01/33(c) ...........................      2,115      2,061,004
         GNMA/FNMA/FHLMC Ser 00C-1 AMT
         6.25%, 12/01/30 .............................      1,275      1,311,911
AAA      Mesa Cnty Health Care Fac
         (Discovery Hlth Sys) MBIA Ser 99A
         5.75%, 1/01/25 ..............................     15,000     15,540,450
A+       Mohave Cnty IDR
         (Cargill/North Star Steel) Ser 95A AMT
         6.70%, 3/01/20 ..............................     11,000     11,687,609
AAA      Mohave Cnty MFHR
         (Chris Ridge & Silver) GNMA Ser 96
         6.375%, 11/01/31 ............................      1,000      1,049,480
AA+      Phoenix Excise Tax Rev
         (Civic Plaza Bldg Corp) Sr Lien Ser 94
         6.00%, 7/01/12 ..............................      1,015      1,088,253
AA       Phoenix MFHR
         (Woodstone & Silver Springs) Asset Gty
         Ser 93
         6.25%, 4/01/23 ..............................      3,000      3,065,490
AAA      Phoenix SFMR
         FNMA/GNMA/FHLMC Ser 00B-1 AMT
         7.35%, 6/01/31 ..............................      1,960      2,206,627
B+       Pima Cnty IDR
         (Tucson Electric Pwr) Ser 97B
         6.00%, 9/01/29 ..............................      1,750      1,688,400
AAA      Pima Cnty MFHR
         (La Hacienda) GNMA Ser 99
         7.00%, 12/20/31 .............................      1,290      1,429,952


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 19

------------------------
ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
AAA      Pinal Cnty Prop Corp.
         AMBAC Ser 01
         5.125%, 6/01/21 .............................     $1,000    $   995,700
AAA      Pima Cnty SFMR
         GNMA/FNMA/FHLMC Ser 99B-1 AMT
         6.10%, 5/01/31 ..............................      3,665      3,750,688
         GNMA/FNMA/FHLMC Ser 01A-1 AMT
         5.35%, 11/01/24 .............................      1,000        971,880
         GNMA/FNMA/FHLMC Ser 97A AMT
         6.25%, 11/01/30 .............................      1,490      1,524,911
NR       Prescott Comm Fac Dist
         (Stoneridge) Ser01
         6.75%, 7/15/26 ..............................      7,500      7,481,175
BBB+     Scottsdale IDR
         (Scottsdale HealthCare) Ser01
         5.80%, 12/01/31 .............................      8,000      7,714,400
A        Show Low Assessment District # 6
         (Torreon) ACA Ser 00
         6.00%, 1/01/18 ..............................      1,000      1,017,600
AAA      Tempe MFHR
         (Quadrangles) FHA Ser 93
         6.25%, 6/01/26 ..............................      5,150      5,260,210
Aaa      Tolleson Auth Rev MFHR
         (Copper Cove) GNMA Ser 01A AMT
         5.50%, 11/20/41(a) ..........................      5,825      5,787,371
AAA      Tucson Airport Auth Rev
         AMBAC Ser 01 AMT
         5.35%, 6/01/31 ..............................      6,575      6,431,994
AAA      Tucson & Pima Cnty SFMR
         GNMA/FNMA/FHLMC Ser 01-A1 AMT
         4.65%, 1/01/34(c) ...........................      9,000      9,358,830
AAA      Yuma Dev Auth Hosp Rev
         (Regional Med Ctr) FSA Ser 01
         5.00%, 8/01/31 ..............................      1,500      1,426,875
                                                                     -----------
                                                                     167,770,911
                                                                     -----------
         Florida-4.1%
NR       Fiddler's Creek Cmnty Dev District
         Spec. Assessment Lien Ser 99B
         5.80%, 5/01/21 ..............................      7,825      7,536,414
                                                                      ----------
         Puerto Rico-1.8%
AAA      Puerto Rico Hwy Transp Rev
         (Commonwealth) FSA Ser 02D
         5.00%, 7/01/32 ..............................      3,400      3,271,582
                                                                      ----------


--------------------------------------------------------------------------------
20 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        ARIZONA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
         Short-Term Municipal Notes(d)-1.5%
         Arizona-1.5%
A-1+     Maricopa Cnty PCR
         (Public Service Co.) Ser C
         1.50%, 5/01/29 ..............................     $1,300   $  1,300,000
         (Public Service Co.) Ser E
         1.50%, 5/01/29 ..............................        575        575,000
A-1+     Phoenix Excise Tax Rev
         (Civic Plaza Bldg Corp)
         1.55%, 6/01/20 ..............................        300        300,000
A-1+     Pima Cnty IDR
         (Tucson Electric Pwr)
         1.45%, 12/01/22 .............................        100        100,000
A-1+     University of Arizona
         (Student Union) AMBAC Ser 99 B
         1.60%, 6/01/24 ..............................        500        500,000
                                                                    ------------
                                                                       2,775,000
                                                                    ------------
         Total Investments-98.6%
           (cost $179,269,221) .......................               181,353,907
         Other assets less liabilities-1.4% ..........                 2,521,460
                                                                    ------------
         Net Assets-100% .............................              $183,875,367
                                                                    ============

See footnote summary on page 49.

See Glossary of Terms on page 49.

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 21

------------------------
FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
         MUNICIPAL BONDS-99.6%

         Long Term Municipal Bonds-98.1%
         Florida-98.1%
Aaa      Brevard Cnty Hsg Fin Auth SFMR
         FHA Ser 94 AMT
         6.70%, 9/01/27(a) ...........................     $1,000     $1,054,180
         GNMA Ser C AMT
         5.40%, 3/01/33(a) ...........................      4,000      3,894,280
A+       California Health Facs Fin Auth Rev
         (Sutter Health) Ser 00A
         6.25%, 8/15/35 ..............................     11,880     12,383,118
NR       Clay Cnty Cmnty Dev Dist
         (Crossings at Fleming Island)
         Spec. Assessment Ser 00C
         7.10%, 5/01/30 ..............................     21,860     23,069,077
A        Dade Cnty Hsg Fin Auth MFHR
         (Golden Lakes Apts) Ser 97A AMT
         6.00%, 11/01/32(e) ..........................        250        255,013
         6.05%, 11/01/39(e) ..........................        750        753,120
AAA      Dade Cnty Hsg Fin Auth MFHR
         (Marbrisa Apts) FSA Ser 002-A AMT
         6.15%, 8/01/38 ..............................      1,515      1,569,919
AAA      Escambia Cnty Hsg Fin Auth SFMR
         GNMA Ser 95B AMT
         6.25%, 4/01/28 ..............................     11,500     11,691,705
Baa2     Escambia Cnty PCR
         (Champion Int'l Corp) Ser 96 AMT
         6.40%, 9/01/30 ..............................      5,000      5,096,850
AAA      Florida Hsg Fin Agy MFHR
         (Turtle Creek Apts) AMBAC
         Ser 96C AMT
         6.20%, 5/01/36 ..............................      3,245      3,342,285
AAA      Florida Hsg Fin Agy SFMR
         Ser 95A AMT
         6.65%, 1/01/24 ..............................      5,880      6,085,036
Aaa      Florida Hsg Fin Corp MFHR
         (Cobblestone Apts)
         GNMA  Ser 00K-1 AMT
         6.10%, 6/01/42(a) ...........................      7,880      8,027,592
AAA      Florida Hsg Fin Corp MFHR
         (Logans Pointe Apts) FSA Ser 99 AMT
         6.00%, 6/01/39 ..............................      5,080      5,291,125
AAA      Florida Hsg Fin Corp MFHR
         (Mystic Pointe II) GNMA Ser 00 AMT
         6.30%, 12/01/41 .............................      1,165      1,206,427


--------------------------------------------------------------------------------
22 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        FLORIDA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
-------------------------------------------------------------------------------
AAA      Florida Hsg Fin Corp MFHR
         (Raintree Apts) GNMA Ser 00 AMT
         6.05%, 3/01/42 ..............................     $5,885    $ 5,970,862
AAA      Florida Hsg Fin Corp MFHR
         (Sabal Chase Apts) FSA Ser 00 AMT
         6.00%, 5/01/40 ..............................      3,650      3,686,792
A        Florida Hsg Fin Corp MFHR
         (Spring Harbor Apts) Ser 99C-1 AMT
         5.90%, 8/01/39 ..............................      3,990      4,023,755
AAA      Florida Hsg Fin Corp MFHR
         (Walker Ave Club) FSA Ser 00L-1 AMT
         6.00%, 12/01/38 .............................      3,435      3,494,975
AAA      Florida Hsg Fin Corp MFHR
         (Waverly Apts) FSA Ser 00C-1 AMT
         6.50%, 7/01/40 ..............................      2,790      2,931,788
A-       Highlands Cnty Hlth Facs Auth Rev
         (Adventist/Sunbelt Hosp) Ser 01A
         6.00%, 11/15/31 .............................      2,000      2,001,500
AAA      Hillsborough Cnty Arpt Rev
         (Tampa Int'l Arpt) FGIC Ser 96A AMT
         6.00%, 10/01/23 .............................      1,500      1,568,775
NR       Hillsborough Cnty Cmnty Dev Dist
         (Waterchase) Ser 01A
         6.70%, 5/01/32 ..............................        750        750,487
AAA      Lee Cnty Arpt Rev
         (Southwest Int'l Arpt)
         FSA Ser 00A AMT
         6.00%, 10/01/32 .............................     23,000     24,014,530
NR       Lee Cnty Cmnty Dev Dist
         (Herons Glen) Ser 99
         5.90%, 5/01/19 ..............................      2,680      2,643,016
NR       Lee Cnty Cmnty Dev Dist
         (Miromar Lakes) Ser 00A
         7.25%, 5/01/12
         Ser 00A .....................................     10,165     10,584,306
         7.375%, 5/01/32 .............................     14,530     15,141,858
NR       Manatee Cnty Cmnty Dev
         (Waterlefe) Ser 01
         6.95%, 5/01/31 ..............................        750        758,595
Aaa      Manatee Cnty Hsg Fin Auth SFMR
         GNMA/FNMA Ser 96-1 AMT
         5.625%, 11/01/14(a) .........................        295        295,115
Aaa      Manatee Cnty Hsg Fin Auth SFMR
         GNMA Ser 99 AMT
         6.25%, 11/01/28(a) ..........................      2,930      3,109,257
BB       Miami Beach Hlth Facs Auth Rev
         (Mt Sinai Med Ctr) Ser 01A
         6.80%, 11/15/31 .............................      4,100      3,440,720


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 23

------------------------
FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
A        Miami-Dade Cnty Hsg Fin Agy MFHR
         (Cntry Club Villas Apts) Ser 99A AMT
         6.20%, 10/01/39 .............................     $5,145    $ 5,233,597
Aaa      Miami-Dade Cnty Hsg Fin Agy SFMR
         (Home Ownership Mtg) GNMA/FNMA
         Ser 00A-1 AMT
         6.00%, 10/01/32(a) ..........................      3,750      3,870,863
A-       North Broward Hosp Dist Rev
         Ser 01
         6.00%, 1/15/31 ..............................      4,000      3,999,560
Aa3      North Miami Hlth Facs Auth Rev
         (Catholic Hlth Svcs Oblig Grp) Ser 96
         6.00%, 8/15/24(a) ...........................      1,200      1,224,024
NR       Northern Palm Beach Cnty Impt Dist
         (Mirasol Unit #43)
         6.10%, 8/01/21 ..............................        815        808,529
         6.125%, 8/01/31 .............................      1,000        968,830
AA       Orange Cnty Hlth Facs Auth Rev
         (Mayflower Retirement Proj)
         Asset Gty Ser 99
         5.25%, 6/01/29 ..............................      1,060      1,021,331
A3       Orange Cnty Hsg Fin Auth MFHR
         (Loma Vista Proj) Ser 99G AMT
         5.50%, 3/01/32(a) ...........................      6,500      6,350,500
AA-      Orlando Util Cmnty
         Wtr & Elec Rev Pre-Re
         Ser 93B
         9.395%, 10/06/17(b) .........................        555        626,895
AA-      Orlando Util Cmnty
         Wtr & Elec Rev Un-Re
         Ser 93B
         9.395%, 10/06/17(b) .........................        680        717,257
A+       Palm Beach Cnty IDR
         (Lourdes-McKeen Residence) Ser 96
         6.625%, 12/01/26 ............................      4,000      4,160,760
Baa3     Pensacola Fl Arpt Fac
         (Air Cargo) Ser 02 AMT
         6.25%, 1/01/19(a) ...........................        500        496,865
Aaa      Pinellas Cnty Hsg Fin Auth SFMR
         GNMA/FNMA Ser 94A AMT
         6.55%, 8/01/27(a) ...........................      4,090      4,208,651
NR       St. Johns Cnty
         (Julington Creek Plantation) Ser 97
         7.125%, 5/01/19 .............................      8,430      8,972,218
A3       Tallahassee Health Facs
         (Tallahassee Memorial) Ser 00
         6.375%, 12/01/30(a) .........................     15,000     15,132,300


--------------------------------------------------------------------------------
25 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        FLORIDA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
-------------------------------------------------------------------------------
AA       Tampa Higher Ed
         (Tampa University Proj)
         RADIAN Ser 02
         5.625%, 4/01/32 .............................     $3,175   $  3,154,490
Baa2     Volusia Cnty Edl Fac Auth
         (Embry Riddle Aero Univ) Ser 96A
         6.125%, 10/15/26(a) .........................        925   $    937,626
         (Embry Riddle Aero Univ) Ser 99A
         5.75%, 10/15/29(a) ..........................      2,000      1,948,740
                                                                    ------------
                                                                     231,969,094
                                                                    ------------
         Short-Term Municipal Notes(d)-1.5%
         Florida-1.4%
VMIG-1   Florida Hsg Fin Auth Agy MFHR
         (Ashley Lake II) Ser 89J AMT
         1.50%, 12/01/11(a) ..........................        400        400,000
A-1+     Florida Hsg Fin Agy SFMR
         (Putters) AMBAC Ser 189Z AMT
         1.61%, 2/01/35 ..............................        775        775,000
A-1      Florida St Municipal Pwr Agy
         (Stanton II Proj) AMBAC Ser97
         1.44%, 10/01/27 .............................      1,500      1,500,000
VMIG-1   University Of Florida
         (Athletic Assc Stadium Proj) Ser 90
         1.40%, 2/01/20(a) ...........................        600        600,000
                                                                    ------------
                                                                       3,275,000
                                                                    ------------
         New Jersey-0.1%
A-1      New Jersey Eco Dev Auth Facs Rev
         (Marina Energy) Ser A AMT
         1.50%, 9/01/31 ..............................        350        350,000
                                                                    ------------
                                                                       3,625,000
                                                                    ------------
         Total Investments-99.6%
            (cost $230,034,730) ......................               235,594,094
         Other assets less liabilities-0.4% ..........                 1,006,609
                                                                    ------------
         Net Assets-100% .............................              $236,600,703
                                                                    ============

See footnote summary on page 49.

See Glossary of Terms on page 49.

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 25

------------------------
MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
         MUNICIPAL BONDS-98.3%

         Long Term Municipal Bonds-98.0%
         Massachusetts-82.2%
BBB-     Massachusetts Dev Fin Agy
         (Boston Biomedical) Ser 99
         5.75%, 2/01/29 ..............................     $1,800    $ 1,632,132
A        Massachusetts Dev Fin Agy
         (Massachusetts Biomedical) Ser 00C
         6.25%, 8/01/20 ..............................      3,000      3,117,690
BBB      Massachusetts Dev Fin Agy
         (Massachusetts College of Pharmacy)
         Ser 99B
         6.75%, 7/01/30 ..............................      6,600      6,851,922
BBB      Massachusetts Dev Fin Agy
         (Suffolk Univ) Ser 99
         5.85%, 7/01/29 ..............................      1,375      1,327,686
AA       Massachusetts Dev Fin Agy
         (Worcester Redev) RADIAN Ser 99
         5.25%, 6/01/19 ..............................      2,350      2,308,123
         6.00%, 6/01/24 ..............................      1,300      1,373,606
BBB+     Massachusetts Dev Fin Agy
         (YMCA Greater Boston) Ser 98
         5.45%, 11/01/28 .............................      1,000        918,130
AAA      Massachusetts Ed Fin Auth
         (Educational Loan) MBIA Ser 00G AMT
         6.00%, 12/01/16 .............................      2,000      2,093,240
BBB      Massachusetts Hlth & Ed Fac Auth
         (Caritas Christi) Ser 99A
         5.75%, 7/01/28 ..............................     15,440     13,996,823
AAA      Massachusetts Hlth & Ed Fac Auth
         (Beth Israel) AMBAC Ser 92
         10.256%, 7/01/25(b) .........................      2,000      2,094,780
AA       Massachusetts Hlth & Ed Fac Auth
         (Berkshire Healthcare) RADIAN
         Ser 01E
         5.70%, 10/01/25 .............................      4,000      4,013,360
AA       Massachusetts Hlth & Ed Fac Auth
         (Cape Cod Healthcare) RADIAN
         Ser 01C
         5.25%, 11/15/31 .............................      8,000      7,596,880
A-       Massachusetts Hlth & Ed Fac Auth
         (Covenant Medical Center) Ser 02
         6.00%, 7/01/31 ..............................      4,000      3,819,600
Ba1      Massachusetts Hlth & Ed Fac Auth
         (Lasell College) Ser 99A
         5.625%, 7/01/29(a) ..........................      7,490      7,057,303


--------------------------------------------------------------------------------
26 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MASSACHUSETTS PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                 Principal
& Poor's                                                    Amount
Rating                                                        (000)        Value
--------------------------------------------------------------------------------
AA-      Massachusetts Hlth & Ed Fac Auth
         (Partners Healthcare System) Ser 01C
         5.75%, 7/01/32 ..............................     $ 5,000  $  5,022,550
BBB      Massachusetts Hlth & Ed Fac Auth
         (Winchester Hosp) Ser 00E
         6.75%, 7/01/30 ..............................       7,000     7,192,640
AAA      Massachusetts Hsg Fin Agy MFHR
         (Harbor Point) AMBAC Ser 96A AMT
         6.40%, 12/01/15 .............................       4,880     5,163,674
AAA      Massachusetts Hsg Fin Agy MFHR
         (Rental Hsg) AMBAC Ser 95E AMT
         6.00%, 7/01/37 ..............................       2,680     2,722,559
AAA      Massachusetts Hsg Fin Agy MFHR
         (Rental Hsg) AMBAC Ser 00A AMT
         6.00%, 7/01/41 ..............................       4,900     4,999,617
AAA      Massachusetts Hsg Fin Agy MFHR
         (Rental Hsg) MBIA Ser 00H AMT
         6.65%, 7/01/41 ..............................      17,260    18,185,481
A+       Massachusetts Hsg Fin Agy SFMR
         (Residential Mtg) FSA Ser 73 AMT
         5.90%, 12/01/23 .............................       8,315     8,459,764
AA       Massachusetts Hsg Fin Agy SFMR
         (Residential Mtg) Ser 40 AMT
         6.65%, 12/01/27 .............................       7,830     8,080,169
AAA      Massachusetts Ind Fin Agy
         (Heights Crossing) FHA Ser 95 AMT
         6.15%, 2/01/35 ..............................       7,000     7,206,010
AAA      Massachusetts Port Auth Spec Fac
         (Bosfuel Corp) MBIA Ser 97 AMT
         6.00%, 7/01/36 ..............................       7,135     7,289,544
AAA      Massachusetts Port Auth Spec Fac
         (Delta AirLines) AMBAC Ser 01A AMT
         5.00%, 1/01/27 ..............................       4,200     3,922,926
AAA      Massachusetts Port Auth Spec Fac
         (US Air Proj) MBIA Ser 96A AMT
         5.875%, 9/01/23 .............................       7,500     7,653,825
                                                                    ------------
                                                                     144,100,034
                                                                    ------------
         Arizona-6.5%
NR       Prescott AZ Comm Fac Dist
         (Stoneridge) Ser 01
         6.75%, 7/15/26 ..............................       3,115     3,107,181
NR       Tuscon AZ Comm Fac Dist
         (Dove Mtn Resort) Ser 01
         6.75%, 12/02/16 .............................       8,405     8,396,259
                                                                    ------------
                                                                      11,503,440
                                                                    ------------


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 27

------------------------
MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
         California-1.2%
NR       Roseville Special Tax
         (Woodcreek East) Ser 00
         6.375%, 9/01/27 .............................     $2,070   $  2,089,437
                                                                    ------------
         Puerto Rico-5.3%
AAA      Puerto Rico Electrity Power Auth Pwr Rev
         XLCA Ser II
         5.25%, 7/01/22 ..............................      9,100      9,222,759
                                                                    ------------
         Texas-2.8%
BB       Dallas-Fort Worth Tex Intl Arpt Fac
         (American Airlines, Inc.) Ser 99 AMT
         6.375%, 5/01/35 .............................      6,000      4,860,120
                                                                    ------------
         Short Term Municipal Notes-0.3%
         Massachusetts-0.3%
A-1      Massachusetts Hlth & Ed Fac Auth
         (Cap Asset Prog) Ser 85B
         1.50%, 7/01/10(d) ...........................        500        500,000
                                                                    ------------
         Total Investments-98.3%
           (cost $167,411,606) .......................               172,275,790
         Other assets less liabilities-1.7% ..........                 2,915,670
                                                                    ------------
         Net Assets-100% .............................              $175,191,460
                                                                    ============

See footnote summary on page 49.

See Glossary of Terms on page 49.

See notes to financial statements.


--------------------------------------------------------------------------------
28 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MICHIGAN PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
         MUNICIPAL BONDS-97.6%

         Long Term Municipal Bonds-92.4%
         Michigan-82.3%
AAA      Detroit Sew Disp Sys Rev
         FGIC Ser 93A
         9.798%, 7/01/23(b) ..........................     $3,100   $  3,193,899
AAA      Detroit Sew Disp Sys Rev
         FGIC Ser 93A, Pre-refunded
         9.798%, 7/01/23(b) ..........................      3,890      4,356,139
BB-      Detroit Tax Increment
         (Daimler/Chrysler Jefferson
         Assembly Plant)
         Ser 98A
         5.50%, 5/01/21 ..............................      6,650      5,651,436
AAA      Detroit Water Supply System
         FGIC Ser 01B
         5.50%, 7/01/33 ..............................      3,550      3,585,287
AAA      Kalamazoo Hosp Fin Auth ETM
         (Borgess Med Ctr) FGIC Ser 94A
         8.738%, 6/01/11(b) ..........................      2,360      2,458,459
AA-      Michigan Hosp Fin Auth Rev
         (Trinity Health) Ser 00A
         6.00%, 12/01/27 .............................      5,485      5,597,278
AAA      Michigan Hsg Dev Auth MFHR
         AMBAC Ser 97A AMT
         6.10%, 10/01/33 .............................      7,400      7,590,180
Aaa      Michigan Hsg Dev Auth MFHR
         (Arbor Pointe) GNMA Ser 99
         5.40%, 6/20/40(a) ...........................      1,810      1,778,234
Aaa      Michigan Hsg Dev Auth MFHR
         (Oakbrook Villa Proj) GNMA
         Ser 00A AMT
         6.50%, 1/20/42(a) ...........................      3,000      3,139,470
AAA      Michigan Hsg Dev Auth MFHR
         (Westchester Towers Apts) FNMA
         Ser 01A AMT
         5.70%, 2/01/34 ..............................      2,580      2,549,866
AAA      Michigan Hsg Dev Auth SFMR
         MBIA Ser 99B-1 AMT
         6.375%, 6/01/29 .............................      3,300      3,391,443
AA+      Michigan Hsg Dev Auth SFMR
         Ser 96B AMT
         6.20%, 6/01/27 ..............................      2,290      2,328,380
Ba1      Michigan Muni Bond Auth Rev
         (Detroit Academy of Arts & Science)
         Ser 01A
         8.00%, 10/01/31(a) ..........................      7,000      7,424,830


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 29

------------------------
MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
AAA      Michigan State
         (Trunk Line Fund) FSA Ser 01A
         5.25%, 11/01/30 .............................     $4,000   $  3,895,880
AAA      Michigan Strategic Fund PCR
         (Detroit Edison) MBIA Ser 95AA
         6.40%, 9/01/25 ..............................      2,665      2,898,321
A-       Michigan Strategic Fund PCR
         (Detroit Edison) Ser 01B
         5.65%, 9/01/29 ..............................      3,000      2,890,650
NR       Michigan Strategic Fund Hlth Fac
         (Holland Home) Ser 98
         5.75%, 11/15/18-11/15/28 ....................      4,500      3,958,905
BBB+     Michigan Strategic Fund PCR
         (General Motors Corp.) Ser 95
         6.20%, 9/01/20 ..............................      1,405      1,459,725
BB+      Midland Cnty PCR
         (CMS Energy) Ser 00A AMT
         6.875%, 7/23/09 .............................      2,000      2,076,300
BB+      Pontiac Tax Increment Fin Auth
         (Dev Area # 3) Ser 02
         6.25%, 6/01/22 ..............................      2,780      2,723,594
         6.375%, 6/01/31 .............................      3,250      3,147,365
BBB+     Romulus Tax Increment Fin Auth
         Ser 94
         6.75%, 11/01/19 .............................      1,585      1,642,757
AAA      Royal Oak Hosp Fin Auth
         (William Beaumont Hospital)
         MBIA Ser 01M
         5.25%, 11/15/35 .............................      3,700      3,542,343
A        Saginaw Hosp Fin Auth
         (Convenant Medical Ctr) Ser 00F
         6.50%, 7/01/30 ..............................     11,845     12,225,225
AAA      Wayne Charter Cnty
         (Detroit Metro Arpt Hotel)
         MBIA Ser 01A
         5.00%, 12/01/30 .............................      4,330      4,025,038
                                                                    ------------
                                                                      97,531,004
                                                                    ------------
         Florida-2.8%
NR       Manatee Cnty Com Dev
         (Waterlefe) Ser 01B
         6.25%, 5/01/10 ..............................      3,320      3,341,115
                                                                    ------------
         Puerto Rico-7.3%
AAA      Puerto Rico Electric Pwr Auth Rev
         XLCA Ser 02-I
         5.25%, 7/01/22 ..............................      5,000      5,067,450


--------------------------------------------------------------------------------
30 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MICHIGAN PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
AAA      Puerto Rico Hsg Fin Corp SFMR
         GNMA Ser 98A AMT
         5.20%, 12/01/32 .............................     $1,385   $  1,350,292
         Ser 01B AMT
         5.50%, 12/01/23 .............................      2,330      2,280,744
                                                                    ------------
                                                                       8,698,486
                                                                    ------------
         Short-Term Municipal Notes(d)-5.2%
         Michigan-5.2%
P-1      Delta County Economic Dev Corp.
         (Mead Escanaba Paper Corp.)
         IDR Ser 85C
         1.35%, 12/01/23(a) ..........................        500        500,000
A-1+     Detroit Sew Disp Sys Rev
         MBIA Ser 98B
         1.37%, 7/01/23 ..............................      1,700      1,700,000
A-1+     Michigan Higher Edu Student Ln
         Auth Rev
         (Putters) AMBAC Ser 238 AMT
         1.61%, 6/01/19 ..............................      1,000      1,000,000
A-1+     Michigan Strategic Fund
         (Dow Chemical) Ser 99 AMT
         1.80%, 12/01/29 .............................        700        700,000
VMIG-1   Michigan Strategic Fund MFHR
         (Village at Ann Arbor) FNMA Ser 00A
         1.50%, 2/15/34(a) ...........................      1,015      1,015,000
A-1+     Ypsilanti Higher Ed Fac
         (Eastern Michigan University)
         FGIC Ser 01
         1.45%, 6/01/27 ..............................      1,200      1,200,000
                                                                    ------------
                                                                       6,115,000
                                                                    ------------
         Total Investments-97.6%
            (cost $114,436,875) ......................               115,685,605
         Other assets less liabilities-2.4% ..........                 2,816,221
                                                                    ------------
         Net Assets-100% .............................              $118,501,826
                                                                    ============

See footnote summary on page 49.

See Glossary of Terms on page 49.

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 31

------------------------
MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
         MUNICIPAL BONDS-98.6%

         Long Term Municipal Bonds-97.5%
         Minnesota-97.5%
AAA      Brooklyn Park MFHR
         (Brooks Landing) FNMA Ser 99A AMT
         5.50%, 7/01/19 ..............................     $1,355   $  1,361,694
Aaa      Eagan MFHR
         (Woodridge Apts Proj) GNMA Ser 97A
         5.95%, 2/01/32(a) ...........................      1,805      1,849,529
Aaa      Eden Prairie MFHR
         (College Rolling Hills Proj -A)
         GNMA Ser 01A
         6.20%, 2/20/43(a) ...........................      2,000      2,102,000
A-       Golden Valley Hlth Fac
         (Convenant Retirement Cmnty) Ser 99A
         5.50%, 12/01/29 .............................      3,750      3,512,437
Aaa      Little Canada MFHR
         (Cedars Lakeside Apts) GNMA Ser 97A
         5.95%, 2/01/32(a) ...........................      2,650      2,715,375
NR       Minneapolis Hlth Fac
         (Walker Methodist) Ser 98A
         6.00%, 11/15/28 .............................      8,000      6,785,840
AAA      Minneapolis & St. Paul Arpt Rev
         FGIC Ser 00B AMT
         6.00%, 1/01/21 ..............................      3,455      3,632,034
A-       Minneapolis Common Bond Fund
         Cmnty Dev Agy Ser 95-2 AMT
         6.625%, 12/01/15 ............................      1,245      1,295,858
         Ser 97-2 AMT
         6.20%, 6/01/17 ..............................      1,795      1,872,724
         Ser 01G-3
         5.45%, 12/01/31 .............................      4,500      4,383,495
Aaa      Minneapolis MFHR
         (Bottineau Commons Proj)
         GNMA Ser 02 AMT
         5.45%, 4/20/43(a) ...........................      2,000      1,942,540
AAA      Minnesota Agric & Eco Dev
         (Benedictine Health) MBIA Ser 99
         5.125%, 2/15/29 .............................      4,000      3,866,720
A-       Minnesota Agric & Eco Dev
         (Evangelical Lutheran Proj)
         6.00%, 2/01/22 ..............................      1,130      1,109,344
         6.00%, 2/01/27 ..............................      1,750      1,705,760
A        Minnesota Agric & Eco Dev
         (Fairview Health) Ser 00A
         6.375%, 11/15/29 ............................      5,000      5,175,700


--------------------------------------------------------------------------------
32 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        MINNESOTA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
NR       Minnesota Agric & Eco Dev
         (Small Business Loan Proj)
         Ser 96A AMT
         6.75%, 8/01/16 ..............................     $1,450   $  1,537,711
         Ser 96B AMT
         7.00%, 8/01/16 ..............................        320        324,666
         Ser 00A AMT
         7.25%, 8/01/20 ..............................      1,000      1,068,050
         Ser 00B AMT
         7.25%, 8/01/20 ..............................      1,000      1,068,050
         Ser 00C AMT
         7.25%, 8/01/20 ..............................      1,000      1,068,050
         Ser 00D AMT
         7.25%, 8/01/20 ..............................      1,000      1,068,050
Baa2     Minnesota Higher Ed Fac Auth
         (College Art & Design) Ser 00-5D
         6.75%, 5/01/26(a) ...........................      1,000      1,046,740
Baa1     Minnesota Higher Ed Fac Auth
         (Hamline Univ) Ser 4-1
         6.00%, 10/01/16(a) ..........................        790        810,271
         (Hamline Univ) Ser 99-5B
         6.00%, 10/01/29(a) ..........................      1,250      1,262,750
AAA      Minnesota Hsg Fin Agy MFHR
         MBIA Ser 95D AMT
         6.00%, 2/01/22 ..............................      3,235      3,303,841
AA+      Minnesota Hsg Fin Agy SFMR
         Ser 96F AMT
         6.30%, 1/01/28 ..............................      3,185      3,259,943
         Ser 96G AMT
         6.25%, 7/01/26 ..............................      5,300      5,406,742
         Ser 98H-2 AMT
         6.05%, 7/01/31 ..............................      3,900      3,945,357
Aaa      Minneapolis MFHR
         (Sumner Field)
         GNMA Ser 02A AMT
         5.60%, 11/20/43(a) ..........................      2,505      2,480,852
Aaa      Minnetonka MFHR
         (Archer Heights Apts Proj)
         GNMA Ser 99A AMT
         5.30%, 1/20/27(a) ...........................      1,620      1,587,033
AA       Rochester Hosp Rev
         (Mayo Med Ctr) Ser 92H
         10.247%, 11/15/15(b) ........................      3,000      3,179,670
Aaa      Shoreview MFHR
         (Lexington College Proj) GNMA Ser 01
         5.55%, 8/20/42(a) ...........................      1,445      1,388,804


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 33

------------------------
MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
Aaa      St. Cloud Higher Ed
         (Minn St Univ Proj)
         5.00%, 5/01/23 ..............................     $  800   $    764,824
AA-      St. Cloud Hosp Rev
         (St Cloud Hospital) FSA Ser 00A
         5.875%, 5/01/30(a) ..........................      3,750      3,912,075
AA       Waconia Hlth Care Fac Rev
         (Ridgeview Med Ctr) RADIAN Ser 99A
         6.125%, 1/01/29 .............................      3,415      3,585,101
AAA      White Bear Lake MFHR
         (Renova Partners Proj)
         FNMA Ser 01AMT
         5.60%, 10/01/30 .............................      1,000        980,470
                                                                    ------------
                                                                      86,360,100
                                                                    ------------
         Short-Term Municipal Notes-1.1%
         Minnesota-1.1%
A-1+     St. Paul Port Auth
         Ser 02R AMT
         1.60%, 3/01/22(d) ...........................      1,000      1,000,000
                                                                    ------------
         Total Investments-98.6%
           (cost $86,462,869) ........................                87,360,100
         Other assets less liabilities-1.4% ..........                 1,216,499
                                                                    ------------
         Net Assets-100% .............................              $ 88,576,599
                                                                    ============

See footnote summary on page 49.

See Glossary of Terms on page 49.

See notes to financial statements.


--------------------------------------------------------------------------------
34 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        NEW JERSEY PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
         MUNICIPAL BONDS-97.6%

         Long Term Municipal Bonds-95.5%
         New Jersey-84.2%
AAA      Hoboken Pkg Auth Rev
         AMBAC Ser 01A
         5.30%, 5/01/27 ..............................     $3,700   $  3,684,571
Aaa      Lafayette Yard Com Dev Corp
         (Conv Ctr Hotel Proj) MBIA Ser 00
         5.80%, 4/01/35(a) ...........................      2,100      2,318,652
Aaa      Lafayette Yard Com Dev Corp
         (Conv Ctr Hotel Proj) FGIC Ser 01
         5.00%, 4/01/35(a) ...........................      5,000      4,759,850
AAA      Middlesex Cnty Impt Auth Rev MFHR
         (Administration Bldg Proj)
         FNMA Ser 01 AMT
         5.25%, 7/01/21 ..............................        750        738,338
         5.35%, 7/01/34 ..............................      1,500      1,459,455
BB       New Jersey Eco Dev Auth
         (American Airlines) AMT
         7.10%, 11/01/31 .............................      4,500      3,920,850
AAA      New Jersey Eco Dev Auth
         (American Water Co) FGIC AMT
         6.875%, 11/01/34 ............................      5,000      5,484,200
A+       New Jersey Eco Dev Auth
         (Anheuser-Busch) Ser 95 AMT
         5.85%, 12/01/30 .............................      8,000      8,010,720
BB-      New Jersey Eco Dev Auth
         (Continental Airlines)
         Ser 99 AMT
         6.40%, 9/15/23 ..............................     14,810     12,971,042
         Ser 99 AMT
         6.25%, 9/15/29 ..............................      4,265      3,592,154
         Ser 00 AMT
         7.20%, 11/15/30 .............................      4,850      4,723,512
AAA      New Jersey Eco Dev Auth
         (Hackensack Water Co)
         MBIA Ser 94B AMT
         5.90%, 3/01/24 ..............................      4,000      4,146,360
NR       New Jersey Eco Dev Auth
         (Kapkowski Rd) Ser 98B AMT
         6.50%, 4/01/31 ..............................     17,085     18,097,628
A+       New Jersey Eco Dev Auth
         (Masonic Charity Foundation Proj)
         Ser 01
         5.50%, 6/01/31 ..............................      1,000      1,004,890


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 35

------------------------
NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
AAA      New Jersey Eco Dev Auth
         (Pub Ser Elec & Gas)
         MBIA Ser 94A AMT
         6.40%, 5/01/32 ..............................    $ 5,000    $ 5,362,200
BBB      New Jersey Eco Dev PCR
         (NUI Corp) Ser 98A AMT
         5.25%, 11/01/33 .............................     16,000     14,467,200
AAA      New Jersey Eco Dev Auth
         (School Const) AMBAC Ser 01A
         5.00%, 6/15/21 ..............................      9,000      8,782,380
AAA      New Jersey Higher Ed
         (Student Loan) MBIA Ser 00A AMT
         6.15%, 6/01/19 ..............................      1,500      1,567,095
AA       New Jersey Hlth Care Fac Auth
         (Bayshore Cmnty Hosp) RADIAN Ser 02
         5.125%, 7/01/32 .............................      9,250      8,766,780
AA       New Jersey Hlth Care Fac
         (Good Shepherd) RADIAN Ser 01A
         5.20%, 7/01/31 ..............................      1,350      1,300,806
AAA      New Jersey Hlth Care Fac
         (Jersey City Medical Center)
         AMBAC Ser 01
         5.00%, 8/01/41 ..............................     15,345     14,465,885
A3       New Jersey Hlth Care Fac
         (Kennedy Health System) Ser 01
         5.625%, 7/01/31(a) ..........................     10,000      9,577,800
Aaa      New Jersey Hlth Care Fac
         (Newton Memorial Hosp) FSA Ser 01
         5.00%, 7/01/26(a) ...........................      1,500      1,440,840
A        New Jersey Hlth Care Fac
         (Palisades Med Ctr) ACA Ser 99
         5.25%, 7/01/28 ..............................      1,000        923,700
A+       New Jersey Hlth Care Fac
         (Robert Wood Johnson) Ser 00
         5.75%, 7/01/31 ..............................      6,000      6,105,720
AA       New Jersey Hlth Care Fac
         (Southern Ocean County Hosp)
         RADIAN Ser 01
         5.125%, 7/01/31 .............................      4,500      4,274,370
AAA      New Jersey Hsg & Mtg Fin Agy MFHR
         AMBAC Ser 96A AMT
         6.25%, 5/01/28 ..............................      5,000      5,170,400
AAA      New Jersey Hsg & Mtg Fin Agy MFHR
         FSA Ser 00A1 AMT
         6.35%, 11/01/31 .............................      2,000      2,084,320
AAA      New Jersey Hsg & Mtg Fin Agy MFHR
         FSA Ser 01A AMT
         5.05%, 5/01/34 ..............................      5,390      5,066,977


--------------------------------------------------------------------------------
36 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        NEW JERSEY PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
AAA      New Jersey Hsg & Mtg Fin Agy SFMR
         (Home Buyers) MBIA AMT
         5.90%, 10/01/29 .............................    $ 8,690   $  8,805,316
         6.35%, 10/01/27 .............................      4,950      5,081,175
AAA      New Jersey Higher Ed
         (Rowan University)
         FGIC Ser 01C
         5.00%, 7/01/31 ..............................      2,000      1,914,020
AAA      New Jersey State Edl Fac Auth
         (New Jersey Institute of Technology)
         Ser 01G
         4.75%, 7/01/31 ..............................      1,300      1,187,017
AAA      New Jersey State Edl Fac Auth
         (Ramapo College) AMBAC Ser 01D
         5.00%, 7/01/31 ..............................      1,000        957,010
         New Jersey State Trans Auth
         (Transportation System) MBIA Ser 01B
         5.00% 12/15/21 ..............................      3,000      2,926,350
Aaa      North Husdon Sewer Auth
         MBIA Ser 01 A
         Zero Coupon, 8/01/24(a)(f) ..................     12,340      3,714,587
AAA      Port Auth of NY & NJ
         (JFK Int'l Airport Proj)
         MBIA Ser 97-6 AMT
         5.75%, 12/01/22 .............................      8,675      8,884,588
AAA      Port Auth of NY & NJ (96th)
         FGIC Ser 94 AMT
         6.60%, 10/01/23 .............................      9,340      9,901,894
AAA      Port Auth of NY & NJ (125th)
         MBIA5.375%, 10/15/35 ........................      5,000      5,016,800
AA-      Salem Cnty Waste Disp Auth
         (E.I. Dupont) Ser 92A AMT
         6.125%, 7/15/22 .............................      3,500      3,553,480
BBB      Salem Cnty Waste Disp Auth
         (PSE&G Power) Ser 01A AMT
         5.75%, 4/01/31 ..............................      2,500      2,362,250
BBB-     South Jersey Trans Auth Lease Rev
         (Raytheon Aircraft Service)
         Ser 97A AMT
         6.15%, 1/01/22 ..............................        400        391,460
AAA      Vineland NJ Sewer Auth
         (Landis) FGIC Ser 93C
         9.67%, 9/19/19(b) ...........................      3,250      3,715,205
                                                                    ------------
                                                                     222,679,847
                                                                    ------------


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 37

------------------------
NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
         Puerto Rico-11.3%
AAA      Puerto Rico Hsg Fin Corp SFMR
         GNMA Ser 98 AMT
         5.20%, 12/01/32 .............................     $6,585   $  6,419,980
         GNMA Ser 01C AMT
         5.30%, 12/01/28 .............................      4,045      3,926,724
AA       Puerto Rico Indl Fin Auth
         (Ascension Health)
         Ser 00A
         6.125%, 11/15/30 ............................      4,500      4,710,960
AAA      Puerto Rico Pub Fin Corp
         MBIA Ser 01A
         5.00%, 8/01/31 ..............................      4,875      4,693,260
A        Puerto Rico Tobacco Settlement Corp
         (Childrens Trust Fund)
         6.00%, 7/01/26 ..............................      9,825     10,212,105
                                                                    ------------
                                                                      29,963,029
                                                                    ------------
         Short-Term Municipal Notes(d)-2.1%
         New Jersey-2.1%
VMIG-1   Essex Cnty Impt Auth Rev
         (Governmental Loan Program) Ser 86
         1.35%, 701/26(a) ............................      1,700      1,700,000
A-1      New Jersey Eco Dev Auth
         (Marina Energy) Ser 01A AMT
         1.50%, 9/01/31 ..............................      2,550      2,550,000
A-1+     Salem Cnty Waste Disp Auth PCR
         (Atlantic City Electric) Ser 97A MBIA
         1.25%, 4/15/14 ..............................      1,300      1,300,000
                                                                    ------------
                                                                       5,550,000
                                                                    ------------
         Total Investments-97.6%
            (cost $251,694,732) ......................               258,192,876
         Other assets less liabilities-2.4% ..........                 6,328,946
                                                                    ------------
         Net Assets-100% .............................              $264,521,822
                                                                    ============

See footnote summary on page 49.

See Glossary of Terms on page 49.

See notes to financial statements.


--------------------------------------------------------------------------------
38 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        OHIO PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
         MUNICIPAL BONDS-98.5%

         Long Term Municipal Bonds-95.3%
         Ohio-79.5%
A+       Akron OH
         (Canal Park) COP Ser 96
         6.90%, 12/01/16 .............................    $ 5,000   $  5,393,700
NR       Cleveland Port Auth Rev
         (Cuyahoga Cnty) Ser 01
         7.35%, 12/01/31 .............................      7,600      7,616,568
AAA      Columbus Arpt Rev
         (Columbus Int'l Arpt)
         MBIA Ser 94A AMT
         6.25%, 1/01/24 ..............................      4,000      4,207,840
BBB      Cuyahoga Cnty Hosp Rev
         (University Hosp) Ser 00
         7.50%, 1/01/30 ..............................     22,250     23,957,910
Aaa      Cuyahoga Cnty MFHR
         (Longwood Proj) GNMA Ser 01 AMT
         5.60%, 1/20/43(a) ...........................      3,620      3,534,568
A        Franklin Cnty Ohio
         (OCLC Online Computer Library Ctr)
         Ser 98
         5.20%, 10/01/20 .............................      2,800      2,728,600
AAA      Franklin Cnty Ohio MFHR
         (Wellington Village Proj)
         GNMA Ser 01A AMT
         5.40%, 2/20/43 ..............................      3,945      3,744,831
A        Hamilton Cnty Health Fac
         (Twin Towers) Ser 99A
         5.80%, 10/01/23 .............................      1,775      1,753,522
Aaa      Hamilton Cnty Sales Tax
         AMBAC Ser 00B
         5.25%, 12/01/32(a) ..........................      7,200      7,059,672
Aaa      Lucas Cnty Health Fac
         (Altenheim Proj) GNMA Ser 99
         5.50%, 7/20/40(a) ...........................      3,200      3,164,384
BBB+     Ohio Air Quality Dev Auth PCR
         (Columbus Southern Pwr) Ser 85B
         6.25%, 12/01/20 .............................      5,000      5,067,850
BBB+     Ohio Air Quality Dev Auth PCR
         (Dayton Pwr & Lt) Ser 92B
         6.40%, 8/15/27 ..............................      2,000      2,047,560
AAA      Ohio Air Quality Dev Auth PCR
         (JMG) AMBAC Ser 94 AMT
         6.375%, 4/01/29 .............................      3,075      3,317,741


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 39

------------------------
OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
BBB      Ohio Air Quality Dev Auth PCR
         (Toledo Edison Co) Ser 97A AMT
         6.10%, 8/01/27 ..............................     $5,000   $  4,917,200
AAA      Ohio Capital Corp MFHR
         (Sect 8 Assist) FHA/MBIA Ser 95E
         6.35%, 1/01/22 ..............................      1,965      2,043,266
BBB+     Ohio Environmental Fac Rev
         (Ford Motor Co) Ser 00 AMT
         6.15%, 6/01/30 ..............................      4,500      4,718,745
Aa2      Ohio Hsg Fin Agy MFHR
         (Bridgeview Villa II) FHA AMT
         6.45%, 12/01/33(a) ..........................      1,965      2,013,732
AAA      Ohio Hsg Fin Agy MFHR
         (Park Trails Apt)
         AMBAC Ser 01A-1 AMT
         5.50%, 12/01/34 .............................      1,670      1,616,293
Aaa      Ohio Hsg Fin Agy Mtg Rev
         (Residential) Ser 02A-1 AMT
         5.375%, 9/01/33(a) ..........................      5,000      4,820,000
Aaa      Ohio Hsg Fin Agy Mtg Rev
         (Residential) GNMA Ser 00A-1 AMT
         6.35%, 9/01/31(a) ...........................      1,325      1,376,384
Aaa      Ohio Hsg Fin Agy Mtg Rev
         (Residential) GNMA Ser 00D AMT
         6.05%, 3/01/31(a) ...........................      7,435      7,639,239
AAA      Ohio Hsg Fin Agy SFMR
         GNMA Ser 94B-2 AMT
         6.70%, 3/01/25 ..............................      2,975      3,083,528
AAA      Ohio Hsg Fin Agy SFMR
         GNMA Ser 95A-2 AMT
         6.625%, 3/01/26 .............................      3,270      3,373,790
A+       Ohio Sewer & Solid Waste Disp Facs
         (Anheuser-Busch) Ser 01 AMT
         5.50%, 11/01/35 .............................      3,000      2,817,000
A+       Ohio Wtr Dev Auth
         (Anheuser-Busch) Ser 99 AMT
         6.00%, 8/01/38 ..............................      2,250      2,260,350
A        Ohio Wtr Dev Auth
         (North Star/BHP) AMT
         6.45%, 9/01/20 ..............................      3,425      3,510,967
BBB      Ohio Wtr Dev Auth PCR
         (Cleveland Electric) Ser 97A AMT
         6.10%, 8/01/20 ..............................      2,000      1,982,380


--------------------------------------------------------------------------------
40 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        OHIO PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
A3       Steubenville Ohio Hosp Rev
         (Trinity Hlth) Ser 00
         6.50%, 10/01/30(a) ..........................    $ 6,000   $  6,181,260
Baa2     Toledo-Lucas Cnty Port Fac
         (CSX Transportation) Ser 92
         6.45%, 12/15/21(a) ..........................      6,270      6,790,535
                                                                    ------------
                                                                     132,739,415
                                                                    ------------
         Florida-7.4%
NR       Collier Cnty IDR
         (Southern States Utils) Ser 96 AMT
         6.50%, 10/01/25 .............................      1,500      1,465,080
NR       Northern Palm Beach Cnty
         ABACOA Ser 96A
         7.30%, 8/01/27 ..............................     10,100     10,797,405
                                                                    ------------
                                                                      12,262,485
                                                                    ------------
         Hawaii-2.0%
BB-      Hawaii Dept of Transp Fac Rev
         (Continental Airlines, Inc.) Ser 00 AMT
         7.00%, 6/01/20 ..............................      3,865      3,390,726
                                                                    ------------
         New Jersey-5.9%
BB-      New Jersey Economic Dev Auth Fac Rev
         (Continental Airlines Inc.) Ser 00 AMT
         7.20%, 11/15/30 .............................     10,100      9,836,592
                                                                    ------------
         Puerto Rico-0.5%
BB       Puerto Rico Port Auth Rev
         (American Airlines) Ser 96A AMT
         6.25%, 6/01/26 ..............................      1,000        835,260
                                                                    ------------
         Short Term Municipal Notes(d)-3.2%
         Ohio-3.2%
A-1+     Cuyahoga Cnty Economic Dev Rev
         (The Cleveland Orchestra Proj) Ser 98
         1.45%, 4/01/28 ..............................      1,200      1,200,000
VMIG-1   Cuyahoga Cnty Hosp Rev
         (University Hosp Cleveland) Ser 85
         1.41%, 1/01/16(a) ...........................        500        500,000
A-1+     Ohio Air Quality Dev Auth PCR
         (Cincinnati Gas & Elec) Ser 95A
         1.45%, 9/01/30 ..............................      1,000      1,000,000

--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 41

------------------------
OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
A-1+     Ohio Air Quality Dev Auth PCR
         (Ohio Edison Co) Ser 88C AMT
         1.55%, 9/01/18 ..............................     $  900   $    900,000
A-1+     Ohio Wtr Dev Auth PCR
         (Toledo Edison Co) Ser 00A
         1.45%, 4/01/24 ..............................      1,700      1,700,000
                                                                    ------------
                                                                       5,300,000
                                                                    ------------

         Total Investments-98.5%
            (cost $159,114,051) ......................               164,364,478
         Other assets less liabilities-1.5% ..........                 2,579,567
                                                                    ------------
         Net Assets-100% .............................              $166,944,045
                                                                    ============

See footnote summary on page 49.

See Glossary of Terms on page 49.

See notes to financial statements.


--------------------------------------------------------------------------------
42 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        PENNSYLVANIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
         MUNICIPAL BONDS-97.9%

         Long Term Municipal Bonds-97.7%
         Pennsylvania-84.7%
BBB-     Allegheny Cnty Hlth Rev
         (Residential) Ser 01
         6.60%, 9/01/31(d) ...........................     $6,000   $  5,766,840
A2       Allegheny Cnty Hosp
         (South Hills Hlth) Ser 00B
         6.75%, 5/01/25(a) ...........................      2,555      2,672,760
BBB+     Allegheny Cnty IDR PCR
         (USX Corp.) Ser 96
         6.10%, 1/15/18 ..............................      4,000      3,928,080
         5.50%, 12/01/29 .............................      8,680      7,783,443
A        Allegheny Cnty Higher Ed Auth
         (Thiel College) ACA Ser 99A
         5.375%, 11/15/19 ............................      1,000        955,540
         5.375%, 11/15/29 ............................      1,500      1,424,505
Aaa      Allegheny Cnty MFHR
         (Green Meadow Apts)
         GNMA Ser 98-A-1 AMT
         5.125%, 10/20/40(a) .........................      8,440      7,796,534
BBB      Bradford Cnty IDR
         Solid Waste Disp Rev
         (Int'l Paper) Ser 95A AMT
         6.60%, 3/01/19 ..............................      2,500      2,547,950
BBB-     Crawford Cnty Hosp Auth
         (Wesbury Methodist Cmnty) Ser 99
         6.25%, 8/15/29(d) ...........................      3,100      2,955,571
BBB+     Cumberland Cnty Municipal Auth Rev
         (Presbyterian Homes, Inc.) Ser 96
         6.00%, 12/01/26 .............................      2,250      2,193,300
BBB-     Delaware Cnty Higher Ed
         (Eastern College) Ser 99C
         5.625%, 10/01/28 ............................      3,300      3,111,801
NR       Harrisburg Arpt Fac
         (Susquehanna Aero Proj) Ser 99 AMT
         5.50%, 1/01/24 ..............................      3,490      2,667,267
BBB      Indiana Cnty Indl Rev Auth
         (PSEG Power) Ser 01 AMT
         5.85%, 6/01/27 ..............................      2,500      2,367,725
Aaa      Lehigh Northampton Arpt
         MBIA Ser 00A AMT
         6.00%, 5/15/30(a) ...........................      4,400      4,651,240
AA       Montgomery Cnty Higher Ed
         (Beaver College) RADIAN Ser 99
         5.70%, 4/01/27 ..............................      6,000      6,072,360


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 43

------------------------
PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
BB-      New Morgan IDR
         Solid Waste Disp Rev
         (Browning-Ferris) Ser 94 AMT
         6.50%, 4/01/19 ..............................    $ 9,115   $  8,868,713
BBB      Pennsylvania Economic Dev Auth
         (Amtrak) Ser 01A AMT
         6.375%, 11/01/41 ............................      5,000      4,953,300
AAA      Pennsylvania Higher Ed
         (Student Loan) AMBAC Ser 88D AMT
         6.05%, 1/01/19 ..............................      1,000      1,017,230
A+       Pennsylvania Higher Ed
         (UPMC Health Sys) Ser 01A
         6.00%, 1/15/31 ..............................      9,155      9,180,909
AA+      Pennsylvania Hsg Fin Agy SFMR
         (Reg Ribs) Ser 92-35D
         9.855%, 4/01/25(b) ..........................      9,500      9,833,830
         Ser 94-41B AMT
         6.65%, 4/01/25 ..............................      2,720      2,806,251
         Ser 99-67A AMT
         5.90%, 10/01/30 .............................     17,645     17,866,445
         Ser 00-69A AMT
         6.25%, 4/01/31 ..............................      4,975      5,113,404
AAA      Philadelphia Arpt Sys Rev
         AMBAC Ser 95A AMT
         6.10%, 6/15/25 ..............................     10,000     10,552,400
AAA      Philadelphia GO
         FSA Ser 01
         5.00%, 9/15/31 ..............................      5,000      4,685,650
AAA      Philadelphia Lease Rev
         (Stadiums Proj) FSA Ser 01B
         5.25%, 10/01/30 .............................      8,000      7,736,160
AAA      Pittsburgh Urban Redev Auth SFMR
         FHA Ser 97A AMT
         6.25%, 10/01/28 .............................        895        916,802
         Ser 00A AMT
         6.40%, 10/01/31 .............................      5,340      5,658,104
AA       Potter Cnty Hosp Auth
         (Charles Cole Memorial)
         Radian Ser 96
         6.05%, 8/01/24 ..............................      4,340      4,595,583
Aaa      Southcentral Gen Auth Rev
         (Wellspan Health Obligated)
         MBIA Ser 01
         5.25%, 5/15/31(a) ...........................      4,700      4,576,625
BBB      Warren Cnty Hosp Auth
         (Warren General) Ser 94A
         7.00%, 4/01/19 ..............................      2,200      2,226,620


--------------------------------------------------------------------------------
44 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        PENNSYLVANIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
AAA      Washington Cnty Auth Rev
         (Capital Funding) AMBAC Ser 99
         6.15%, 12/01/29 .............................    $ 7,000   $  7,642,180
                                                                    ------------
                                                                     165,125,122
                                                                    ------------
         Florida-10.0%
NR       Collier Cnty Cmnty Fac Dist
         (Fiddlers Creek) Ser 96
         7.50%, 5/01/18 ..............................     12,375     13,140,517
NR       Collier Cnty IDR
         (Southern States Utils) Ser 96 AMT
         6.50%, 10/01/25 .............................      6,500      6,348,680
                                                                    ------------
                                                                      19,489,197
                                                                    ------------
         Puerto Rico-3.0%
AAA      Puerto Rico Elec Pwr Auth
         XLCA Ser 02-1
         5.25%, 7/01/22 ..............................      1,500      1,520,235
BB       Puerto Rico Port Auth Rev
         (American Airlines) Ser 96A AMT
         6.25%, 6/01/26 ..............................      5,075      4,238,945
                                                                    ------------
                                                                       5,759,180
                                                                    ------------
         Short Term Investment-0.2%
         Pennsylvania-0.2%
VMIG-1   Pennsylvania Hsg Fin Agy SFMR
         JPMC1-02 AMT
         1.65%, 4/01/33(a)(d) ........................        500        500,000
                                                                    ------------
         Total Investments-97.9%
           (cost $185,541,291) .......................               190,873,499
         Other assets less liabilities-2.1% ..........                 4,015,614
                                                                    ------------
         Net Assets-100% .............................              $194,889,113
                                                                    ============

See footnote summary on page 49.

See Glossary of Terms on page 49.

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 45

------------------------
      VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
         MUNICIPAL BONDS-101.1%

         Long Term Municipal Bonds-96.0%
         Virginia-86.5%
NR       Albemarle Cnty IDR
         (The Covenant School Inc.) Ser 01A
         7.50%, 7/15/23 ..............................    $ 3,935   $  4,092,400
         7.75%, 7/15/32 ..............................      8,260      8,673,000
A+       Alexandria MFHR
         (Buckingham Village Apts) Ser 96A AMT
         6.15%, 1/01/29 ..............................      4,000      4,032,200
A2       Arlington Cnty IDR Hosp Rev
         (Arlington Health Sys) Ser 01
         5.25%, 7/01/31(a) ...........................      9,000      8,365,680
AAA      Arlington Cnty IDR
         (Ogden Martin) FSA Ser 98B AMT
         5.25%, 1/01/09 ..............................      2,295      2,404,885
AAA      Arlington Cnty MFHR
         (Arlington View Terrace) FNMA Ser 01 AMT
         5.15%, 11/01/31 .............................      1,550      1,466,625
AAA      Fairfax Cnty Park Auth Fac
         AMBAC Ser 01
         4.75%, 7/15/20 ..............................      1,875      1,778,194
BBB      Giles Cnty IDR
         (Hoechst Celanese Corp) Ser 96 AMT
         6.45%, 5/01/26 ..............................      7,500      7,518,150
A-       Greater Richmond Hotel Tax Rev
         (Convention Ctr Proj) Ser 00
         6.25%, 6/15/32 ..............................     11,000     11,758,230
AAA      Harrisonburg MFHR
         (Battery Heights Assoc) GNMA Ser 96A
         6.25%, 4/20/36 ..............................      5,185      5,366,423
         (Greens of Salem Run) FSA Ser 97 AMT
         6.30%, 4/01/29 ..............................      4,160      4,333,930
BB-      Henrico Cnty IDR Solid Waste Rev
         (Browning-Ferris) Ser 97A AMT
         5.875%, 3/01/17 .............................      4,750      4,438,827
A+       Henry Cnty Hosp Rev
         (Memorial Hosp Martinsville & Henry) Ser 97
         6.00%, 1/01/27 ..............................      1,250      1,273,425
BBB      Isle of Wight Cnty IDR
         (International Paper Co) Ser 00A AMT
         6.60%, 5/01/24 ..............................      1,700      1,755,437
BBB      Isle of Wight Cnty Solid Waste Rev
         (Union Camp Corp) Ser 94 AMT
         6.55%, 4/01/24 ..............................      4,000      4,057,280
A+       James City Cnty Solid Waste Rev
         (Anheuser Busch Proj) Ser 97 AMT
         6.00%, 4/01/32 ..............................      4,200      4,227,258


--------------------------------------------------------------------------------
46 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        VIRGINIA PORTFOLIO
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

Standard                                                Principal
& Poor's                                                   Amount
Rating                                                      (000)          Value
--------------------------------------------------------------------------------
AAA      Loudoun Cnty IDR Hosp Rev
         (Loudoun Hosp Ctr) FSA Ser 95
         5.80%, 6/01/20 ..............................    $ 2,500   $  2,560,125
AA-      Metropolitan Washington DC Arpt Rev
         Ser 97B AMT
         5.50%, 10/01/23 .............................      9,410      9,189,806
AAA      Newport News IDR Health Fac
         (Mennowood Cmntys) GNMA Ser 96A
         6.25%, 8/01/36 ..............................      2,605      2,711,727
Baa3     Norfolk Arpt Auth Rev
         (Air Cargo) Ser 02 AMT
         6.25%, 1/01/30(a) ...........................      1,000        989,480
AAA      Norfolk Arpt Auth Rev
         FGIC Ser 01B AMT
         5.30%, 7/01/25 ..............................     10,000      9,751,300
AAA      Portsmouth Util Rev
         FGIC Ser 01B
         5.00%, 06/01/26 .............................      1,500      1,440,945
AAA      Prince William Cnty MFHR
         (Woodwind Gables) AMBAC Ser 01A AMT
         5.30%, 12/01/34 .............................      2,860      2,786,155
NR       Staunton IDR Ed Fac
         (Mary Baldwin College) Ser 96
         6.75%, 11/01/21 .............................      3,145      3,298,319
AA+      Virginia Biotechnology Resh Park Auth
         (Consolidated Laboratories Proj) Ser 01
         5.00%, 9/01/21 ..............................      4,170      4,043,857
AA+      Virginia Hsg Dev Auth MFHR
         Ser 02B AMT
         5.50%, 4/01/27 ..............................      5,000      4,933,150
         Ser 99J AMT
         5.95%, 2/01/23 ..............................      5,525      5,652,738
AA+      Virginia Hsg Dev Auth SFMR
         (Commonwealth Mtg) Ser 00B
         6.125%, 7/01/18 .............................        495        509,291
         (Commonwealth Mtg) Ser 01C-2 AMT
         5.50%, 7/01/27 ..............................      9,040      8,881,800
         (Commonwealth Mtg) Ser 01I-1 AMT
         5.42%, 7/01/23 ..............................      7,500      7,323,675
AA+      Virginia Hsg Dev Auth SFMR
         Ser 01D AMT
         5.40%, 6/01/24 ..............................      3,155      3,106,665
AA       Virginia Res Auth Sewer Sys Rev
         (Hopewell Wastewtr Fac) Ser 95A AMT
         6.00%, 10/01/25 .............................      1,375      1,399,406
                                                                    ------------
                                                                     144,120,383
                                                                    ------------


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 47

------------------------
VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
------------------------

VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2002 (unaudited)

Standard                                               Principal
& Poor's                                                  Amount
Rating                                                     (000)          Value
-------------------------------------------------------------------------------
         California-4.5%
NR       Orange Cnty Comm Fac
         Special Tax No 91-2
         6.25%, 10/01/30 ............................     $7,400   $  7,405,402
                                                                   ------------
         New Jersey-2.4%
BB-      New Jersey Eco Dev Auth
         (Continental Airlines) Ser 00 AMT
         7.20%, 11/15/30 ............................      4,100      3,993,072
                                                                   ------------
         Florida-1.9%
NR       Clay Cnty Cmnty Dev Dist
         (Fleming Island Plantation) Ser 00B
         7.375%, 5/01/31 ............................      3,000      3,221,670
                                                                   ------------
         Puerto Rico-0.7%
AAA      Puerto Rico Elec Pwr Auth
         XLCA Ser 02-I
         5.25%, 7/01/22 .............................      1,100      1,114,839
                                                                   ------------
         Short-Term Investments(d)-5.1%
         Virginia-5.1%
A-1+     Alexandria IDR
         Ser 86 AMT
         1.70%, 12/01/16 ............................      2,800      2,800,000
A-1+     Fairfax Cnty IDR
         (Fairfax Hospital) Ser 88A
         1.53%, 10/01/25 ............................        655        655,000
         (Fairfax Hospital) Ser 88B
         1.53%, 10/01/25 ............................      1,600      1,600,000
         (INOVA Health) Ser 00
         1.53%, 01/01/30 ............................      1,150      1,150,000
         (INOVA Sevices) Ser 89A
         1.53%, 01/15/22 ............................        850        850,000
A-1+     King George Cnty IDR
         (Birchwood Power Partners Proj)
         Ser 94B AMT
         1.55%, 12/01/24 ............................      1,500      1,500,000
                                                                   ------------
                                                                      8,555,000
                                                                   ------------
         Total Investments-101.1%
           (cost $165,320,336) ......................               168,410,366
         Other assets less liabilities-(1.1)% .......                (1,833,113)
                                                                   ------------
         Net Assets-100% ............................              $166,577,253
                                                                   ============

See footnote summary on page 49.

See Glossary of Terms on page 49.

See notes to financial statements.


--------------------------------------------------------------------------------
48 o ALLIANCE MUNICIPAL INCOME FUND II

                                                        ------------------------
                                                        PORTFOLIO OF INVESTMENTS
                                                        ------------------------

(a)   Moody's rating.

(b) Inverse floater security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(c) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at March 31, 2002.

(d)   Variable rate coupon, rate shown as of March 31, 2002.

(e)   Fitch's rating.

(f) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective.

      Glossary of Terms:
      ACA         American Capital Access
      AMBAC       American Municipal Bond Assurance Corporation
      AMT         Alternative Minimum Tax
      COP         Certificate of Participation
      ETM         Escrow to Maturity
      FGIC        Financial Guaranty Insurance Company
      FHA         Federal Housing Administration
      FHLMC       Federal Home Loan Mortgage Corporation
      FNMA        Federal National Mortgage Association
      FSA         Financial Security Assurance, Inc.
      GNMA        Government National Mortgage Association
      GO          Government Obligations
      IDR         Industrial Development Revenue
      MBIA        Municipal Bond Investors Assurance
      MFHR        Multi-Family Housing Revenue
      NR          Rating not applied for
      PCR         Pollution Control Revenue
      RADIAN      Radian Group, Inc.
      SFMR        Single Family Mortgage Revenue
      XLCA        XL Capital Assurance, Inc.

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 49

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

STATEMENT OF ASSETS & LIABILITIES
March 31, 2002 (unaudited)

                                                  Arizona          Florida
                                               =============    =============
Assets
Investment in securities, at value
   (cost: $179,269,221 and $230,034,730,
   respectively) ...........................   $ 181,353,907    $ 235,594,094
Cash .......................................           3,551          180,640
Interest receivable ........................       3,330,904        4,975,727
Receivable for shares of beneficial
   interest sold ...........................       1,419,469          395,195
                                               -------------    -------------
Total assets ...............................     186,107,831      241,145,656
                                               -------------    -------------
Liabilities
Payable for shares of beneficial
   interest redeemed .......................       1,335,172          385,073
Payable for investment securities
   purchased ...............................         400,347        3,500,255
Dividends payable ..........................         262,731          341,675
Distribution fee payable ...................          99,328          142,314
Advisory fee payable .......................          47,413           65,494
Accrued expenses and other liabilities .....          87,473          110,142
                                               -------------    -------------
Total liabilities ..........................       2,232,464        4,544,953
                                               -------------    -------------
Net Assets .................................   $ 183,875,367    $ 236,600,703
                                               =============    =============
Composition of Net Assets
Shares of beneficial interest, at par ......   $     173,464    $     238,105
Additional paid-in capital .................     184,656,806      246,228,439
Undistributed net investment income (loss) .        (265,784)          20,339
Accumulated net realized loss on
   investment transactions .................      (2,773,805)     (15,445,544)
Net unrealized appreciation of investments .       2,084,686        5,559,364
                                               -------------    -------------
                                               $ 183,875,367    $ 236,600,703
                                               =============    =============
Class A Shares
Net assets .................................   $  95,071,856    $ 100,407,513
                                               -------------    -------------
Shares of beneficial interest outstanding ..       8,961,720       10,109,131
                                               -------------    -------------
Class B Shares
Net assets .................................   $  70,979,238    $  94,791,885
                                               -------------    -------------
Shares of beneficial interest outstanding ..       6,701,799        9,536,250
                                               -------------    -------------
Class C Shares
Net assets .................................   $  17,824,273    $  41,401,305
                                               -------------    -------------
Shares of beneficial interest outstanding ..       1,682,835        4,165,092
                                               -------------    -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ...............................          $10.61           $ 9.93
Sales charge--4.25% of public
   offering price ..........................             .47              .44
                                                      ------           ------
Maximum offering price .....................          $11.08           $ 0.37
                                                      ======           ======
Class B Shares
Net asset value and offering price per share          $10.59           $ 9.94
                                                      ======           ======
Class C Shares
Net asset value and offering price per share          $10.59           $ 9.94
                                                      ======           ======

See notes to financial statements.


--------------------------------------------------------------------------------
50 o ALLIANCE MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                    Massachusetts      Michigan
                                                    =============    =============
Assets
Investment in securities, at value
   (cost: $167,411,606 and $114,436,875,
   respectively) ................................   $ 172,275,790    $ 115,685,605
Cash ............................................         475,491               -0-
Interest receivable .............................       2,753,500        2,016,972
Receivable for shares of beneficial interest sold       1,099,092        1,213,724
                                                    -------------    -------------
Total assets ....................................     176,603,873      118,916,301
                                                    -------------    -------------
Liabilities
Due to custodian ................................              -0-          16,948
Payable for investment securities purchased .....         500,460               -0-
Payable for shares of beneficial
   interest redeemed ............................         392,819           62,898
Dividends payable ...............................         252,254          162,244
Distribution fee payable ........................         115,075           75,373
Advisory fee payable ............................          49,736           62,225
Accrued expenses and other liabilities ..........         102,069           34,787
                                                    -------------    -------------
Total liabilities ...............................       1,412,413          414,475
                                                    -------------    -------------
Net Assets ......................................   $ 175,191,460    $ 118,501,826
                                                    =============    =============
Composition of Net Assets
Shares of beneficial interest, at par ...........   $     164,202    $     113,595
Additional paid-in capital ......................     181,864,325      118,027,860
Distributions in excess of net investment
   income .......................................        (219,034)        (212,880)
Accumulated net realized loss on
   investment transactions ......................     (11,482,217)        (675,479)
Net unrealized appreciation of investments ......       4,864,184        1,248,730
                                                    -------------    -------------
                                                    $ 175,191,460    $ 118,501,826
                                                    =============    =============
Class A Shares
Net assets ......................................   $  57,832,944    $  40,819,347
                                                    -------------    -------------
Shares of beneficial interest outstanding .......       5,413,668        3,908,806
                                                    -------------    -------------
Class B Shares
Net assets ......................................   $  70,225,754    $  39,813,969
                                                    -------------    -------------
Shares of beneficial interest outstanding .......       6,586,303        3,818,843
                                                    -------------    -------------
Class C Shares
Net assets ......................................   $  47,132,762    $  37,868,510
                                                    -------------    -------------
Shares of beneficial interest outstanding .......       4,420,211        3,631,805
                                                    -------------    -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ....................................         $ 10.68          $ 10.44
Sales charge--4.25% of public
   offering price ...............................             .47              .46
                                                          -------          -------
Maximum offering price ..........................         $ 11.15          $ 10.90
                                                          =======          =======
Class B Shares
Net asset value and offering price per share ....         $ 10.66          $ 10.43
                                                          =======          =======
Class C Shares
Net asset value and offering price per share ....         $ 10.66          $ 10.43
                                                          =======          =======

See notes to financial statements


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 51

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

                                                      Minnesota        New Jersey
                                                    =============    =============
Assets
Investment in securities, at value
   (cost: $86,462,869 and $251,694,732,
   respectively) ................................   $  87,360,100    $ 258,192,876
Cash ............................................         585,719               -0-
Interest receivable .............................       1,304,776        5,267,986
Receivable for shares of beneficial interest sold         698,837          848,011
Receivable for investment securities sold .......              -0-       2,200,306
                                                    -------------    -------------
Total assets ....................................      89,949,432      266,509,179
                                                    -------------    -------------
Liabilities
Due to custodian ................................              -0-         263,243
Payable for investment securities purchased .....       1,000,000               -0-
Payable for shares of beneficial
   interest redeemed ............................         128,193        1,004,726
Dividends payable ...............................         124,026          383,479
Distribution fee payable ........................          43,490          168,642
Advisory fee payable ............................          27,148           89,223
Administration fee payable ......................              -0-          24,416
Accrued expenses and other liabilities ..........          49,976           53,628
                                                    -------------    -------------
Total liabilities ...............................       1,372,833        1,987,357
                                                    -------------    -------------
Net Assets ......................................   $  88,576,599    $ 264,521,822
                                                    =============    =============
Composition of Net Assets
Shares of beneficial interest, at par ...........   $      89,904    $     269,926
Additional paid-in capital ......................      90,344,433      274,896,279
Distributions in excess of net investment
   income .......................................        (130,115)        (680,389)
Accumulated net realized loss on
   investment transactions ......................      (2,624,854)     (16,462,138)
Net unrealized appreciation of investments ......         897,231        6,498,144
                                                    -------------    -------------
                                                    $  88,576,599    $ 264,521,822
                                                    =============    =============
Class A Shares
Net assets ......................................   $  52,942,271    $  95,824,009
                                                    -------------    -------------
Shares of beneficial interest outstanding .......       5,374,375        9,780,252
                                                    -------------    -------------
Class B Shares
Net assets ......................................   $  20,149,041    $ 114,822,370
                                                    -------------    -------------
Shares of beneficial interest outstanding .......       2,045,924       11,716,872
                                                    -------------    -------------
Class C Shares
Net assets ......................................   $  15,485,287    $  53,875,443
                                                    -------------    -------------
Shares of beneficial interest outstanding .......       1,570,108        5,495,535
                                                    -------------    -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share .......................................      $  9.85          $  9.80
Sales charge--4.25% of public offering price ....              44              .43
                                                          -------          -------
Maximum offering price ..........................         $ 10.29          $ 10.23
                                                          =======          =======
Class B Shares
Net asset value and offering price per share ....         $  9.85          $  9.80
                                                          =======          =======
Class C Shares
Net asset value and offering price per share ....         $  9.86          $  9.80
                                                          =======          =======

See notes to financial statements


--------------------------------------------------------------------------------
52 o ALLIANCE MUNICIPAL INCOME FUND II

                                               ---------------------------------
                                               STATEMENT OF ASSETS & LIABILITIES
                                               ---------------------------------

                                                         Ohio        Pennsylvania
                                                    =============    =============
Assets
Investment in securities, at value
   (cost: $159,114,051 and $185,541,291,
   respectively) ................................   $ 164,364,478    $ 190,873,499
Interest receivable .............................       2,702,680        4,519,125
Receivable for shares of beneficial interest sold         657,205          501,499
Receivable for investment securities sold .......              -0-         210,630
                                                    -------------    -------------
Total assets ....................................     167,724,363      196,104,753
                                                    -------------    -------------
Liabilities
Due to custodian ................................          20,664          133,493
Payable for shares of beneficial
   interest redeemed ............................         262,764          517,266
Dividends payable ...............................         243,240          279,693
Distribution fee payable ........................         106,333          113,128
Advisory fee payable ............................          44,744           77,378
Accrued expenses and other liabilities ..........         102,573           94,682
                                                    -------------    -------------
Total liabilities ...............................         780,318        1,215,640
                                                    -------------    -------------
Net Assets ......................................   $ 166,944,045    $ 194,889,113
                                                    =============    =============
Composition of Net Assets
Shares of beneficial interest, at par ...........   $     168,542    $     191,414
Additional paid-in capital ......................     171,742,475      196,495,760
Undistributed net investment income (loss) ......          24,962         (333,736)
Accumulated net realized loss on
   investment transactions ......................     (10,242,361)      (6,796,533)
Net unrealized appreciation of investments ......       5,250,427        5,332,208
                                                    -------------    -------------
                                                    $ 166,944,045    $ 194,889,113
                                                    =============    =============
Class A Shares
Net assets ......................................   $  58,445,858    $  89,726,640
                                                    -------------    -------------
Shares of beneficial interest outstanding .......       5,899,817        8,812,850
                                                    -------------    -------------
Class B Shares
Net assets ......................................   $  64,298,852    $  65,292,192
                                                    -------------    -------------
Shares of beneficial interest outstanding .......       6,492,655        6,412,790
                                                    -------------    -------------
Class C Shares
Net assets ......................................   $  44,199,335    $  39,870,281
                                                    -------------    -------------
Shares of beneficial interest outstanding .......       4,461,738        3,915,759
                                                    -------------    -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ....................................         $  9.91          $ 10.18
Sales charge--4.25% of public
   offering price ...............................             .44              .45
                                                          -------          -------
Maximum offering price ..........................         $ 10.35          $ 10.63
                                                          =======          =======
Class B Shares
Net asset value and offering price per share ....         $  9.90          $ 10.18
                                                          =======          =======
Class C Shares
Net asset value and offering price per share ....         $  9.91          $ 10.18
                                                          =======          =======

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 53

---------------------------------
STATEMENT OF ASSETS & LIBAILITIES
---------------------------------

                                                                     Virginia
                                                                  =============
Assets
Investment in securities, at value
   (cost: $165,320,336) ......................................    $ 168,410,366
Interest receivable ..........................................        3,000,170
Receivable for shares of beneficial interest sold ............          849,020
                                                                  -------------
Total assets .................................................      172,259,556
                                                                  -------------
Liabilities
Due to custodian .............................................          111,666
Payable for investment securities purchased ..................        5,000,000
Dividends payable ............................................          241,713
Distribution fee payable .....................................          103,201
Payable for shares of beneficial interest redeemed ...........          100,417
Advisory fee payable .........................................           37,320
Accrued expenses and other liabilities .......................           87,986
                                                                  -------------
Total liabilities ............................................        5,682,303
                                                                  -------------
Net Assets ...................................................    $ 166,577,253
                                                                  =============
Composition of Net Assets

Shares of beneficial interest, at par ........................    $     161,154
Additional paid-in capital ...................................      170,037,930
Distributions in excess of net investment income .............         (303,447)
Accumulated net realized loss on investment transactions .....       (6,408,414)
Net unrealized appreciation of investments ...................        3,090,030
                                                                  -------------
                                                                  $ 166,577,253
                                                                  =============
Class A Shares
Net assets ...................................................    $  63,976,447
                                                                  -------------
Shares of beneficial interest outstanding ....................        6,182,313
                                                                  -------------
Class B Shares
Net assets ...................................................    $  74,716,092
                                                                  -------------
Shares of beneficial interest outstanding ....................        7,232,638
                                                                  -------------
Class C Shares
Net assets ...................................................    $  27,884,714
                                                                  -------------
Shares of beneficial interest outstanding ....................        2,700,479
                                                                  -------------
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share ...............         $  10.35
Sales charge--4.25% of public offering price .................              .46
                                                                       --------
Maximum offering price .......................................         $  10.81
                                                                       ========
Class B Shares
Net asset value and offering price per share .................         $  10.33
                                                                       ========
Class C Shares
Net asset value and offering price per share .................         $  10.33
                                                                       ========

See notes to financial statements.


--------------------------------------------------------------------------------
54 o ALLIANCE MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2002 (unaudited)

                                                       Arizona        Florida
                                                     ===========    ===========
Investment Income
Interest .........................................   $ 5,011,549    $ 7,048,708
                                                     -----------    -----------
Expenses
Advisory fee .....................................       543,040        733,160
Distribution fee - Class A .......................       141,989        151,364
Distribution fee - Class B .......................       317,450        459,452
Distribution fee - Class C .......................        78,119        209,056
Custodian ........................................        51,874         52,744
Administrative ...................................        48,000         48,000
Transfer agency ..................................        22,766         33,840
Registration .....................................        17,188         13,673
Audit and legal ..................................        16,201         19,878
Printing .........................................         4,140          6,898
Trustees' fees ...................................         1,420          1,665
Miscellaneous ....................................           305          1,582
                                                     -----------    -----------
Total expenses ...................................     1,242,492      1,731,312
Less: expenses waived and reimbursed by
   Adviser (see Note B) ..........................      (287,879)      (348,372)
                                                     -----------    -----------
Net expenses .....................................       954,613      1,382,940
                                                     -----------    -----------
Net investment income ............................     4,056,936      5,665,768
                                                     -----------    -----------
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) on investment
   transactions ..................................       167,661       (563,091)
Net change in unrealized
   appreciation/depreciation
   of investments ................................    (3,345,257)    (4,874,925)
                                                     -----------    -----------
Net loss on investments ..........................    (3,177,596)    (5,438,016)
                                                     -----------    -----------
Net Increase in Net Assets
   from Operations ...............................   $   879,340    $   227,752
                                                     ===========    ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 55

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                 Massachusetts       Michigan
                                                 =============    =============
Investment Income
Interest .....................................   $   5,318,976    $   3,003,874
                                                 -------------    -------------
Expenses
Advisory fee .................................         559,888          323,075
Distribution fee - Class A ...................          95,703           55,481
Distribution fee - Class B ...................         342,650          176,790
Distribution fee - Class C ...................         234,160          155,192
Custodian ....................................          50,445           49,879
Administrative ...............................          48,000           48,000
Transfer agency ..............................          29,127           24,985
Audit and legal ..............................          14,788           18,005
Registration .................................          10,686            9,370
Printing .....................................           8,629            4,644
Trustees' fees ...............................           1,300            1,420
Miscellaneous ................................           5,083            2,766
                                                 -------------    -------------
Total expenses ...............................       1,400,459          869,607
Less: expenses waived and reimbursed by
   Adviser (see Note B) ......................        (262,117)        (115,131)
                                                 -------------    -------------
Net expenses .................................       1,138,342          754,476
                                                 -------------    -------------
Net investment income ........................       4,180,634        2,249,398
                                                 -------------    -------------
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) on investment
   transactions ..............................      (2,512,318)         107,563
Net change in unrealized
   appreciation/depreciation
   of investments ............................      (3,517,953)      (2,041,594)
                                                 -------------    -------------
Net loss on investments ......................      (6,030,271)      (1,934,031)
                                                 -------------    -------------
Net Increase (Decrease) in Net Assets
   from Operations ...........................   $  (1,849,637)   $     315,367
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
56 o ALLIANCE MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                   Minnesota       New Jersey
                                                 =============    =============
Investment Income
Interest .....................................   $   2,222,851    $   7,340,460
                                                 -------------    -------------
Expenses
Advisory fee .................................         238,943          788,916
Distribution fee - Class A ...................          65,425          134,079
Distribution fee - Class B ...................          93,944          557,623
Distribution fee - Class C ...................          70,281          257,713
Custodian ....................................          49,170           50,440
Administrative ...............................          48,000           48,000
Transfer agency ..............................          16,868           56,014
Audit and legal ..............................          16,838           26,674
Registration .................................           4,378           15,455
Printing .....................................           2,271            9,333
Trustees' fees ...............................           1,420            1,420
Miscellaneous ................................           2,639            5,030
                                                 -------------    -------------
Total expenses ...............................         610,177        1,950,697
Less: expenses waived and reimbursed by
   Adviser (see Note B) ......................        (151,142)        (281,791)
                                                 -------------    -------------
Net expenses .................................         459,035        1,668,906
                                                 -------------    -------------
Net investment income ........................       1,763,816        5,671,554
                                                 -------------    -------------
Realized and Unrealized Gain (Loss)
on Investments
Net realized loss on investment
   transactions ..............................        (132,444)      (8,554,570)
Net change in unrealized
   appreciation/depreciation
   of investments ............................      (1,778,328)         879,021
                                                 -------------    -------------
Net loss on investments ......................      (1,910,772)      (7,675,549)
                                                 -------------    -------------
Net Decrease in Net Assets
   from Operations ...........................   $    (146,956)   $  (2,003,995)
                                                 =============    =============

See notes to financial statements


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 57

-----------------------
STATEMENT OF OPERATIONS
-----------------------

                                                     Ohio         Pennsylvania
                                                 =============    =============
Investment Income
Interest .....................................   $   4,668,433    $   5,923,332
                                                 -------------    -------------
Expenses
Advisory fee .................................         482,637          613,973
Distribution fee - Class A ...................          81,224          141,620
Distribution fee - Class B ...................         299,614          320,653
Distribution fee - Class C ...................         201,859          189,635
Custodian ....................................          55,009           51,351
Administrative ...............................          48,000           48,000
Transfer agency ..............................          30,719           49,696
Audit and legal ..............................          17,470           16,380
Registration .................................          11,709            8,382
Printing .....................................           8,057            9,909
Trustees' fees ...............................           1,420            1,420
Miscellaneous ................................          11,853            7,860
                                                 -------------    -------------
Total expenses ...............................       1,249,571        1,458,879
Less: expenses waived and reimbursed by
   Adviser (see Note B) ......................        (242,139)        (168,443)
                                                 -------------    -------------
Net expenses .................................       1,007,432        1,290,436
                                                 -------------    -------------
Net investment income ........................       3,661,001        4,632,896
                                                 -------------    -------------
Realized and Unrealized Gain (Loss)
on Investments
Net realized gain (loss) on investment
transactions .................................      (2,686,056)             182
Net change in unrealized
   appreciation/depreciation
   of investments ............................         987,123       (4,276,635)
                                                 -------------    -------------
Net loss on investments ......................      (1,698,933)      (4,276,453)
                                                 -------------    -------------
Net Increase in Net Assets from
   Operations ................................   $   1,962,068    $     356,443
                                                 =============    =============

See notes to financial statements.


--------------------------------------------------------------------------------
58 o ALLIANCE MUNICIPAL INCOME FUND II

                                                         -----------------------
                                                         STATEMENT OF OPERATIONS
                                                         -----------------------

                                                                      Virginia
                                                                    ===========
Investment Income
Interest .....................................................      $ 4,567,709
                                                                    -----------
Expenses
Advisory fee .................................................          491,020
Distribution fee - Class A ...................................           87,770
Distribution fee - Class B ...................................          361,774
Distribution fee - Class C ...................................          131,290
Custodian ....................................................           56,711
Administrative ...............................................           48,000
Transfer agency ..............................................           31,256
Audit and legal ..............................................           15,258
Registration .................................................           12,378
Printing .....................................................           10,023
Trustees' fees ...............................................            1,420
Miscellaneous ................................................            4,488
                                                                    -----------
Total expenses ...............................................        1,251,388
Less: expenses waived and reimbursed by
   Adviser (see Note B) ......................................         (340,588)
                                                                    -----------
Net expenses .................................................          910,800
                                                                    -----------
Net investment income ........................................        3,656,909
                                                                    -----------
Realized and Unrealized Gain (Loss)
on Investments
Net realized loss on investment transactions .................         (126,423)
Net change in unrealized appreciation/depreciation
   of investments ............................................       (2,806,546)
                                                                    -----------
Net loss on investments ......................................       (2,932,969)
                                                                    -----------
Net Increase in Net Assets from Operations ...................      $   723,940
                                                                    ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 59

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                            Arizona
                                               ================================
                                                 Six Months
                                                   Ended          Year Ended
                                               March 31, 2002    September 30,
                                                (unaudited)           2001
                                               ==============    ==============
Increase (Decrease) in
Net Assets from Operations
Net investment income ......................   $    4,056,936    $    5,467,039
Net realized gain on
   investment transactions .................          167,661           866,030
Net change in unrealized
   appreciation/depreciation
   of investments ..........................       (3,345,257)        2,759,335
                                               --------------    --------------
Net increase in net assets from
   operations ..............................          879,340         9,092,404
Dividends and Distributions
to Shareholders from:
Net investment income
   Class A .................................       (2,360,913)       (3,113,313)
   Class B .................................       (1,360,941)       (1,875,221)
   Class C .................................         (335,082)         (478,505)
Distributions in excess of net investment
   income
   Class A .................................          (53,673)          (10,736)
   Class B .................................          (50,722)          (23,625)
   Class C .................................          (12,706)           (6,422)
Transactions in Shares of
Beneficial Interest
Net increase ...............................       29,478,237        63,676,681
                                               --------------    --------------
Total increase .............................       26,183,540        67,261,263
Net Assets
Beginning of period ........................      157,691,827        90,430,564
                                               --------------    --------------
End of period ..............................   $  183,875,367    $  157,691,827
                                               ==============    ==============

See notes to financial statements.


--------------------------------------------------------------------------------
60 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                          Florida
                                              ================================
                                                Six Months
                                                   Ended          Year Ended
                                              March 31, 2002     September 30,
                                                (unaudited)          2001
                                              ==============     =============
Increase (Decrease) in
Net Assets from Operations
Net investment income ......................   $    5,665,768    $    9,944,935
Net realized gain (loss) on
   investment transactions .................         (563,091)        2,148,040
Net change in unrealized
   appreciation/depreciation
   of investments ..........................       (4,874,925)        5,661,591
                                               --------------    --------------
Net increase in net assets
   from operations .........................          227,752        17,754,566
Dividends and Distributions
to Shareholders from:
Net investment income
   Class A .................................       (2,641,090)       (4,629,117)
   Class B .................................       (2,078,561)       (3,374,617)
   Class C .................................         (945,540)       (1,766,975)
Distributions in excess of net investment
   income
   Class A .................................           (5,282)               -0-
   Class B .................................             (670)               -0-
   Class C .................................               -0-               -0-
Transactions in Shares of
Beneficial Interest
Net increase ...............................       16,367,710        38,415,245
                                               --------------    --------------
Total increase .............................       10,924,319        46,399,102
Net Assets
Beginning of period ........................      225,676,384       179,277,282
                                               --------------    --------------
End of period ..............................   $  236,600,703    $  225,676,384
                                               ==============    ==============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 61

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                       Massachusetts
                                               ================================
                                                 Six Months
                                                   Ended           Year Ended
                                               March 31, 2002     September 30,
                                                 (unaudited)          2001
                                               ==============    ==============
Increase (Decrease) in
Net Assets from Operations
Net investment income .......................  $    4,180,634    $    6,428,236
Net realized gain (loss) on
   investment transactions ..................      (2,512,318)          421,301
Net change in unrealized
   appreciation/depreciation
   of investments ...........................      (3,517,953)        4,705,047
                                               --------------    --------------
Net increase (decrease) in net assets from
   operations ...............................      (1,849,637)       11,554,584
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A ..................................      (1,628,128)       (2,596,579)
   Class B ..................................      (1,515,540)       (2,167,810)
   Class C ..................................      (1,036,966)       (1,663,847)
Distributions in excess of net
   investment income
   Class A ..................................         (43,857)           (3,297)
   Class B ..................................         (61,105)          (15,132)
   Class C ..................................         (41,714)          (11,035)
Transactions in Shares of
Beneficial Interest
Net increase ................................      11,106,566        48,575,455
                                               --------------    --------------
Total increase ..............................       4,929,619        53,672,339
Net Assets
Beginning of period .........................     170,261,841       116,589,502
                                               --------------    --------------
End of period ...............................  $  175,191,460    $  170,261,841
                                               ==============    ==============

See notes to financial statements


--------------------------------------------------------------------------------
62 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                           Michigan
                                               ================================
                                                 Six Months
                                                   Ended          Year Ended
                                               March 31, 2002    September 30,
                                                (unaudited)           2001
                                               ==============    =============
Increase (Decrease) in
Net Assets from Operations
Net investment income ......................   $    2,249,398    $    2,539,209
Net realized gain on
   investment transactions .................          107,563           299,056
Net change in unrealized
   appreciation/depreciation
   of investments ..........................       (2,041,594)        2,309,483
                                               --------------    --------------
Net increase in net assets from
   operations ..............................          315,367         5,147,748
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A .................................         (887,604)         (982,605)
   Class B .................................         (725,479)         (868,272)
   Class C .................................         (636,315)         (688,332)
Distributions in excess of net investment
   income
   Class A .................................          (49,018)               -0-
   Class B .................................          (54,399)               -0-
   Class C .................................          (46,598)               -0-
Transactions in Shares of
Beneficial Interest

Net increase ...............................       34,204,228        42,209,071
                                               --------------    --------------
Total increase .............................       32,120,182        44,768,559
Net Assets
Beginning of period ........................       86,381,644        41,613,085
                                               --------------    --------------
End of period ..............................   $  118,501,826    $   86,381,644
                                               ==============    ==============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 63

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                          Minnesota
                                               ================================
                                                 Six Months
                                                   Ended          Year Ended
                                               March 31, 2002    September 30,
                                                (unaudited)           2001
                                               ==============    ==============
Increase (Decrease) in
Net Assets from Operations
Net investment income ......................   $    1,763,816    $    2,291,090
Net realized gain (loss) on
   investment transactions .................         (132,444)          150,934
Net change in unrealized
   appreciation/depreciation
   of investments ..........................       (1,778,328)        1,533,464
                                               --------------    --------------
Net increase (decrease) in net assets
   from operations .........................         (146,956)        3,975,488
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A .................................       (1,076,497)       (1,255,231)
   Class B .................................         (394,067)         (639,279)
   Class C .................................         (293,252)         (396,580)
Distributions in excess of net
   investment income
   Class A .................................          (55,380)          (14,990)
   Class B .................................          (26,834)          (13,512)
   Class C .................................          (21,559)           (9,452)
Transactions in Shares of
Beneficial Interest
Net increase ...............................       31,352,018        17,792,648
                                               --------------    --------------
Total increase .............................       29,337,473        19,439,092
Net Assets
Beginning of period ........................       59,239,126        39,800,034
                                               --------------    --------------
End of period ..............................   $   88,576,599    $   59,239,126
                                               ==============    ==============

See notes to financial statements.


--------------------------------------------------------------------------------
64 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                          New Jersey
                                               ================================
                                                 Six Months
                                                   Ended           Year Ended
                                               March 31, 2002     September 30,
                                                (unaudited)           2001
                                               ==============    ==============
Increase (Decrease) in
Net Assets from Operations
Net investment income ......................   $    5,671,554    $    8,201,778
Net realized gain (loss) on
   investment transactions .................       (8,554,570)        1,817,043
Net change in unrealized
   appreciation/depreciation
   of investments ..........................          879,021              (366)
                                               --------------    --------------
Net increase (decrease) in net assets
   from operations .........................       (2,003,995)       10,018,455
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A .................................       (2,211,980)       (3,203,753)
   Class B .................................       (2,368,047)       (3,424,734)
   Class C .................................       (1,091,527)       (1,573,291)
Distributions in excess of net
   investment income
   Class A .................................         (158,768)          (85,024)
   Class B .................................         (177,893)         (100,866)
   Class C .................................          (84,517)          (42,142)
Transactions in Shares of
Beneficial Interest
Net increase ...............................       42,216,130        85,882,846
                                               --------------    --------------
Total increase .............................       34,119,403        87,471,491
Net Assets
Beginning of period ........................      230,402,419       142,930,928
                                               --------------    --------------
End of period ..............................   $  264,521,822    $  230,402,419
                                               ==============    ==============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 65

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                            Ohio
                                               ================================
                                                 Six Months
                                                   Ended           Year Ended
                                               March 31, 2002     September 30,
                                                (unaudited)           2001
                                               ==============    ==============
Increase (Decrease) in
Net Assets from Operations
Net investment income ......................   $    3,661,001    $    5,523,405
Net realized gain (loss) on
   investment transactions .................       (2,686,056)          680,295
Net change in unrealized
   appreciation/depreciation
   of investments ..........................          987,123         1,396,175
                                               --------------    --------------
Net increase in net assets from
   operations ..............................        1,962,068         7,599,875
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A .................................       (1,406,515)       (1,985,585)
   Class B .................................       (1,346,657)       (2,097,526)
   Class C .................................         (907,829)       (1,344,836)
Distributions in excess of net investment
   income
   Class A .................................          (46,693)               -0-
   Class B .................................          (57,944)               -0-
   Class C .................................          (39,380)               -0-
Transactions in Shares of
Beneficial Interest
Net increase ...............................       30,857,119        39,547,128
                                               --------------    --------------
Total increase .............................       29,014,169        41,719,056
Net Assets
Beginning of period ........................      137,929,876        96,210,820
                                               --------------    --------------
End of period ..............................   $  166,944,045    $  137,929,876
                                               ==============    ==============

See notes to financial statements.


--------------------------------------------------------------------------------
66 o ALLIANCE MUNICIPAL INCOME FUND II

                                              ----------------------------------
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------

                                                         Pennsylvania
                                                ===============================
                                                  Six Months
                                                    Ended          Year Ended
                                                March 31, 2002    September 30,
                                                 (unaudited)          2001
                                                ==============    =============
Increase (Decrease) in
Net Assets from Operations
Net investment income ......................    $   4,632,896     $   7,482,639
Net realized gain on
   investment transactions .................              182         2,535,581
Net change in unrealized
   appreciation/depreciation
   of investments ..........................       (4,276,635)        5,675,664
                                                -------------     -------------
Net increase in net assets from
   operations ..............................          356,443        15,693,884
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A .................................       (2,370,973)       (4,054,203)
   Class B .................................       (1,432,890)       (2,209,993)
   Class C .................................         (829,033)       (1,218,443)
Distributions in excess of net
   investment income
   Class A .................................          (75,198)          (57,507)
   Class B .................................           (7,644)          (91,403)
   Class C .................................          (20,569)          (34,299)
Transactions in Shares of
Beneficial Interest
Net increase ...............................        7,063,062        47,871,235
                                                -------------     -------------
Total increase .............................        2,683,198        55,899,271
Net Assets
Beginning of period ........................      192,205,915       136,306,644
                                                -------------     -------------
End of period ..............................    $ 194,889,113     $ 192,205,915
                                                =============     =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 67

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                          Virginia
                                                ===============================
                                                 Six Months
                                                    Ended          Year Ended
                                                March 31, 2002    September 30,
                                                 (unaudited)          2001
                                                ==============    =============
Increase (Decrease) in Net
Assets from Operations
Net investment income ......................    $   3,656,909     $   5,856,794
Net realized loss on investment
   transactions ............................         (126,423)         (774,675)
Net change in unrealized
   appreciation/depreciation
   of investments ..........................       (2,806,546)        2,905,994
                                                -------------     -------------
Net increase in net assets from
   operations ..............................          723,940         7,988,113
Dividends and Distributions to
Shareholders from:
Net investment income
   Class A .................................       (1,489,110)       (2,342,705)
   Class B .................................       (1,590,841)       (2,597,565)
   Class C .................................         (576,958)         (916,524)
Distributions in excess of net investment
   income
   Class A .................................          (57,780)          (28,634)
   Class B .................................          (81,465)          (56,753)
   Class C .................................          (29,999)          (22,075)
Transactions in Shares of
Beneficial Interest
Net increase ...............................       22,724,049        41,082,977
                                                -------------     -------------
Total increase .............................       19,621,836        43,106,884
Net Assets
Beginning of period ........................      146,955,417       103,848,533
                                                -------------     -------------
End of period ..............................    $ 166,577,253     $ 146,955,417
                                                =============     =============

See notes to financial statements.


--------------------------------------------------------------------------------
68 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

NOTES TO FINANCIAL STATEMENTS
March 31, 2002 (unaudited)

NOTE A

Significant Accounting Policies

Alliance Municipal Income Fund II (the "Fund") which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the last bid price quoted on such day. If no bid prices are quoted, then the security is valued at the mean of the bid and asked prices as obtained on that day from one or more dealers regularly making a market in that security. Securities traded on the over-the-counter market are valued at the mean of the closing bid and asked price provided by two or more dealers regularly making a market in such securities. U.S. government securities and other debt securities which mature in 60 days or less are valued at amortized cost unless this method does not represent fair value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 69

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

2. Taxes

It is the policy of each Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except that the Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified with the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee at an annual rate of ..625 of 1% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly. For the six months ended March 31, 2002, the Adviser agreed to waive all or a portion of its advisory fees. The aggregate amounts of such fee waivers were: Arizona Portfolio, $287,879; Florida Porfolio, $348,372; Massachusetts Portfolio, $262,117; Michigan Portfolio, $67,131; Minnesota Portfolio, $103,142; New Jersey Portfolio, $281,791; Ohio Portfolio, $242,139; Pennsylvania Portfolio, $168,443; and Virginia Portfolio, $292,588.

Pursuant to the advisory agreement, the Arizona, Florida, Massachusetts, New Jersey, Ohio and Pennsylvania


--------------------------------------------------------------------------------
70 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

Portfolios each paid $48,000 to the Adviser representing the cost of certain legal and accounting services provided to these Portfolios by the Adviser for the six months ended March 31, 2002. Additionally, the Adviser agreed to waive all or a portion of such fees for the Michigan, Minnesota and Virginia Portfolios in the aggregate amount of $48,000 for each of these portfolios.

Each Portfolio compensates Alliance Global Investor Services, Inc., (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: Arizona Portfolio, $15,179; Florida Portfolio, $21,651; Massachusetts Portfolio, $19,930; Michigan Portfolio, $18,429; Minnesota Portfolio, $12,743; New Jersey Portfolio, $39,087; Ohio Portfolio, $20,035; Pennsylvania Portfolio, $24,930; and Virginia Portfolio, $17,137.

For the six months ended March 31, 2002, each Portfolio's expenses were reduced under an expense offset arrangement with AGIS, as follows: Arizona Portfolio, by $149; Florida Portfolio, by $212; Massachusetts Portfolio, by $183; Michigan Portfolio, by $145; Minnesota Portfolio, by $108; New Jersey Portfolio, by $326; Ohio Portfolio, by $182; Pennsylvania Portfolio, by $223; and Virginia Portfolio, by $187.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the six months ended March 31, 2002 as follows:

                             Front End        Contingent Deferred Sales Charges
                         Sales Charges       -----------------------------------
Portfolio                      Class A       Class A       Class B       Class C
--------------------------------------------------------------------------------
Arizona                        $30,287       $ 1,274       $62,540       $   267
Florida                         18,311        19,317        61,050         4,227
Massachusetts                      839        21,666        33,522        13,137
Michigan                        25,676         5,196        20,646         7,229
Minnesota                       14,221           198         2,660           828
New Jersey                      20,412         7,100        83,206        20,027
Ohio                            15,134            -0-       25,589         4,251
Pennsylvania                    16,664            -0-       31,008         2,656
Virginia                        16,583            -0-       36,267         4,261


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 71

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                               Class B       Class C
-----------------------------------------------------------------------------
Arizona...........................................   $4,098,185    $  705,223
Florida...........................................    4,440,106     2,073,243
Massachusetts.....................................    3,710,210     1,953,347
Michigan..........................................    3,039,095     2,310,913
Minnesota.........................................    2,622,346     1,545,177
New Jersey........................................    6,069,597     2,064,909
Ohio..............................................    4,476,443     2,117,502
Pennsylvania......................................    3,881,638     1,725,721
Virginia..........................................    4,343,935     1,239,819

Such costs may be recovered from each Portfolio at an annual rate of up to .30 of 1% of each Portfolio's daily net assets in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 2002 were as follows:

Portfolio                                           Purchases            Sales
------------------------------------------------------------------------------
Arizona.......................................   $ 81,893,945     $ 50,667,850
Florida.......................................     70,601,714       52,457,720
Massachusetts.................................     79,715,643       65,470,420
Michigan......................................     62,726,166       28,703,375
Minnesota.....................................     58,599,690       26,672,770
New Jersey....................................    173,808,090      141,788,790
Ohio..........................................     78,938,775       47,556,075
Pennsylvania..................................    106,233,746       98,560,605
Virginia......................................     67,223,222       37,879,051


--------------------------------------------------------------------------------
72 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

At March 31, 2002, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows:

                                    Gross Unrealized      Gross Unrealized      Net Unrealized
Portfolio              Tax Cost         Appreciation          Depreciation        Appreciation
----------------------------------------------------------------------------------------------
Arizona              $179,269,221         $3,098,345          $(1,013,659)          $2,084,686
Florida               230,034,730          6,412,924             (853,560)           5,559,364
Massachusetts         167,411,606          5,721,466             (857,282)           4,864,184
Michigan              114,436,875          2,100,634             (851,904)           1,248,730
Minnesota              86,462,869          1,478,516             (581,285)             897,231
New Jersey            251,694,732          9,498,423           (3,000,279)           6,498,144
Ohio                  159,114,051          6,207,759             (957,332)           5,250,427
Pennsylvania          185,541,291          6,273,159             (940,951)           5,332,208
Virginia              165,320,336          4,317,023           (1,226,993)           3,090,030

For Federal income tax purposes at September 30, 2001, the Fund had capital loss carryforwards for the following Portfolios:

                   Expiring      Expiring       Expiring       Expiring      Expiring
                    in 2003       in 2004        in 2007        in 2008       in 2009
--------------------------------------------------------------------------------------
Arizona          $       -0-     $     -0-       $    -0-    $2,361,378    $       -0-
Florida           3,931,206            -0-         4,853      7,457,727     3,475,986
Massachusetts            -0-           -0-            -0-     7,248,317     1,585,051
Michigan                 -0-           -0-            -0-       647,286            -0-
Minnesota           650,584       492,981             -0-     1,051,696       160,146
New Jersey        3,051,602       349,704             -0-     3,327,295     1,077,263
Ohio              2,526,402       332,000             -0-     2,491,530     1,639,021
Pennsylvania             -0-           -0-            -0-     6,563,370            -0-
Virginia                 -0-           -0-            -0-     3,978,133     1,200,330

Capital losses incurred after October 31 ("post October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and elected to defer the following net capital losses during the fiscal year 2001.

                               Post October Losses
                               -------------------

     Arizona                                                     $414,758
     Florida                                                        3,909
     Virginia                                                     796,149


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 73

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

To the extent that the carryover losses are used to offset future capital gains, it is probable that the gain to offset will not be distributed to shareholders.

NOTE E

Shares of Beneficial Interest

There is an unlimited number of $.01 par value shares of beneficial interest authorized for Class A, Class B and Class C shares.

Transactions in shares of beneficial interest in each Portfolio were as follows:

                     ------------------------------------     -----------------------------------
                                     Shares                                  Amount
                     ------------------------------------     -----------------------------------
                     Six Months Ended          Year Ended     Six Months Ended         Year Ended
                       March 31, 2002       September 30,       March 31, 2002      September 30,
Arizona Portfolio         (unaudited)                2001          (unaudited)               2001
-------------------------------------------------------------------------------------------------
Class A
Shares sold                 1,607,225           4,813,437        $ 17,334,737        $ 51,297,439
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              137,735             169,073           1,478,492           1,802,775
-------------------------------------------------------------------------------------------------
Shares converted
   from Class B                50,764              63,843             545,570             684,789
-------------------------------------------------------------------------------------------------
Shares redeemed            (1,008,212)         (1,387,741)        (10,804,825)        (14,786,273)
-------------------------------------------------------------------------------------------------
Net increase                  787,512           3,658,612        $  8,553,974        $ 38,998,730
=================================================================================================

Class B
Shares sold                 2,092,803           2,442,290        $ 22,487,102        $ 26,083,801
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               77,603              90,760             831,660             966,068
-------------------------------------------------------------------------------------------------
Shares converted
   to Class A                 (50,845)            (63,938)           (545,570)           (684,789)
-------------------------------------------------------------------------------------------------
Shares redeemed              (613,975)           (546,808)         (6,576,073)         (5,828,643)
-------------------------------------------------------------------------------------------------
Net increase                1,505,586           1,922,304        $ 16,197,119        $ 20,536,437
=================================================================================================

Class C
Shares sold                   531,317             935,176        $  5,719,635        $  9,955,987
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               20,338              25,457             217,912             271,076
-------------------------------------------------------------------------------------------------
Shares redeemed              (112,206)           (572,261)         (1,210,403)         (6,085,549)
-------------------------------------------------------------------------------------------------
Net increase                  439,449             388,372        $  4,727,144        $  4,141,514
=================================================================================================

--------------------------------------------------------------------------------
74 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                     ------------------------------------     -----------------------------------
                                     Shares                                  Amount
                     ------------------------------------     -----------------------------------
                     Six Months Ended          Year Ended     Six Months Ended         Year Ended
                       March 31, 2002       September 30,       March 31, 2002      September 30,
Florida Portfolio         (unaudited)                2001         (unaudited)                2001
-------------------------------------------------------------------------------------------------
Class A
Shares sold                 1,431,056           3,589,878        $ 14,502,264        $ 35,893,611
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              118,664             198,966           1,151,398           1,990,440
-------------------------------------------------------------------------------------------------
Shares converted
   from Class B               112,340             171,422           1,134,320           1,704,137
-------------------------------------------------------------------------------------------------
Shares redeemed            (1,168,003)         (2,072,213)        (11,793,507)        (20,783,492)
-------------------------------------------------------------------------------------------------
Net increase                  494,057           1,888,053        $  4,994,475        $ 18,804,696
=================================================================================================

Class B
Shares sold                 1,726,625           3,059,056        $ 17,601,036        $ 30,697,478
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              124,121             181,564           1,126,610           1,818,925
-------------------------------------------------------------------------------------------------
Shares converted
   to Class A                (112,246)           (171,242)         (1,134,320)         (1,704,137)
-------------------------------------------------------------------------------------------------
Shares redeemed              (816,281)         (1,151,170)         (8,249,177)        (11,537,217)
-------------------------------------------------------------------------------------------------
Net increase                  922,219           1,918,208        $  9,344,149        $ 19,275,049
=================================================================================================

Class C
Shares sold                   622,943             726,006        $  6,497,617        $  7,279,673
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               53,295              92,873             359,715             928,814
-------------------------------------------------------------------------------------------------
Shares redeemed              (479,769)           (788,495)         (4,828,246)         (7,872,987)
-------------------------------------------------------------------------------------------------
Net increase                  196,469              30,384        $  2,029,086        $    335,500
=================================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 75

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                           ------------------------------------     -----------------------------------
                                           Shares                                  Amount
                           ------------------------------------     -----------------------------------
                           Six Months Ended          Year Ended     Six Months Ended         Year Ended
                             March 31, 2002       September 30,       March 31, 2002      September 30,
Massachusetts Portfolio         (unaudited)                2001          (unaudited)               2001
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                       1,567,508           2,593,391        $ 17,158,034        $ 28,601,700
-------------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                    101,200             124,433           1,101,473           1,360,276
-------------------------------------------------------------------------------------------------------
Shares converted
   from Class B                      46,944              86,282             508,601             960,080
-------------------------------------------------------------------------------------------------------
Shares redeemed                  (2,039,192)         (1,356,521)        (22,159,708)        (14,844,224)
-------------------------------------------------------------------------------------------------------
Net increase
   (decrease)                      (323,540)          1,447,585        $ (3,391,600)       $ 16,077,832
=======================================================================================================

Class B
Shares sold                       1,484,617           2,435,657        $ 16,253,659        $ 26,753,154
-------------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                    101,839             117,513           1,105,774           1,282,290
-------------------------------------------------------------------------------------------------------
Shares converted
   to Class A                       (47,031)            (85,391)           (508,601)           (960,080)
-------------------------------------------------------------------------------------------------------
Shares redeemed                    (591,923)           (608,606)         (6,429,476)         (6,632,922)
-------------------------------------------------------------------------------------------------------
Net increase                        947,502           1,859,173        $ 10,421,356        $ 20,442,442
=======================================================================================================

Class C
Shares sold                         925,414           1,522,833        $ 10,116,318        $ 16,636,563
-------------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                     79,054             111,278             858,522           1,213,365
-------------------------------------------------------------------------------------------------------
Shares redeemed                    (636,148)           (533,710)         (6,898,030)         (5,794,747)
-------------------------------------------------------------------------------------------------------
Net increase                        368,320           1,100,401        $  4,076,810        $ 12,055,181
=======================================================================================================

                           ------------------------------------     -----------------------------------
                                           Shares                                  Amount
                           ------------------------------------     -----------------------------------
                           Six Months Ended          Year Ended     Six Months Ended         Year Ended
                             March 31, 2002       September 30,       March 31, 2002      September 30,
Michigan Portfolio              (unaudited)                2001          (unaudited)               2001
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                       1,255,171           1,910,856        $ 13,299,127        $ 20,024,014
-------------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions                     59,815              62,510             632,247             652,455
-------------------------------------------------------------------------------------------------------
Shares converted
   from Class B                      54,151              37,882             573,909             393,516
-------------------------------------------------------------------------------------------------------
Shares redeemed                    (546,297)           (363,662)         (5,761,979)         (3,798,987)
-------------------------------------------------------------------------------------------------------
Net increase                        822,840           1,647,586        $  8,743,304        $ 17,270,998
=======================================================================================================


--------------------------------------------------------------------------------
76 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                     ------------------------------------     -----------------------------------
                                     Shares                                  Amount
                     ------------------------------------     -----------------------------------
                     Six Months Ended          Year Ended     Six Months Ended         Year Ended
                       March 31, 2002       September 30,       March 31, 2002      September 30,
Michigan Portfolio        (unaudited)                2001          (unaudited)               2001
-------------------------------------------------------------------------------------------------
Class B
Shares sold                 1,192,815           1,550,077        $ 12,649,516        $ 16,187,987
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               46,708              48,534             492,795             505,596
-------------------------------------------------------------------------------------------------
Shares converted
   to Class A                 (54,218)            (37,928)           (573,909)           (393,516)
-------------------------------------------------------------------------------------------------
Shares redeemed              (139,340)           (260,740)         (1,476,478)         (2,713,149)
-------------------------------------------------------------------------------------------------
Net increase                1,045,965           1,299,943        $ 11,091,924        $ 13,586,918
=================================================================================================

Class C
Shares sold                 1,549,364           1,199,030        $ 16,401,765        $ 12,534,030
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               45,388              51,395             478,846             535,253
-------------------------------------------------------------------------------------------------
Shares redeemed              (237,153)           (165,122)         (2,511,611)         (1,718,126)
-------------------------------------------------------------------------------------------------
Net increase                1,357,599           1,085,303        $ 14,369,000        $ 11,351,155
=================================================================================================

                     ------------------------------------     -----------------------------------
                                     Shares                                  Amount
                     ------------------------------------     -----------------------------------
                     Six Months Ended          Year Ended     Six Months Ended         Year Ended
                       March 31, 2002       September 30,       March 31, 2002      September 30,
Minnesota Portfolio       (unaudited)                2001          (unaudited)               2001
-------------------------------------------------------------------------------------------------
Class A
Shares sold                 2,401,868           1,305,502        $ 24,146,334        $ 13,064,628
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               62,157              66,052             621,608             658,459
-------------------------------------------------------------------------------------------------
Shares converted
   from Class B                49,903              56,635             497,762             563,714
-------------------------------------------------------------------------------------------------
Shares redeemed              (163,473)           (484,522)         (1,642,816)         (4,836,390)
-------------------------------------------------------------------------------------------------
Net increase                2,350,455             943,667        $ 23,622,888        $  9,450,411
=================================================================================================

Class B
Shares sold                   448,962             610,836        $  4,503,217        $  6,090,509
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               27,478              39,953             275,069             398,188
-------------------------------------------------------------------------------------------------
Shares converted
   to Class A                 (49,925)            (56,637)           (497,762)           (563,714)
-------------------------------------------------------------------------------------------------
Shares redeemed               (96,565)           (119,730)           (965,936)         (1,187,513)
-------------------------------------------------------------------------------------------------
Net increase                  329,950             474,422        $  3,314,588        $  4,737,470
=================================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 77

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                     ------------------------------------     -----------------------------------
                                     Shares                                  Amount
                     ------------------------------------     -----------------------------------
                     Six Months Ended          Year Ended     Six Months Ended         Year Ended
                       March 31, 2002       September 30,       March 31, 2002      September 30,
Minnesota Portfolio       (unaudited)                2001          (unaudited)               2001
-------------------------------------------------------------------------------------------------
Class C
Shares sold                   497,019             459,169        $  5,008,357        $  4,611,384
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               23,703              28,881             237,521             288,003
-------------------------------------------------------------------------------------------------
Shares redeemed               (82,711)           (130,103)           (831,336)         (1,294,620)
-------------------------------------------------------------------------------------------------
Net increase                  438,011             357,947        $  4,414,542        $  3,604,767
=================================================================================================

                     ------------------------------------     -----------------------------------
                                     Shares                                  Amount
                     ------------------------------------     -----------------------------------
                     Six Months Ended          Year Ended     Six Months Ended         Year Ended
                       March 31, 2002       September 30,       March 31, 2002      September 30,
New Jersey Portfolio     (unaudited)                 2001        (unaudited)                 2001
-------------------------------------------------------------------------------------------------
Class A
Shares sold                 2,428,101           3,731,700        $ 24,315,791        $ 38,171,495
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              147,237             182,978           1,465,300           1,861,049
-------------------------------------------------------------------------------------------------
Shares converted
from Class B                  282,087             313,237           2,811,449           3,175,314
-------------------------------------------------------------------------------------------------
Shares redeemed            (1,040,331)         (1,269,458)        (10,362,282)        (12,917,397)
-------------------------------------------------------------------------------------------------
Net increase                1,817,094           2,958,457        $ 18,230,258        $ 30,290,461
=================================================================================================

Class B
Shares sold                 2,351,334           4,918,891        $ 23,544,727        $ 50,286,151
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              169,697             216,519           1,689,309           2,202,412
-------------------------------------------------------------------------------------------------
Shares converted
   to Class A                (282,010)           (313,230)         (2,811,449)         (3,175,314)
-------------------------------------------------------------------------------------------------
Shares redeemed              (797,566)           (808,828)         (7,949,801)         (8,239,249)
-------------------------------------------------------------------------------------------------
Net increase                1,441,455           4,013,352        $ 14,472,786        $ 41,074,000
=================================================================================================

Class C
Shares sold                 1,540,368           2,158,452        $ 15,466,262        $ 22,087,081
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               85,034             108,212             846,564           1,100,784
-------------------------------------------------------------------------------------------------
Shares redeemed              (680,596)           (850,207)         (6,799,740)         (8,669,480)
-------------------------------------------------------------------------------------------------
Net increase                  944,806           1,416,457        $  9,513,086        $ 14,518,385
=================================================================================================


--------------------------------------------------------------------------------
78 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                     ------------------------------------     -----------------------------------
                                     Shares                                  Amount
                     ------------------------------------     -----------------------------------
                     Six Months Ended          Year Ended     Six Months Ended         Year Ended
                       March 31, 2002       September 30,       March 31, 2002      September 30,
Ohio Portfolio            (unaudited)                2001          (unaudited)               2001
-------------------------------------------------------------------------------------------------
Class A
Shares sold                 1,656,823           1,675,440        $ 16,584,601        $ 16,883,683
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               88,593             128,136             883,110           1,283,413
-------------------------------------------------------------------------------------------------
Shares converted
   from Class B               187,291             138,899           1,870,316           1,386,550
-------------------------------------------------------------------------------------------------
Shares redeemed              (711,435)           (590,544)         (7,077,499)         (5,907,771)
-------------------------------------------------------------------------------------------------
Net increase                1,221,272           1,351,931        $ 12,260,528        $ 13,645,875
=================================================================================================

Class B
Shares sold                 1,428,860           1,991,235        $ 14,281,142        $ 20,036,809
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               90,641             129,450             903,187           1,296,809
-------------------------------------------------------------------------------------------------
Shares converted
   to Class A                (187,368)           (138,899)         (1,870,316)         (1,386,550)
-------------------------------------------------------------------------------------------------
Shares redeemed              (289,690)           (709,275)         (2,892,610)         (7,103,412)
-------------------------------------------------------------------------------------------------
Net increase                1,042,443           1,272,511        $ 10,421,403        $ 12,843,656
=================================================================================================

Class C
Shares sold                   959,497           1,472,805        $  9,588,510        $ 14,788,323
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               59,306              85,456             591,056             857,374
-------------------------------------------------------------------------------------------------
Shares redeemed              (201,126)           (258,483)         (2,004,378)         (2,588,100)
-------------------------------------------------------------------------------------------------
Net increase                  817,677           1,299,778        $  8,175,188        $ 13,057,597
=================================================================================================


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 79

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

                     ------------------------------------     -----------------------------------
                                     Shares                                  Amount
                     ------------------------------------     -----------------------------------
                     Six Months Ended          Year Ended     Six Months Ended         Year Ended
Pennsylvania           March 31, 2002       September 30,       March 31, 2002      September 30,
Portfolio                 (unaudited)                2001         (unaudited)                2001
-------------------------------------------------------------------------------------------------
Class A
Shares sold                 1,460,522           3,465,560        $ 15,089,242        $ 35,409,477
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              152,157             252,549           1,570,729           2,571,868
-------------------------------------------------------------------------------------------------
Shares converted
   from Class B               127,462             232,910           1,320,873           2,384,399
-------------------------------------------------------------------------------------------------
Shares redeemed            (2,224,445)         (1,564,884)        (23,018,592)        (15,832,143)
-------------------------------------------------------------------------------------------------
Net increase
   (decrease)                (484,304)          2,386,135        $ (5,037,748)       $ 24,533,601
=================================================================================================

Class B
Shares sold                 1,195,760           2,179,041        $ 12,371,723        $ 22,272,109
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               93,112             138,430             960,764           1,409,230
-------------------------------------------------------------------------------------------------
Shares converted
   to Class A                (127,462)           (232,922)         (1,320,873)         (2,384,397)
-------------------------------------------------------------------------------------------------
Shares redeemed              (709,327)           (648,283)         (7,313,227)         (6,580,863)
-------------------------------------------------------------------------------------------------
Net increase                  452,083           1,436,266        $  4,698,387        $ 14,716,079
=================================================================================================

Class C
Shares sold                 1,167,270           1,086,164        $ 12,078,582        $ 11,094,019
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               50,959              75,889             525,657             772,636
-------------------------------------------------------------------------------------------------
Shares redeemed              (504,016)           (318,971)         (5,201,816)         (3,245,100)
-------------------------------------------------------------------------------------------------
Net increase                  714,213             843,082        $  7,402,423        $  8,621,555
=================================================================================================


--------------------------------------------------------------------------------
80 o ALLIANCE MUNICIPAL INCOME FUND II

                                                   -----------------------------
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   -----------------------------

                     ------------------------------------     -----------------------------------
                                     Shares                                  Amount
                     ------------------------------------     -----------------------------------
                     Six Months Ended          Year Ended     Six Months Ended         Year Ended
                       March 31, 2002       September 30,       March 31, 2002      September 30,
Virginia Portfolio        (unaudited)                2001          (unaudited)               2001
-------------------------------------------------------------------------------------------------
Class A
Shares sold                 1,283,850           1,928,972        $ 13,489,928        $ 20,246,329
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               77,540             105,942             811,906           1,112,644
-------------------------------------------------------------------------------------------------
Shares converted
   from Class B                62,734              36,017             656,956             379,415
-------------------------------------------------------------------------------------------------
Shares redeemed              (297,241)           (665,749)         (3,110,297)         (6,992,235)
-------------------------------------------------------------------------------------------------
Net increase                1,126,883           1,405,182        $ 11,848,493        $ 14,746,153
=================================================================================================

Class B
Shares sold                 1,090,032           2,300,574        $ 11,435,135        $ 24,148,737
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions              106,062             162,685           1,108,984           1,705,328
-------------------------------------------------------------------------------------------------
Shares converted
   to Class A                 (62,828)            (32,025)           (656,956)           (379,415)
-------------------------------------------------------------------------------------------------
Shares redeemed              (505,419)           (587,017)         (5,285,958)         (6,103,460)
-------------------------------------------------------------------------------------------------
Net increase                  627,847           1,844,217        $  6,601,205        $ 19,371,190
=================================================================================================

Class C
Shares sold                   654,083             958,758        $  6,836,414        $ 10,069,970
-------------------------------------------------------------------------------------------------
Shares issued in
   reinvestment of
   dividends and
   distributions               39,741              58,372             415,361             611,262
-------------------------------------------------------------------------------------------------
Shares redeemed              (285,141)           (355,655)         (2,977,424)         (3,715,599)
-------------------------------------------------------------------------------------------------
Net increase                  408,683             661,475        $  4,274,351        $  6,965,633
=================================================================================================

NOTE F

Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2002.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 81

--------------------
FINANCIAL HIGHLIGHTS
--------------------

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Arizona Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class A
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.80       $  10.47     $  10.40       $  11.03       $  10.78       $  10.32
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .27            .54          .55            .51            .54            .57
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.19)           .34          .07           (.55)           .45            .48
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............               .08            .88          .62           (.04)           .99           1.05
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.27)          (.54)        (.55)          (.51)          (.54)          (.57)
Distributions in excess of net
   investment income ............                -0-          (.01)          -0-          (.04)          (.02)            -0-
Distributions from net
   realized gains ...............                -0-            -0-          -0-          (.04)          (.18)          (.02)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.27)          (.55)        (.55)          (.59)          (.74)          (.59)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $  10.61       $  10.80     $  10.47       $  10.40       $  11.03       $  10.78
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........               .78%          8.56%        6.17%          (.45)%         9.54%         10.54%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 95,072       $ 88,261     $ 47,258       $ 38,472       $ 21,185       $  9,225
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............               .78%(d)        .78%         .78%           .78%           .78%           .78%
   Expenses, before waivers/
     reimbursements .............              1.11%(d)       1.22%        1.29%          1.39%          1.55%          2.71%
   Net investment income,
     net of waivers/
     reimbursements .............              4.99%(d)       5.08%        5.33%          4.74%          4.92%          5.42%
Portfolio turnover rate .........                29%           119%         199%           217%            45%           193%

See footnote summary on page 108.


--------------------------------------------------------------------------------
82 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Arizona Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class B
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.78       $  10.46     $  10.39       $  11.03       $  10.78       $  10.32
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .23            .47          .48            .43            .45            .50
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.18)           .33          .07           (.55)           .47            .48
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............               .05            .80          .55           (.12)           .92            .98
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.23)          (.47)        (.48)          (.43)          (.45)          (.50)
Distributions in excess of net
   investment income ............              (.01)          (.01)          -0-          (.05)          (.04)            -0-
Distributions from net
   realized  gains ..............                -0-            -0-          -0-          (.04)          (.18)          (.02)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.24)          (.48)        (.48)          (.52)          (.67)          (.52)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $  10.59       $  10.78     $  10.46       $  10.39       $  11.03       $  10.78
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........               .45%          7.76%        5.45%         (1.19)%         8.84%          9.80%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 70,979       $ 56,024     $ 34,232       $ 31,242       $ 13,698       $  6,531
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.48%(d)       1.48%        1.48%          1.48%          1.48%          1.48%
   Expenses, before waivers/
     reimbursements .............              1.82%(d)       1.93%        1.99%          2.16%          2.30%          3.40%
   Net investment income,
     net of waivers/
     reimbursements .............              4.29%(d)       4.41%        4.63%          4.05%          4.21%          4.73%
Portfolio turnover rate .........                29%           119%         199%           217%            45%           193%

See footnote summary on page 108.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 83

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                        Arizona Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class C
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.78       $  10.46     $  10.39       $  11.03       $  10.78       $  10.32
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .23            .47          .48            .43            .45            .50
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.18)           .33          .07           (.55)           .47            .48
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............               .05            .80          .55           (.12)           .92            .98
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.23)          (.47)        (.48)          (.43)          (.45)          (.50)
Distributions in excess of net
   investment income ............              (.01)          (.01)          -0-          (.05)          (.04)            -0-
Distributions from net
   realized gains ...............                -0-            -0-          -0-          (.04)          (.18)          (.02)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.24)          (.48)        (.48)          (.52)          (.67)          (.52)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period             $  10.59       $  10.78     $  10.46       $  10.39       $  11.03       $  10.78
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........               .45%          7.76%        5.45%         (1.19)%         8.83%          9.80%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 17,824       $ 13,407     $  8,941       $  9,368       $  4,708       $  1,775
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.48%(d)       1.48%        1.48%          1.48%          1.48%          1.48%
   Expenses, before waivers/
     reimbursements .............              1.82%(d)       1.93%        1.99%          2.17%          2.34%          3.39%
   Net investment income,
     net of waivers/
     reimbursements .............              4.29%(d)       4.43%        4.64%          4.05%          4.19%          4.70%
Portfolio turnover rate .........                29%           119%         199%           217%            45%          1.93%

See footnote summary on page 108.


--------------------------------------------------------------------------------
84 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       Florida Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class A
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.16       $   9.76     $   9.81       $  10.48       $  10.14       $   9.73
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .26            .53          .53            .51            .52            .55
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.23)           .40         (.05)          (.65)           .37            .41
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............               .03            .93          .48           (.14)           .89            .96
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.26)          (.53)        (.53)          (.51)          (.52)          (.55)
Distributions in excess of
   net investment income ........                -0-            -0-          -0-          (.02)          (.03)            -0-
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.26)          (.53)        (.53)          (.53)          (.55)          (.55)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $   9.93       $  10.16     $   9.76       $   9.81       $  10.48       $  10.14
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........               .33%          9.71%        5.10%         (1.38)%         8.97%         10.14%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $100,408       $ 97,714     $ 75,422       $ 79,752       $ 44,440       $ 17,516
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............               .78%(d)        .78%         .73%           .73%           .73%           .73%
   Expenses, before waivers/
     reimbursements .............              1.08%(d)       1.13%        1.14%          1.18%          1.27%          1.35%
   Net investment income,
     net of waivers/
     reimbursements .............              5.23%(d)       5.33%        5.52%          4.94%          5.14%          5.58%
Portfolio turnover rate .........                23%            70%         281%           244%            65%           204%

See footnote summary on page 108.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 85

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       Florida Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class B
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.17       $   9.77     $   9.81       $  10.48       $  10.14       $   9.74
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .23            .46          .46            .43            .46            .48
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.23)           .39         (.05)          (.64)           .36            .40
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............                -0-           .85          .41           (.21)           .82            .88
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.23)          (.45)        (.45)          (.43)          (.46)          (.48)
Distributions in excess of net
   investment income ............                -0-            -0-          -0-          (.03)          (.02)            -0-
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.23)          (.45)        (.45)          (.46)          (.48)          (.48)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $   9.94       $  10.17     $   9.77       $   9.81       $  10.48       $  10.14
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........              (.03)%         8.92%        4.43%         (2.06)%         8.22%          9.24%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 94,792       $ 87,603     $ 65,391       $ 67,532       $ 40,740       $ 24,820
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.48%(d)       1.48%        1.43%          1.43%          1.43%          1.43%
   Expenses, before waivers/
     reimbursements .............              1.78%(d)       1.84%        1.85%          1.91%          1.97%          2.05%
   Net investment income,
     net of waivers/
     reimbursements .............              4.52%(d)       4.62%        4.82%          4.25%          4.46%          4.87%
Portfolio turnover rate .........                23%            70%         281%           244%            65%           204%

See footnote summary on page 108.


--------------------------------------------------------------------------------
86 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                       Florida Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class C
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.17       $   9.77     $   9.81       $  10.48       $  10.14       $   9.74
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .23            .46          .46            .43            .46            .49
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.23)           .39         (.05)          (.64)           .36            .39
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............                -0-           .85          .41           (.21)           .82            .88
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.23)          (.45)        (.45)          (.43)          (.46)          (.48)
Distributions in excess of net
   investment income ............                -0-            -0-          -0-          (.03)          (.02)            -0-
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.23)          (.45)        (.45)          (.46)          (.48)          (.48)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period...          $   9.94       $  10.17     $   9.77       $   9.81       $  10.48       $  10.14
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........              (.03)%         8.93%        4.43%         (2.06)%         8.22%          9.23%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)...............           $41,401       $ 40,360     $ 38,464       $ 42,169       $ 31,524       $ 25,722
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.48%(d)       1.48%        1.43%          1.43%          1.43%          1.43%
   Expenses, before waivers/
     reimbursements .............              1.78%(d)       1.83%        1.85%          1.91%          1.99%          2.03%
   Net investment income,
     net of waivers/
     reimbursements .............              4.53%(d)       4.64%        4.83%          4.24%          4.48%          4.89%
Portfolio turnover rate .........                23%            70%         281%           244%            65%           204%

See footnote summary on page 108.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 87

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                     Massachusetts Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class A
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  11.05       $  10.59     $  10.66       $  11.39       $  11.19       $  10.85
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .28            .56          .58            .53            .54            .58
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.36)           .47         (.09)          (.66)           .45            .57
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............              (.08)          1.03          .49           (.13)           .99           1.15
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.28)          (.56)        (.56)          (.53)          (.54)          (.58)
Distributions in excess of net
   investment income ............              (.01)          (.01)          -0-          (.04)          (.06)          (.03)
Distributions from net
   realized gains ...............                -0-            -0-          -0-          (.03)          (.19)          (.20)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.29)          (.57)        (.56)          (.60)          (.79)          (.81)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period...          $  10.68       $  11.05     $  10.59       $  10.66       $  11.39       $  11.19
                                     =======================================================================================
Total Return
Total investment return based on
   net asset value(c) ...........              (.78)%         9.92%        4.86%         (1.24)%         9.18%         11.14%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 57,833       $ 63,384     $ 45,418       $ 44,758       $ 23,026       $  9,461
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............               .82%(d)        .82%         .77%           .72%           .72%           .72%
   Expenses, before waivers/
     reimbursements .............              1.11%(d)       1.19%        1.63%          1.24%          1.51%          2.40%
   Net investment income,
     net of waivers/
     reimbursements .............              5.10%(d)       5.20%        5.53%          4.74%          4.87%          5.40%
Portfolio turnover rate .........                37%           108%         389%           303%            69%           134%

See footnote summary on page 108.


--------------------------------------------------------------------------------
88 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                     Massachusetts Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class B
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  11.03       $  10.57     $  10.65       $  11.38       $  11.19       $  10.84
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .24            .49          .50            .45            .46            .51
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.36)           .47         (.09)          (.65)           .45            .58
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............              (.12)           .96          .41           (.20)           .91           1.09
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.24)          (.49)        (.49)          (.45)          (.46)          (.51)
Distributions in excess of net
   investment income ............              (.01)          (.01)          -0-          (.05)          (.07)          (.03)
Distributions from net
   realized gains ...............                -0-            -0-          -0-          (.03)          (.19)          (.20)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.25)          (.50)        (.49)          (.53)          (.72)          (.74)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period...          $  10.66       $  11.03     $  10.57       $  10.65       $  11.38       $  11.19
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........             (1.10)%         9.22%        4.06%         (1.87)%         8.40%         10.52%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 70,226       $ 62,190     $ 39,964       $ 42,628       $ 20,400       $  7,230
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.52%(d)       1.52%        1.47%          1.42%          1.42%          1.42%
   Expenses, before waivers/
     reimbursements .............              1.82%(d)       1.90%        1.94%          1.97%          2.22%          3.07%
   Net investment income,
     net of waivers/
     reimbursements .............              4.42%(d)       4.53%        4.83%          4.06%          4.16%          4.73%
Portfolio turnover rate .........                37%           108%         389%           303%            69%           134%

See footnote summary on page 108.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 89

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                     Massachusetts Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class C
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  11.03       $  10.57     $  10.65       $  11.38       $  11.19       $  10.84
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .24            .49          .50            .45            .47            .51
Net realized and unrealized
   gain(loss) on investment
   transactions .................              (.36)           .47         (.09)          (.65)           .44            .58
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............              (.12)           .96          .41           (.20)           .91           1.09
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.24)          (.49)        (.49)          (.45)          (.47)          (.51)
Distributions in excess of net
   investment income ............              (.01)          (.01)          -0-          (.05)          (.06)          (.03)
Distributions from net
   realized gains ...............                -0-            -0-          -0-          (.03)          (.19)          (.20)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.25)          (.50)        (.49)          (.53)          (.72)          (.74)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $  10.66       $  11.03     $  10.57       $  10.65       $  11.38       $  11.19
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........             (1.10)%         9.22%        4.06%         (1.87)%         8.40%         10.52%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 47,133       $ 44,688     $ 31,207       $ 29,365       $ 18,050       $  7,815
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.52%(d)       1.52%        1.47%          1.42%          1.42%          1.42%
   Expenses, before waivers/
     reimbursements .............              1.81%(d)       1.90%        1.93%          1.96%          2.21%          3.09%
   Net investment income,
     net of waivers/
     reimbursements .............              4.43%(d)       4.53%        4.83%          4.05%          4.18%          4.75%
Portfolio turnover rate .........                37%           108%         389%           303%            69%           134%

See footnote summary on page 108.


--------------------------------------------------------------------------------
90 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Michigan Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class A
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.63       $  10.16     $  10.06       $  10.62       $  10.52       $  10.12
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .25            .52          .53            .46            .48            .53
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.17)           .48          .09           (.45)           .44            .55
                                     ---------------------------------------------------------------------------------------
Net increase in net asset
   value from operations ........               .08           1.00          .62            .01            .92           1.08
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.25)          (.52)        (.52)          (.46)          (.48)          (.53)
Distributions in excess of net
   investment income ............              (.02)          (.01)          -0-          (.04)          (.05)          (.02)
Distributions from net
   realized gains ...............                -0-            -0-          -0-          (.07)          (.29)          (.13)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.27)          (.53)        (.52)          (.57)          (.82)          (.68)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $  10.44       $  10.63     $  10.16       $  10.06       $  10.62       $  10.52
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........               .73%         10.11%        6.39%           .03%          9.08%         11.05%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 40,819       $ 32,804     $ 14,609       $ 11,760       $  8,640       $  5,836
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.01%(d)       1.01%         .99%           .96%           .96%           .96%
   Expenses, before waivers/
     reimbursements .............              1.23%(d)       1.44%        1.63%          1.62%          1.89%          2.46%
   Net investment income,
     net of waivers/
     reimbursements .............              4.80%(d)       5.01%        5.30%          4.48%          4.57%          5.24%
Portfolio turnover rate .........                28%           115%         287%           213%           134%           161%

See footnote summary on page 108.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 91

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Michigan Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class B
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.62       $  10.15     $  10.05       $  10.61       $  10.52       $  10.12
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .22            .45          .45            .39            .40            .46
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.18)           .48          .10           (.45)           .44            .55
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............               .04            .93          .55           (.06)           .84           1.01
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.22)          (.45)        (.45)          (.39)          (.40)          (.46)
Distributions in excess of net
   investment income ............              (.01)          (.01)          -0-          (.04)          (.06)          (.02)
Distributions from net
   realized gains ...............                -0-            -0-          -0-          (.07)          (.29)          (.13)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.23)          (.46)        (.45)          (.50)          (.75)          (.61)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $  10.43       $  10.62     $  10.15       $  10.05       $  10.61       $  10.52
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........               .40%          9.39%        5.55%          (.64)%         8.26%         10.30%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 39,814       $ 29,436     $ 14,943       $ 13,844       $  9,411       $  5,300
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.71%(d)       1.71%        1.69%          1.66%          1.66%          1.66%
   Expenses, before waivers/
     reimbursements .............              1.93%(d)       2.16%        2.34%          2.44%          2.61%          3.23%
   Net investment income,
     net of waivers/
     reimbursements .............              4.10%(d)       4.34%        4.59%          3.79%          3.87%          4.53%
Portfolio turnover rate .........                28%           115%         287%           213%           134%           161%

See footnote summary on page 108.


--------------------------------------------------------------------------------
92 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Michigan Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class C
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.62       $  10.14     $  10.05       $  10.61       $  10.52       $  10.12
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .22            .45          .46            .40            .41            .46
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.18)           .49          .08           (.46)           .43            .55
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............               .04            .94          .54           (.06)           .84           1.01
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.22)          (.45)        (.45)          (.40)          (.41)          (.46)
Distributions in excess of
   net investment income ........              (.01)          (.01)          -0-          (.03)          (.05)          (.02)
Distributions from net
   realized gains ...............                -0-            -0-          -0-          (.07)          (.29)          (.13)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.23)          (.46)        (.45)          (.50)          (.75)          (.61)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $  10.43       $  10.62     $  10.14       $  10.05       $  10.61       $  10.52
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........               .40%          9.50%        5.55%          (.64)%         8.26%         10.30%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 37,869       $ 24,142     $ 12,061       $ 10,747       $  8,983       $  5,089
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.71%(d)       1.71%        1.69%          1.66%          1.66%          1.66%
   Expenses, before waivers/
     reimbursements .............              1.93%(d)       2.16%        2.34%          2.43%          2.59%          3.20%
   Net investment income,
     net of waivers/
     reimbursements .............              4.10%(d)       4.35%        4.60%          3.78%          3.88%          4.55%
Portfolio turnover rate .........                28%           115%         287%           213%           134%           161%

See footnote summary on page 108.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 93

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Minnesota Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class A
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.09       $   9.72     $   9.67       $  10.22       $   9.97       $   9.58
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .25            .52          .53            .49            .50            .53
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.23)           .38          .03           (.53)           .27            .39
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............               .02            .90          .56           (.04)           .77            .92
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.25)          (.52)        (.51)          (.49)          (.50)          (.53)
Distributions in excess of net
   investment income ............              (.01)          (.01)          -0-          (.02)          (.02)            -0-
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.26)          (.53)        (.51)          (.51)          (.52)          (.53)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $   9.85       $  10.09     $   9.72       $   9.67       $  10.22       $   9.97
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........               .17%          9.44%        6.09%          (.48)%         7.94%          9.93%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 52,942       $ 30,501     $ 20,212       $ 10,601       $  6,261       $  4,120
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............               .90%(d)        .90%         .81%           .75%           .75%           .75%
   Expenses, before waivers/
     reimbursements .............              1.30%(d)       1.49%        1.66%          1.63%          1.80%          2.22%
   Net investment income,
     net of waivers/
     reimbursements .............              4.94%(d)       5.23%        5.57%          4.90%          4.92%          5.44%
Portfolio turnover rate .........                35%            61%         307%           259%            30%           131%

See footnote summary on page 108.


--------------------------------------------------------------------------------
94 o  ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Minnesota Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class B
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.08       $   9.72     $   9.67       $  10.22       $   9.97       $   9.58
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .21            .45          .46            .42            .42            .46
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.22)           .37          .03           (.53)           .28            .39
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............              (.01)           .82          .49           (.11)           .70            .85
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.21)          (.45)        (.44)          (.42)          (.42)          (.46)
Distributions in excess of
   net investment income ........              (.01)          (.01)          -0-          (.02)          (.03)            -0-
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.22)          (.46)        (.44)          (.44)          (.45)          (.46)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $   9.85       $  10.08     $   9.72       $   9.67       $  10.22       $   9.97
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........              (.06)%         8.61%        5.32%         (1.19)%         7.17%          9.13%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 20,149       $ 17,304     $ 12,064       $ 14,111       $ 13,867       $  8,517
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.60%(d)       1.60%        1.51%          1.46%          1.46%          1.46%
   Expenses, before waivers/
     reimbursements .............              1.99%(d)       2.19%        2.37%          2.43%          2.52%          2.91%
   Net investment income,
     net of waivers/
     reimbursements .............              4.19%(d)       4.52%        4.81%          4.16%          4.19%          4.75%
Portfolio turnover rate .........                35%            61%         307%           259%            30%           131%

See footnote summary on page 108.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 95

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Minnesota Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class C
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.10       $   9.72     $   9.67       $  10.22       $   9.97       $   9.58
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .21            .45          .46            .42            .43            .46
Net realized and unrealized
   gain (loss) on investment
   transactions .................             (,23)            .39          .03           (.53)           .27            .39
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............              (.02)           .84          .49           (.11)           .70            .85
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.21)          (.45)        (.44)          (.42)          (.43)          (.46)
Distributions in excess of
   net investment income ........              (.01)          (.01)          -0-          (.02)          (.02)            -0-
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.22)          (.46)        (.44)          (.44)          (.45)          (.46)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $   9.86       $  10.10     $   9.72       $   9.67       $  10.22       $   9.97
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........              (.17)%         8.82%        5.32%         (1.19)%         7.18%          9.13%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 15,485       $ 11,434     $  7,524       $  9,081       $  7,716       $  7,358
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.60%(d)       1.60%        1.50%          1.45%          1.45%          1.45%
   Expenses, before waivers/
     reimbursements .............              1.98%(d)       2.19%        2.36%          2.44%          2.48%          2.89%
   Net investment income,
     net of waivers/
     reimbursements .............              4.17%(d)       4.51%        4.84%          4.17%          4.23%          4.76%
Portfolio turnover rate .........                35%            61%         307%           259%            30%           131%

See footnote summary on page 108.


--------------------------------------------------------------------------------
96 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      New Jersey Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class A
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.11       $   9.92     $   9.93       $  10.46       $  10.15       $   9.72
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .25            .52          .52            .49            .51            .51
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.30)           .20         (.02)          (.51)           .32            .44
                                     ---------------------------------------------------------------------------------------
Net increase (decrease) in net
   asset value from operations ..              (.05)           .72          .50           (.02)           .83            .95
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.25)          (.52)        (.51)          (.49)          (.51)          (.51)
Distributions in excess of
   net investment income ........              (.01)          (.01)          -0-          (.02)          (.01)          (.01)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.26)          (.53)        (.51)          (.51)          (.52)          (.52)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $   9.80       $  10.11     $   9.92       $   9.93       $  10.46       $  10.15
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........              (.46)%         7.33%        5.31%          (.29)%         8.36%         10.01%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 95,824       $ 80,489     $ 49,667       $ 33,109       $ 22,333       $ 16,309
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............               .87%(d)        .87%         .85%           .82%           .82%           .82%
   Expenses, before waivers/
     reimbursements .............              1.09%(d)       1.13%        1.23%          1.25%          1.29%          1.34%
   Net investment income,
     net of waivers/
     reimbursements .............              4.95%(d)       5.04%        5.36%          4.82%          4.93%          5.16%
Portfolio turnover rate .........                57%           111%         224%           131%            35%            61%

See footnote summary on page 108.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 97

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      New Jersey Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class B
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.11       $   9.92     $   9.93       $  10.46       $  10.16       $   9.72
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .21            .44          .45            .42            .43            .44
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.29)           .20         (.02)          (.51)           .32            .45
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............              (.08)           .64          .43           (.09)           .75            .89
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.21)          (.44)        (.44)          (.42)          (.43)          (.44)
Distributions in excess of
   net investment income ........              (.02)          (.01)          -0-          (.02)          (.02)          (.01)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.23)          (.45)        (.44)          (.44)          (.45)          (.45)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $   9.80       $  10.11     $   9.92       $   9.93       $  10.46       $  10.16
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........              (.82)%         6.56%        4.53%          (.99)%         7.50%          9.32%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $114,822       $103,889     $ 62,149       $ 64,929       $ 48,027       $ 38,308
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.57%(d)       1.57%        1.55%          1.53%          1.53%          1.53%
   Expenses, before waivers/
     reimbursements .............              1.80%(d)       1.84%        1.94%          1.99%          2.00%          2.04%
   Net investment income,
     net of waivers/
     reimbursements .............              4.25%(d)       4.33%        4.63%          4.10%          4.23%          4.45%
Portfolio turnover rate .........                57%           111%         224%           131%            35%            61%

See footnote summary on page 108.


--------------------------------------------------------------------------------
98 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      New Jersey Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class C
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........            $10.11       $   9.93     $   9.93       $  10.46       $  10.16       $   9.72
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .21            .44          .45            .43            .43            .44
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.29)           .19         (.01)          (.52)           .32            .45
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............              (.08)           .63          .44           (.09)           .75            .89
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.21)          (.44)        (.44)          (.43)          (.43)          (.44)
Distributions in excess of
   net investment income ........              (.02)          (.01)          -0-          (.01)          (.02)          (.01)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.23)          (.45)        (.44)          (.44)          (.45)          (.45)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $   9.80       $  10.11     $   9.93       $   9.93       $  10.46       $  10.16
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........              (.82)%         6.45%        4.63%          (.99)%         7.50%          9.32%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 53,875       $ 46,025     $ 31,115       $ 32,578       $ 26,018       $ 21,404
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.57%(d)       1.57%        1.54%          1.52%          1.52%          1.52%
   Expenses, before waivers/
     reimbursements .............              1.79%(d)       1.83%        1.93%          1.98%          1.99%          2.03%
   Net investment income,
     net of waivers/
     reimbursements .............              4.24%(d)       4.34%        4.64%          4.12%          4.23%          4.47%
Portfolio turnover rate .........                57%           111%         224%           131%            35%            61%

See footnote summary on page 108.


--------------------------------------------------------------------------------
                                          ALLIANCE MUNICIPAL INCOME FUND II o 99

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                         Ohio Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class A
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.01       $   9.77     $   9.86       $  10.45       $  10.16       $   9.61
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .26            .54          .54            .49            .52            .54
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.09)           .23         (.12)          (.55)           .30            .54
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............               .17            .77          .42           (.06)           .82           1.08
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.26)          (.53)        (.51)          (.49)          (.52)          (.53)
Distributions in excess of
   net investment income ........              (.01)            -0-          -0-          (.04)          (.01)            -0-
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.27)          (.53)        (.51)          (.53)          (.53)          (.53)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $   9.91       $  10.01     $   9.77       $   9.86       $  10.45       $  10.16
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........              1.69%          8.04%        4.54%          (.70)%         8.30%         11.60%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 58,446       $ 46,855     $ 32,490       $ 27,229       $ 14,220       $  7,596
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............               .85%(d)        .85%         .76%           .75%           .75%           .75%
   Expenses, before waivers/
     reimbursements .............              1.16%(d)       1.20%        1.29%          1.30%          1.35%          1.52%
   Net investment income,
     net of waivers/
     reimbursements .............              5.19%(d)       5.42%        5.57%          4.88%          5.05%          5.49%
Portfolio turnover rate .........                31%            32%         307%           208%            16%           104%

See footnote summary on page 108.


--------------------------------------------------------------------------------
100 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                         Ohio Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class B
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.01       $   9.77     $   9.86       $  10.45       $  10.16       $   9.61
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .22            .47          .46            .43            .45            .48
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.10)           .24         (.11)          (.57)           .30            .53
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............               .12            .71          .35           (.14)           .75           1.01
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.22)          (.47)        (.44)          (.43)          (.45)          (.46)
Distributions in excess of net
   investment income ............              (.01)            -0-          -0-          (.02)          (.01)            -0-
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.23)          (.47)        (.44)          (.45)          (.46)          (.46)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $   9.90       $  10.01     $   9.77       $   9.86       $  10.45       $  10.16
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........              1.25%          7.33%        3.78%         (1.38)%         7.56%         10.80%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 64,299       $ 54,575     $ 40,812       $ 49,055       $ 37,289       $ 26,821
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.55%(d)       1.55%        1.47%          1.46%          1.46%          1.46%
   Expenses, before waivers/
     reimbursements .............              1.87%(d)       1.91%        2.00%          2.01%          2.05%          2.22%
   Net investment income,
     net of waivers/
     reimbursements .............              4.49%(d)       4.72%        4.84%          4.17%          4.34%          4.81%
Portfolio turnover rate .........                31%            32%         307%           208%            16%           104%

See footnote summary on page 108.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 101

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                         Ohio Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class C
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.02       $   9.77     $   9.86       $  10.45       $  10.16       $   9.61
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .22            .47          .47            .43            .45            .47
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.10)           .25         (.12)          (.57)           .30            .54
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............               .12            .72          .35           (.14)           .75           1.01
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.22)          (.47)        (.44)          (.43)          (.45)          (.46)
Distributions in excess of
   net investment income ........              (.01)            -0-          -0-          (.02)          (.01)            -0-
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.23)          (.47)        (.44)          (.45)          (.46)          (.46)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $   9.91       $  10.02     $   9.77       $   9.86       $  10.45       $  10.16
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........              1.25%          7.43%        3.78%         (1.38)%         7.56%         10.80%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 41,199       $ 36,500     $ 22,909       $ 24,126       $ 16,685       $ 14,878
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.55%(d)       1.55%        1.46%          1.45%          1.45%          1.45%
   Expenses, before waivers/
     reimbursements .............              1.86%(d)       1.90%        1.99%          2.01%          2.04%          2.20%
   Net investment income,
     net of waivers/
     reimbursements .............              4.50%(d)       4.71%        4.85%          4.18%          4.36%          4.81%
Portfolio turnover rate .........                31%            32%         307%           208%            16%           104%

See footnote summary on page 108.


--------------------------------------------------------------------------------
102 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                    Pennsylvania Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class A
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.42       $   9.88     $   9.89       $  10.66       $  10.33       $   9.85
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .26            .52          .52            .49            .53            .55
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.23)           .55         (.01)          (.73)           .35            .49
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............               .03           1.07          .51           (.24)           .88           1.04
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.26)          (.52)        (.52)          (.49)          (.53)          (.55)
Distributions in excess of
   net investment income ........              (.01)          (.01)          -0-          (.04)          (.02)          (.01)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.27)          (.53)        (.52)          (.53)          (.55)          (.56)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $  10.18       $  10.42     $   9.88       $   9.89       $  10.66       $  10.33
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........               .25%         11.11%        5.35%         (2.43)%         8.72%         10.85%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 89,727       $ 96,834     $ 68,288       $ 62,479       $ 35,632       $ 24,948
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............               .95%(d)        .95%         .95%           .95%           .95%           .95%
   Expenses, before waivers/
     reimbursements .............              1.12%(d)       1.16%        1.23%          1.24%          1.29%          1.40%
   Net investment income,
     net of waivers/
     reimbursements .............              5.02%(d)       5.15%        5.40%          4.68%          5.10%          5.44%
Portfolio turnover rate .........                51%           112%         356%           249%            70%            85%

See footnote summary on page 108.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 103

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                    Pennsylvania Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class B
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.41       $   9.88     $   9.89       $  10.66       $  10.33       $   9.86
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .23            .45          .45            .41            .46            .47
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.23)           .54         (.02)          (.73)           .34            .49
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............                -0-           .99          .43           (.32)           .80            .96
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.23)          (.45)        (.44)          (.41)          (.46)          (.47)
Distributions in excess of
   net investment income ........                -0-          (.01)          -0-          (.04)          (.01)          (.02)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.23)          (.46)        (.44)          (.45)          (.47)          (.49)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $  10.18       $  10.41     $   9.88       $   9.89       $  10.66       $  10.33
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........               .01%         10.25%        4.58%         (3.10)%         7.98%          9.95%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 65,292       $ 62,038     $ 44,713       $ 52,012       $ 39,465       $ 30,078
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.65%(d)       1.65%        1.66%          1.66%          1.66%          1.66%
   Expenses, before waivers/
     reimbursements .............              1.83%(d)       1.86%        1.94%          1.98%          2.00%          2.09%
   Net investment income,
     net of waivers/
     reimbursements .............              4.47%(d)       4.36%        4.69%          3.96%          4.39%          4.72%
Portfolio turnover rate .........                51%           112%         356%           249%            70%            85%

See footnote summary on page 108.


--------------------------------------------------------------------------------
104 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                    Pennsylvania Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class C
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.41       $   9.88     $   9.89       $  10.66       $  10.33       $   9.86
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .23            .45          .46            .41            .46            .47
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.23)           .54         (.03)          (.73)           .34            .49
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............                -0-           .99          .43           (.32)           .80            .96
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.23)          (.45)        (.44)          (.41)          (.46)          (.47)
Distributions in excess of
   net investment income ........                -0-          (.01)          -0-          (.04)          (.01)          (.02)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.23)          (.46)        (.44)          (.45)          (.47)          (.49)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $  10.18       $  10.41     $   9.88       $   9.89       $  10.66       $  10.33
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........               .01%         10.25%        4.58%         (3.10)%         7.98%          9.95%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 39,870       $ 33,334     $ 23,306       $ 27,916       $ 17,531       $ 15,486
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.65%(d)       1.65%        1.65%          1.65%          1.65%          1.65%
   Expenses, before waivers/
     reimbursements .............              1.82%(d)       1.86%        1.93%          1.98%          1.99%          2.10%
   Net investment income,
     net of waivers/
     reimbursements .............              4.37%(d)       4.42%        4.71%          3.98%          4.41%          4.73%
Portfolio turnover rate .........                51%           112%         356%           249%            70%            85%

See footnote summary on page 108.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 105

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Virginia Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class A
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.54       $  10.35     $  10.32       $  11.02       $  10.90       $  10.58
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .27            .54          .56            .49            .52            .57
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.18)           .20          .02           (.60)           .49            .57
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............               .09            .74          .58           (.11)          1.01           1.14
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.27)          (.54)        (.55)          (.49)          (.52)          (.57)
Distributions in excess of
   net investment income ........              (.01)          (.01)          -0-          (.07)          (.05)            -0-
Distributions from net
   realized gains ...............                -0-            -0-          -0-          (.03)          (.32)          (.25)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.28)          (.55)        (.55)          (.59)          (.89)          (.82)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $  10.35       $  10.54     $  10.35       $  10.32       $  11.02       $  10.90
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........               .82%          7.32%        5.88%         (1.10)%         9.65%         11.32%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 63,976       $ 53,306     $ 37,784       $ 28,148       $ 10,315       $  3,530
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............               .72%(d)        .72%         .67%           .67%           .67%           .67%
   Expenses, before waivers/
     reimbursements .............              1.15%(d)       1.21%        1.26%          1.43%          2.09%          3.57%
   Net investment income,
     net of waivers/
     reimbursements .............              5.09%(d)       5.18%        5.52%          4.67%          4.84%          5.39%
Portfolio turnover rate .........                24%           134%         289%           311%            62%           258%

See footnote summary on page 108.


--------------------------------------------------------------------------------
106 o ALLIANCE MUNICIPAL INCOME FUND II

                                                            --------------------
                                                            FINANCIAL HIGHLIGHTS
                                                            --------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Virginia Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class B
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.53       $  10.34     $  10.31       $  11.01       $  10.90       $  10.57
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .23            .47          .49            .42            .44            .50
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.19)           .20          .02           (.60)           .49            .58
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............               .04            .67          .51           (.18)           .93           1.08
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.23)          (.47)        (.48)          (.42)          (.44)          (.50)
Distributions in excess of
   net investment income ........              (.01)          (.01)          -0-          (.07)          (.06)            -0-
Distributions from net
   realized gains ...............                -0-            -0-          -0-          (.03)          (.32)          (.25)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.24)          (.48)        (.48)          (.52)          (.82)          (.75)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $  10.33       $  10.53     $  10.34       $  10.31       $  11.01       $  10.90
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........               .39%          6.62%        5.16%         (1.73)%         8.85%         10.70%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 74,716       $ 69,534     $ 49,216       $ 42,007       $ 15,973       $  5,020
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.42%(d)       1.42%        1.37%          1.37%          1.37%          1.37%
   Expenses, before waivers/
     reimbursements .............              1.86%(d)       1.92%        1.97%          2.20%          2.84%          4.29%
   Net investment income,
     net of waivers/
     reimbursements .............              4.40%(d)       4.49%        4.83%          3.97%          4.14%          4.68%
Portfolio turnover rate .........                24%           134%         289%           311%            62%           258%

See footnote summary on page 108.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 107

--------------------
FINANCIAL HIGHLIGHTS
--------------------

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                      Virginia Portfolio
                                     ---------------------------------------------------------------------------------------
                                                                             Class C
                                     ---------------------------------------------------------------------------------------
                                         Six Months
                                              Ended                             Year Ended September 30,
                                     March 31, 2002       ------------------------------------------------------------------
                                        (unaudited)           2001         2000           1999           1998           1997
                                     ---------------------------------------------------------------------------------------
Net asset value,
   beginning of period ..........          $  10.52       $  10.33     $  10.31       $  11.01       $  10.90       $  10.57
                                     ---------------------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(a)(b) .....               .23            .47          .49            .42            .44            .50
Net realized and unrealized
   gain (loss) on investment
   transactions .................              (.18)           .20          .01           (.60)           .49            .58
                                     ---------------------------------------------------------------------------------------
Net increase (decrease)
   in net asset value
   from operations ..............               .05            .67          .50           (.18)           .93           1.08
                                     ---------------------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income ............              (.23)          (.47)        (.48)          (.42)          (.44)          (.50)
Distributions in excess of
   net investment income ........              (.01)          (.01)          -0-          (.07)          (.06)            -0-
Distributions from net
   realized gains ...............                -0-            -0-          -0-          (.03)          (.32)          (.25)
                                     ---------------------------------------------------------------------------------------
Total dividends and distributions              (.24)          (.48)        (.48)          (.52)          (.82)          (.75)
                                     ---------------------------------------------------------------------------------------
Net asset value, end of period ..          $  10.33       $  10.52     $  10.33       $  10.31       $  11.01       $  10.90
                                     =======================================================================================
Total Return
Total investment return based
   on net asset value(c) ........               .49%          6.62%        5.06%         (1.73)%         8.85%         10.70%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) ..............          $ 27,885       $ 24,116     $ 16,848       $ 12,962       $  4,597       $  1,207
Ratio to average net assets of:
   Expenses, net of waivers/
     reimbursements .............              1.42%(d)       1.42%        1.37%          1.37%          1.37%          1.37%
   Expenses, before waivers/
     reimbursements .............              1.85%(d)       1.92%        1.96%          2.19%          2.85%          4.25%
   Net investment income,
     net of waivers/
     reimbursements .............              4.39%(d)       4.48%        4.83%          3.97%          4.11%          4.66%
Portfolio turnover rate .........                24%           134%         289%           311%            62%           258%

(a)   Net of fee waived and expenses reimbursed by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.


--------------------------------------------------------------------------------
108 o ALLIANCE MUNICIPAL INCOME FUND II

                                                    ----------------------------
                                                    GLOSSARY OF INVESTMENT TERMS
                                                    ----------------------------

GLOSSARY OF INVESTMENT TERMS

benchmark

A standard by which a fund's performance can be measured. A benchmark is usually an unmanaged index, such as the Standard & Poor's 500 Stock Index or the Lehman Brothers Aggregate Bond Index.

bond

Bonds are issued by governments or corporations when they need to raise cash. Bonds are sold, or issued, to investors and have a maturity date, which is the date the issuer is obligated to repay the investor for the principal, or face amount, of the bond. Bonds also pay interest until maturity. Bonds are also called fixed income securities.

credit rating

Credit ratings are issued by independent organizations, such as Standard & Poor's Ratings group or Moody's Investors Services. These groups attempt to assess the likelihood that the issuer of the bond will be able to make timely payments of principal and interest on the bond, based on such factors as the issuer's financial condition and any collateral securing these obligations. Ratings typically range from AAA which is the highest rating, to D, which is the lowest rating.

index

A compilation of securities of similar types of companies that is used to measure the investment performance of securities within that specific market. An index is often used as a benchmark for a mutual fund. An investor cannot invest directly in an index.

net asset value (NAV)

The value of a mutual fund's total assets, minus its liabilities, divided by the number of shares outstanding.

portfolio

The collection of securities that make up a fund's or an investor's investments.

Treasuries

Negotiable U.S. Government debt obligations, backed by the full faith and credit of the U.S. Government. Treasuries are issued either as bills, notes or bonds, depending on the maturity. Treasuries are exempt from state and local taxes.


--------------------------------------------------------------------------------
ALLIANCE MUNICIPAL INCOME FUND II o 109

----------------
ALLIANCE CAPITAL
----------------

ALLIANCE CAPITAL

The Investment Professional's Choice

Alliance Capital is a leading global investment management firm with approximately $452 billion in assets under management. In recognition of our far-reaching investment capabilities, Alliance Capital has been selected by employee benefit plans for 45 of the FORTUNE 100 companies and public retirement funds in 43 states as well as by hundreds of foundations, endowments and foreign institutions. By sharing this institutional money management experience with millions of mutual fund investors as well, Alliance stands out as a "manager of choice" for thousands of investment professionals around the world.

At Alliance Capital, we place a premium on investment research. We carefully select securities based on our proprietary research, conducted by 605 investment professionals in 36 cities and 19 countries. Our commitment to this process means that our mutual fund shareholders have their portfolios managed by the same experienced analysts and portfolio managers who manage the pension funds of some of America's largest institutional investors.

All information on Alliance Capital is as of 3/31/02.


--------------------------------------------------------------------------------
110 o ALLIANCE MUNICIPAL INCOME FUND II

--------------------------------
ALLIANCE CAPITAL AT YOUR SERVICE
--------------------------------

ALLIANCE CAPITAL AT YOUR SERVICE

At Alliance Capital, shareholder satisfaction is among our top priorities. That is why we provide our shareholders with a wide variety of products and time-saving services.

o     Automatic Reinvestment

      You may choose to reinvest fund dividend and capital-gains distributions automatically at no charge.

o     Automatic Investment Program

      Build your investment account by having money automatically transferred from your bank account on a regular basis.

o     Dividend Direction Plans

      You may cross-invest dividends from one fund into the same class of shares in any other fund without incurring a sales charge--a good way to diversify your assets.

o     Auto Exchange

      You may choose to automatically exchange money from one Alliance Capital fund to another on a regular basis. This can be a good way to dollar cost average*, helping you to invest with discipline.

o     Systematic Withdrawals

      Regular checks for specified amounts can be sent to you or to your brokerage or bank account.

o     E-Statements and Electronic Delivery

      Sign up to view your quarterly mutual fund, retirement or CollegeBoundfund(SM) account statements online, rather than wait to receive paper copies in the mail. You may also sign up for electronic delivery of your legal documents so you can receive your semi-annual and annual shareholder reports, prospectuses and prospectus supplements online. It's easy, convenient and saves you time and storage space. Sign up today at www.alliancecapital.com. Simply go to Individual Investor, U.S., Account Access.

o     A Choice of Purchase Plans

      Most funds are available in A, B, and C Class shares. Many funds are also available in Advisor Class shares.

o     Telephone Transaction

      Purchases, transfers and redemptions can be made by calling (800) 221-5672. Our knowledgeable representatives are available to assist you Monday through Friday from 8:30 a.m. to 8:00 p.m. Eastern Standard Time.

o     Alliance Answer: 24-Hour Information

      For your convenience, our computerized audio response system is available to you 24-hours a day by calling (800) 251-0539. Using any touch tone phone, you can hear share prices, get account balances, review details of your last transaction, obtain dividend information, order statements/checkbooks, review fund objectives, and Watchlist information, order additional copies of statements and request additional year-end tax forms (available from February 1 to May 31).

o     The Alliance Advance

      A quarterly newsletter discussing investment strategies, economic news and other mutual fund matters.

o Our Website at www.alliancecapital.com gives you a broad perspective of Alliance Capital. You can reach Alliance mutual fund and account information more directly from www.investor.alliancecapital.com. Either way, you'll have access to extensive Alliance fund data, answers to frequently asked questions, and financial planning tools and calculators.

* Dollar cost averaging does not assure a profit nor protect against loss in a declining market. Since this strategy involves continuous investments in securities, regardless of fluctuating prices, investors should consider their financial ability to invest during periods of low price levels.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 111

-----------------
BOARD OF TRUSTEES
-----------------

BOARD OF TRUSTEES

John D. Carifa, Chairman and President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
William H. Foulk, Jr.(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Guy Davidson, Senior Vice President
Wayne D. Lyski, Senior Vice President
David M. Dowden, Vice President
Terrance T. Hults, Vice President
William E. Oliver, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free (800) 221-5672

(1)   Member of the Audit Committee.


--------------------------------------------------------------------------------
112 o ALLIANCE MUNICIPAL INCOME FUND II

                                                --------------------------------
                                                ALLIANCE CAPITAL FAMILY OF FUNDS
                                                --------------------------------

ALLIANCE CAPITAL FAMILY OF FUNDS

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
The Korean Investment Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Emerging Market Debt Fund***
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

Alliance also offers AFD Exchange Reserves, which serves as the money market fund exchange vehicle for the Alliance mutual funds.

To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its name to Alliance Emerging Market Debt Fund on March 1, 2002.


--------------------------------------------------------------------------------
                                         ALLIANCE MUNICIPAL INCOME FUND II o 113

Alliance Municipal Income Fund II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

Alliance Capital [LOGO](R)
The Investment Professional's Choice

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

MUNIIISR0302